Quarterly Holdings Report
for
Fidelity® SAI Total Bond Fund
November 30, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
STB-NPRT1-0124
1.9887630.105
Corporate Bonds - 31.3%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
2.375% 3/15/24		6,747,000	6,447,433
3.375% 8/15/26		14,551,000	6,584,324
			13,031,757
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Spirit Aerosystems, Inc. 3.25% 11/1/28 (b)		20,000	23,407

Ground Transportation - 0.0%
Uber Technologies, Inc. 0.875% 12/1/28 (b)		50,000	51,699

TOTAL INDUSTRIALS			75,106

INFORMATION TECHNOLOGY - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Seagate HDD Cayman 3.5% 6/1/28 (b)		1,380,000	1,563,540
Western Digital Corp. 3% 11/15/28 (b)		1,240,000	1,418,560
			2,982,100
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Redfin Corp. 0.5% 4/1/27		3,390,000	1,932,300

UTILITIES - 0.0%
Electric Utilities - 0.0%
PG&E Corp. 4.25% 12/1/27 (b)		1,294,000	1,294,000

Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP 2.5% 6/15/26 (b)		739,000	646,256

TOTAL UTILITIES			1,940,256

TOTAL CONVERTIBLE BONDS			19,961,519
Nonconvertible Bonds - 31.2%
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.6%
Altice France SA:
5.125% 1/15/29(b)		5,985,000	4,347,871
5.125% 7/15/29(b)		4,520,000	3,231,984
5.5% 1/15/28(b)		1,250,000	955,568
5.5% 10/15/29(b)		2,400,000	1,731,666
8.125% 2/1/27(b)		40,000	34,407
AT&T, Inc.:
2.55% 12/1/33		3,443,000	2,680,193
3.8% 12/1/57		8,798,000	6,013,693
4.3% 2/15/30		5,781,000	5,469,519
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		7,572,000	6,872,537
Cablevision Lightpath LLC:
3.875% 9/15/27(b)		565,000	478,750
5.625% 9/15/28(b)		445,000	332,691
Colombia Telecomunicaciones SA 4.95% 7/17/30 (b)		300,000	217,200
Connect Finco SARL / Connect U.S. Finco LLC 6.75% 10/1/26 (b)		40,000	38,400
Consolidated Communications, Inc. 5% 10/1/28 (b)		690,000	539,925
Frontier Communications Holdings LLC:
5% 5/1/28(b)		4,430,000	3,974,458
5.875% 10/15/27(b)		1,104,000	1,037,182
5.875% 11/1/29		1,530,000	1,224,596
6% 1/15/30(b)		20,000	16,025
6.75% 5/1/29(b)		20,000	16,937
8.75% 5/15/30(b)		1,481,000	1,476,796
IHS Holding Ltd. 5.625% 11/29/26 (b)		720,000	618,075
Iliad Holding SAS:
6.5% 10/15/26(b)		20,000	19,470
7% 10/15/28(b)		20,000	19,230
Level 3 Financing, Inc.:
3.625% 1/15/29(b)(c)		440,000	215,600
4.25% 7/1/28(b)(c)		1,725,000	914,250
4.625% 9/15/27(b)(c)		145,000	87,000
10.5% 5/15/30(b)		3,561,000	3,302,828
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)		1,610,000	941,850
Qtel International Finance Ltd. 2.625% 4/8/31 (b)		560,000	470,400
Sable International Finance Ltd. 5.75% 9/7/27 (b)		2,080,000	1,913,787
Sitios Latinoamerica S.A.B. de CV 5.375% 4/4/32 (b)		940,000	829,174
Telecom Italia Capital SA:
6% 9/30/34		1,165,000	1,050,875
7.2% 7/18/36		1,124,000	1,093,404
7.721% 6/4/38		300,000	299,299
Telecom Italia SpA 5.303% 5/30/24 (b)		20,000	19,841
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		1,099,000	1,039,242
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		1,200,000	1,095,000
Verizon Communications, Inc.:
2.355% 3/15/32		51,205,000	40,845,616
2.55% 3/21/31		30,387,000	25,232,230
3% 3/22/27		2,669,000	2,500,016
5.012% 4/15/49		324,000	301,439
Windstream Escrow LLC 7.75% 8/15/28 (b)		2,470,000	2,036,366
Zayo Group Holdings, Inc.:
4% 3/1/27(b)		1,390,000	1,060,522
6.125% 3/1/28(b)		1,254,000	841,846
			127,437,758
Entertainment - 0.0%
Live Nation Entertainment, Inc.:
4.75% 10/15/27(b)		20,000	18,800
4.875% 11/1/24(b)		20,000	19,775
6.5% 5/15/27(b)		20,000	19,994
Roblox Corp. 3.875% 5/1/30 (b)		2,005,000	1,721,794
Universal Music Group NV 4% 6/13/31 (Reg. S)	EUR	1,100,000	1,198,962
			2,979,325
Interactive Media & Services - 0.0%
Baidu, Inc.:
1.72% 4/9/26		815,000	746,988
2.375% 10/9/30		345,000	280,975
Tencent Holdings Ltd.:
1.81% 1/26/26(b)		350,000	324,800
2.39% 6/3/30(b)		745,000	615,370
3.975% 4/11/29(b)		260,000	241,829
			2,209,962
Media - 1.8%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)		2,880,000	2,566,904
Altice Financing SA:
5% 1/15/28(b)		549,000	470,084
5.75% 8/15/29(b)		10,610,000	8,721,363
Altice France Holding SA:
6% 2/15/28(b)		5,124,000	2,069,475
10.5% 5/15/27(b)		20,000	10,623
Block Communications, Inc. 4.875% 3/1/28 (b)		500,000	424,988
Cable Onda SA 4.5% 1/30/30 (b)		1,750,000	1,441,195
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31(b)		2,379,000	1,984,558
4.25% 1/15/34(b)		2,295,000	1,790,259
4.5% 8/15/30(b)		1,860,000	1,595,904
4.5% 5/1/32		2,714,000	2,235,323
4.5% 6/1/33(b)		7,745,000	6,196,510
4.75% 3/1/30(b)		35,000	30,631
4.75% 2/1/32(b)		65,000	54,599
5.375% 6/1/29(b)		3,020,000	2,800,511
6.375% 9/1/29(b)		20,000	19,297
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.85% 4/1/61		2,000,000	1,194,004
3.9% 6/1/52		22,000,000	14,074,715
4.4% 4/1/33		14,572,000	12,929,306
4.8% 3/1/50		5,000,000	3,719,463
5.25% 4/1/53		30,184,000	24,172,104
5.375% 5/1/47		18,624,000	15,061,544
5.5% 4/1/63		20,184,000	15,970,073
6.484% 10/23/45		5,093,000	4,726,431
6.834% 10/23/55		2,000,000	1,905,218
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27(b)		1,073,000	993,169
7.5% 6/1/29(b)		1,405,000	1,107,379
9% 9/15/28(b)		2,350,000	2,373,500
Comcast Corp. 6.45% 3/15/37		797,000	858,751
CSC Holdings LLC:
3.375% 2/15/31(b)		40,000	27,286
4.125% 12/1/30(b)		1,490,000	1,060,448
4.5% 11/15/31(b)		630,000	445,839
4.625% 12/1/30(b)		3,072,000	1,691,925
5.375% 2/1/28(b)		3,795,000	3,226,648
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% (b)(d)		8,145,000	193,444
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)		560,000	503,911
Discovery Communications LLC:
3.625% 5/15/30		7,624,000	6,737,076
4.65% 5/15/50		20,572,000	15,534,781
DISH DBS Corp.:
5.125% 6/1/29		20,000	9,062
5.25% 12/1/26(b)		60,000	48,243
5.75% 12/1/28(b)		3,105,000	2,299,826
5.875% 11/15/24		540,000	474,047
7.375% 7/1/28		20,000	9,887
7.75% 7/1/26		40,000	23,875
DISH Network Corp. 11.75% 11/15/27 (b)		4,719,000	4,684,209
Dolya Holdco 18 DAC 5% 7/15/28 (b)		555,000	498,054
Fox Corp.:
4.03% 1/25/24		2,489,000	2,481,073
4.709% 1/25/29		3,602,000	3,510,573
5.476% 1/25/39		3,552,000	3,244,309
Lagardere S.C.A.:
1.75% 10/7/27 (Reg. S)	EUR	1,100,000	1,190,314
2.125% 10/16/26 (Reg. S)	EUR	1,100,000	1,190,884
Lamar Media Corp.:
3.625% 1/15/31		20,000	17,118
3.75% 2/15/28		20,000	18,416
LCPR Senior Secured Financing DAC:
5.125% 7/15/29(b)		2,550,000	2,141,492
6.75% 10/15/27(b)		380,000	357,324
Magallanes, Inc.:
3.755% 3/15/27		9,262,000	8,739,366
4.054% 3/15/29		3,210,000	2,965,524
4.279% 3/15/32		46,121,000	40,686,249
5.05% 3/15/42		7,082,000	5,847,129
5.141% 3/15/52		41,680,000	33,313,186
Mcgraw-Hill Education, Inc. 5.75% 8/1/28 (b)		40,000	36,500
Midas Opco Holdings LLC 5.625% 8/15/29 (b)		40,000	35,050
Outfront Media Capital LLC / Corp.:
4.625% 3/15/30(b)		20,000	17,174
5% 8/15/27(b)		20,000	18,858
7.375% 2/15/31(b)		1,870,000	1,917,685
Paramount Global 6.375% 3/30/62 (e)		40,000	32,200
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26(b)		1,765,000	1,314,749
6.5% 9/15/28(b)		1,464,000	685,664
Sinclair Television Group, Inc. 5.5% 3/1/30 (b)		835,000	616,564
Sirius XM Radio, Inc.:
3.125% 9/1/26(b)		20,000	18,400
3.875% 9/1/31(b)		40,000	32,365
4% 7/15/28(b)		6,945,000	6,205,298
4.125% 7/1/30(b)		2,645,000	2,231,719
5.5% 7/1/29(b)		1,490,000	1,384,448
TEGNA, Inc.:
4.625% 3/15/28		500,000	454,715
5% 9/15/29		585,000	519,890
Time Warner Cable LLC:
4.5% 9/15/42		10,467,000	7,745,812
5.5% 9/1/41		4,708,000	3,894,374
5.875% 11/15/40		6,004,000	5,190,344
6.55% 5/1/37		17,014,000	16,067,329
7.3% 7/1/38		14,056,000	14,059,829
TV Azteca SA de CV 8.25% (Reg. S) (d)		2,133,000	830,867
Univision Communications, Inc.:
4.5% 5/1/29(b)		1,620,000	1,421,427
5.125% 2/15/25(b)		16,000	15,800
6.625% 6/1/27(b)		6,678,000	6,580,934
7.375% 6/30/30(b)		415,000	407,283
8% 8/15/28(b)		980,000	990,623
Videotron Ltd.:
3.625% 6/15/29(b)		20,000	17,553
5.125% 4/15/27(b)		20,000	19,350
Virgin Media Secured Finance PLC:
4.5% 8/15/30(b)		3,900,000	3,346,746
5.5% 5/15/29(b)		40,000	37,623
VTR Finance BV 6.375% 7/15/28 (b)		450,000	82,125
VZ Secured Financing BV 5% 1/15/32 (b)		40,000	32,762
Ziggo BV 4.875% 1/15/30 (b)		1,285,000	1,099,860
			352,031,319
Wireless Telecommunication Services - 0.4%
AXIAN Telecom 7.375% 2/16/27 (b)		930,000	845,937
Bharti Airtel International BV 5.35% 5/20/24 (b)		1,045,000	1,043,349
CT Trust 5.125% 2/3/32 (b)		1,425,000	1,179,366
Digicel Group Ltd. 6.75% (b)(d)		404,000	8,080
Intelsat Jackson Holdings SA 6.5% 3/15/30 (b)		4,081,000	3,781,706
Millicom International Cellular SA:
4.5% 4/27/31(b)		4,410,000	3,512,565
5.125% 1/15/28(b)		441,000	398,003
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (b)		456,000	454,290
Rogers Communications, Inc.:
3.2% 3/15/27		9,947,000	9,272,074
3.8% 3/15/32		8,681,000	7,556,279
Sprint Corp.:
7.125% 6/15/24		15,000	15,070
7.625% 2/15/25		130,000	131,994
7.625% 3/1/26		60,000	62,216
T-Mobile U.S.A., Inc.:
2.25% 11/15/31		10,000,000	7,971,826
3.75% 4/15/27		12,950,000	12,346,643
3.875% 4/15/30		23,000,000	21,125,845
4.375% 4/15/40		2,795,000	2,388,712
4.5% 4/15/50		5,491,000	4,566,452
VMED O2 UK Financing I PLC 4.25% 1/31/31 (b)		2,790,000	2,345,483
Vodafone Group PLC:
4.875% 10/3/78 (Reg. S)(e)	GBP	2,300,000	2,802,008
6.25% 10/3/78 (Reg. S)(e)		1,859,000	1,838,049
7% 4/4/79(e)		60,000	60,601
VTR Comunicaciones SpA:
4.375% 4/15/29(b)		310,000	124,918
5.125% 1/15/28(b)		1,108,000	439,156
			84,270,622
TOTAL COMMUNICATION SERVICES			568,928,986

CONSUMER DISCRETIONARY - 1.5%
Automobile Components - 0.1%
Adient Global Holdings Ltd. 7% 4/15/28 (b)		385,000	391,435
American Axle & Manufacturing, Inc.:
5% 10/1/29		20,000	16,557
6.5% 4/1/27		20,000	19,293
Dana Financing Luxembourg SARL 5.75% 4/15/25 (b)		260,000	257,481
Dana, Inc.:
4.25% 9/1/30		520,000	441,350
5.375% 11/15/27		500,000	474,633
5.625% 6/15/28		20,000	19,062
FXI Holdings, Inc. 12.25% 11/15/26 (b)		20,000	17,500
Hertz Corp. 5% 12/1/29 (b)		370,000	283,982
IHO Verwaltungs GmbH 4.75% 9/15/26 pay-in-kind (b)(e)		255,000	239,975
Macquarie AirFinance Holdings:
8.125% 3/30/29(b)		2,080,000	2,119,832
8.375% 5/1/28(b)		1,395,000	1,430,154
Metalsa SA de CV 3.75% 5/4/31 (b)		660,000	513,975
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (b)		2,160,000	999,000
Robert Bosch GmbH 4.375% 6/2/43 (Reg. S)	EUR	900,000	976,035
Schaeffler AG 3.375% 10/12/28 (Reg. S)	EUR	2,100,000	2,149,705
ZF Europe Finance BV 2% 2/23/26 (Reg. S)	EUR	800,000	814,198
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	1,800,000	1,778,065
ZF North America Capital, Inc.:
4.75% 4/29/25(b)		1,525,000	1,490,188
6.875% 4/14/28(b)		700,000	709,974
7.125% 4/14/30(b)		700,000	718,582
			15,860,976
Automobiles - 0.1%
Aston Martin Capital Holdings Ltd. 10.5% 11/30/25 (b)		40,000	39,950
Ford Motor Co.:
3.25% 2/12/32		1,840,000	1,467,517
4.346% 12/8/26		20,000	18,929
5.291% 12/8/46		255,000	207,278
6.1% 8/19/32		3,850,000	3,749,653
7.4% 11/1/46		515,000	526,100
General Motors Financial Co., Inc. 5.15% 8/15/26 (Reg. S)	GBP	820,000	1,016,940
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 11.4932% 10/15/26 (b)(e)(f)		8,292,000	8,277,462
			15,303,829
Broadline Retail - 0.1%
Alibaba Group Holding Ltd. 2.125% 2/9/31		435,000	350,179
JD.com, Inc. 3.375% 1/14/30		1,420,000	1,247,924
John Lewis PLC 6.125% 1/21/25	GBP	8,381,000	10,456,271
Kohl's Corp. 4.25% 7/17/25		175,000	168,350
Marks & Spencer PLC:
3.75% 5/19/26 (Reg. S)	GBP	100,000	120,248
4.5% 7/10/27 (Reg. S)	GBP	700,000	832,893
Match Group Holdings II LLC:
3.625% 10/1/31(b)		385,000	314,738
4.125% 8/1/30(b)		870,000	757,065
5% 12/15/27(b)		95,000	90,968
Nordstrom, Inc.:
4.25% 8/1/31		1,180,000	931,610
4.375% 4/1/30		775,000	644,364
Prosus NV:
3.061% 7/13/31(b)		685,000	531,089
3.68% 1/21/30(b)		840,000	704,550
4.027% 8/3/50(b)		1,110,000	681,956
4.193% 1/19/32(b)		455,000	379,925
			18,212,130
Distributors - 0.0%
Inchcape PLC 6.5% 6/9/28 (Reg. S)	GBP	1,600,000	2,041,792
Windsor Holdings III, LLC 8.5% 6/15/30 (b)		1,505,000	1,548,067
			3,589,859
Diversified Consumer Services - 0.1%
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		7,730,000	7,527,088
Grand Canyon University 4.125% 10/1/24		20,000	18,912
Service Corp. International:
3.375% 8/15/30		20,000	16,801
4% 5/15/31		115,000	97,997
4.625% 12/15/27		520,000	492,050
5.125% 6/1/29		700,000	668,500
Sotheby's 7.375% 10/15/27 (b)		1,450,000	1,329,731
TKC Holdings, Inc.:
6.875% 5/15/28(b)		1,954,000	1,763,485
10.5% 5/15/29(b)		2,099,000	1,815,635
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)		3,330,000	3,129,811
			16,860,010
Hotels, Restaurants & Leisure - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28(b)		1,115,000	1,026,283
4% 10/15/30(b)		2,149,000	1,852,615
4.375% 1/15/28(b)		20,000	18,562
5.75% 4/15/25(b)		548,000	546,179
Affinity Gaming LLC 6.875% 12/15/27 (b)		3,620,000	3,151,446
Aramark Services, Inc.:
5% 4/1/25(b)		20,000	19,847
5% 2/1/28(b)		1,338,000	1,266,218
Bimbo Bakeries U.S.A., Inc. 6.4% 1/15/34 (b)		730,000	776,903
Boyd Gaming Corp.:
4.75% 12/1/27		20,000	18,934
4.75% 6/15/31(b)		20,000	17,698
Caesars Entertainment, Inc.:
4.625% 10/15/29(b)		40,000	35,148
6.25% 7/1/25(b)		2,570,000	2,555,205
7% 2/15/30(b)		2,236,000	2,238,012
8.125% 7/1/27(b)		3,557,000	3,623,704
Caesars Resort Collection LLC 5.75% 7/1/25 (b)		1,625,000	1,616,273
Carnival Corp.:
5.75% 3/1/27(b)		4,965,000	4,718,383
6% 5/1/29(b)		2,225,000	2,047,218
6.65% 1/15/28		225,000	206,003
7% 8/15/29(b)		715,000	728,985
7.625% 3/1/26(b)		4,300,000	4,323,741
10.5% 6/1/30(b)		3,415,000	3,641,356
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (b)		60,000	65,244
ClubCorp Holdings, Inc. 8.5% 9/15/25 (b)		350,000	307,034
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (b)		2,430,000	2,050,554
Garden SpinCo Corp. 8.625% 7/20/30 (b)		580,000	608,804
GENM Capital Labuan Ltd. 3.882% 4/19/31 (b)		860,000	703,050
Golden Entertainment, Inc. 7.625% 4/15/26 (b)		2,300,000	2,304,899
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(b)		895,000	751,660
3.75% 5/1/29(b)		370,000	332,278
4% 5/1/31(b)		1,775,000	1,561,668
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (b)		795,000	667,399
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	1,640,000	1,855,368
Jacobs Entertainment, Inc. 6.75% 2/15/29 (b)		700,000	627,354
Life Time, Inc. 8% 4/15/26 (b)		2,780,000	2,780,000
Lindblad Expeditions LLC 6.75% 2/15/27 (b)		325,000	316,875
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)		2,495,000	2,113,914
Marriott Ownership Resorts, Inc.:
4.5% 6/15/29(b)		225,000	189,176
4.75% 1/15/28		775,000	682,010
McDonald's Corp. 3.5% 7/1/27		3,551,000	3,378,979
Meituan:
2.125% 10/28/25(b)		995,000	926,544
3.05% 10/28/30(b)		665,000	542,128
Melco Resorts Finance Ltd.:
4.875% 6/6/25(b)		20,000	19,264
5.375% 12/4/29(b)		40,000	33,359
5.625% 7/17/27(b)		20,000	18,102
MGM China Holdings Ltd.:
5.25% 6/18/25(b)		20,000	19,325
5.375% 5/15/24(b)		20,000	19,829
5.875% 5/15/26(b)		20,000	19,100
MGM Resorts International:
4.625% 9/1/26		20,000	19,204
5.75% 6/15/25		20,000	19,886
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		1,000,000	979,180
NCL Corp. Ltd.:
3.625% 12/15/24(b)		1,350,000	1,305,843
5.875% 3/15/26(b)		690,000	653,775
5.875% 2/15/27(b)		20,000	19,362
7.75% 2/15/29(b)		1,480,000	1,398,809
NCL Finance Ltd. 6.125% 3/15/28 (b)		475,000	431,005
Ontario Gaming GTA LP 8% 8/1/30 (b)		64,000	64,647
Premier Entertainment Sub LLC 5.875% 9/1/31 (b)		20,000	14,222
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26(b)		2,850,000	2,699,148
5.375% 7/15/27(b)		1,095,000	1,053,510
5.5% 8/31/26(b)		3,920,000	3,813,363
5.5% 4/1/28(b)		3,635,000	3,472,420
7.25% 1/15/30(b)		640,000	651,891
11.625% 8/15/27(b)		416,000	451,164
Scientific Games Corp.:
7% 5/15/28(b)		20,000	20,019
7.25% 11/15/29(b)		20,000	20,050
7.5% 9/1/31(b)		995,000	1,009,593
Station Casinos LLC 4.5% 2/15/28 (b)		1,190,000	1,076,296
Studio City Finance Ltd.:
5% 1/15/29(b)		20,000	15,510
6% 7/15/25(b)		20,000	19,375
Times Square Hotel Trust 8.528% 8/1/26 (b)		303,911	300,947
Viking Cruises Ltd.:
5.875% 9/15/27(b)		20,000	18,830
9.125% 7/15/31(b)		440,000	457,628
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (b)		475,000	439,375
Voc Escrow Ltd. 5% 2/15/28 (b)		670,000	625,251
Whitbread PLC:
2.375% 5/31/27 (Reg. S)	GBP	2,210,000	2,469,721
3.375% 10/16/25 (Reg. S)	GBP	3,300,000	3,976,126
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.5% 3/1/25 (b)		40,000	39,518
Wynn Macau Ltd.:
5.5% 1/15/26(b)		20,000	18,925
5.625% 8/26/28(b)		40,000	35,355
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.125% 2/15/31 (b)		640,000	637,139
Yum! Brands, Inc.:
3.625% 3/15/31		660,000	566,870
4.625% 1/31/32		2,610,000	2,347,048
4.75% 1/15/30(b)		520,000	483,318
5.375% 4/1/32		510,000	482,622
			89,429,575
Household Durables - 0.0%
Adams Homes, Inc. 7.5% 2/15/25 (b)		91,000	89,087
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (b)		690,000	580,525
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.25% 9/15/27 (b)		20,000	18,872
LGI Homes, Inc. 8.75% 12/15/28 (b)		1,005,000	1,033,743
Newell Brands, Inc.:
4.7% 4/1/26		660,000	637,130
4.875% 6/1/25		20,000	19,518
6.375% 9/15/27		620,000	605,029
6.5% 4/1/46(g)		510,000	408,039
6.625% 9/15/29		715,000	696,843
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	1,950,000	1,768,370
TopBuild Corp. 4.125% 2/15/32 (b)		990,000	846,021
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24		35,000	34,738
TRI Pointe Homes, Inc. 5.7% 6/15/28		255,000	242,284
			6,980,199
Leisure Products - 0.0%
Mattel, Inc.:
3.375% 4/1/26(b)		205,000	192,352
5.45% 11/1/41		510,000	435,588
5.875% 12/15/27(b)		2,075,000	2,040,483
			2,668,423
Specialty Retail - 0.4%
Asbury Automotive Group, Inc.:
4.625% 11/15/29(b)		20,000	18,012
4.75% 3/1/30		20,000	17,929
AutoNation, Inc. 4.75% 6/1/30		1,671,000	1,550,359
AutoZone, Inc.:
4% 4/15/30		11,145,000	10,313,088
4.75% 8/1/32		15,000,000	14,202,109
Bath & Body Works, Inc.:
6.625% 10/1/30(b)		40,000	39,592
6.694% 1/15/27		480,000	482,081
Carvana Co.:
4.875% 9/1/29(b)		1,637,000	933,355
5.5% 4/15/27(b)		775,000	534,750
5.875% 10/1/28(b)		455,000	268,450
10.25% 5/1/30(b)		120,000	91,800
12% 12/1/28 pay-in-kind(b)(e)		1,238,000	977,772
13% 6/1/30 pay-in-kind(b)(e)		724,000	566,530
14% 6/1/31 pay-in-kind(b)(e)		858,000	681,003
Foot Locker, Inc. 4% 10/1/29 (b)		840,000	678,065
Gap, Inc. 3.875% 10/1/31 (b)		20,000	15,797
LBM Acquisition LLC 6.25% 1/15/29 (b)		2,695,000	2,257,386
LCM Investments Holdings 8.25% 8/1/31 (b)		655,000	658,419
Lithia Motors, Inc.:
3.875% 6/1/29(b)		20,000	17,630
4.625% 12/15/27(b)		20,000	18,589
Lowe's Companies, Inc.:
3.35% 4/1/27		1,437,000	1,362,855
3.75% 4/1/32		27,423,000	24,537,472
4.45% 4/1/62		20,496,000	15,864,355
Michaels Companies, Inc.:
5.25% 5/1/28(b)		1,020,000	744,529
7.875% 5/1/29(b)		825,000	468,996
O'Reilly Automotive, Inc. 4.2% 4/1/30		2,481,000	2,322,112
Penske Automotive Group, Inc.:
3.5% 9/1/25		20,000	19,236
3.75% 6/15/29		20,000	17,346
PetSmart, Inc. / PetSmart Finance Corp. 7.75% 2/15/29 (b)		20,000	18,853
Sally Holdings LLC 5.625% 12/1/25		1,360,000	1,338,709
Valvoline, Inc. 4.25% 2/15/30 (b)		1,255,000	1,239,916
Victoria's Secret & Co. 4.625% 7/15/29 (b)		925,000	750,622
			83,007,717
Textiles, Apparel & Luxury Goods - 0.2%
Crocs, Inc.:
4.125% 8/15/31(b)		840,000	686,700
4.25% 3/15/29(b)		500,000	437,500
Hanesbrands, Inc. 4.875% 5/15/26 (b)		520,000	489,991
Kontoor Brands, Inc. 4.125% 11/15/29 (b)		410,000	354,650
Levi Strauss & Co. 3.5% 3/1/31 (b)		835,000	699,313
Tapestry, Inc.:
7% 11/27/26		6,493,000	6,563,019
7.05% 11/27/25		2,407,000	2,436,821
7.35% 11/27/28		10,385,000	10,464,178
7.7% 11/27/30		11,966,000	12,130,444
7.85% 11/27/33		11,966,000	12,152,485
The William Carter Co. 5.625% 3/15/27 (b)		500,000	484,882
Wolverine World Wide, Inc. 4% 8/15/29 (b)		2,280,000	1,756,763
			48,656,746
TOTAL CONSUMER DISCRETIONARY			300,569,464

CONSUMER STAPLES - 1.5%
Beverages - 0.5%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36		13,110,000	12,492,593
4.9% 2/1/46		1,563,000	1,447,357
Anheuser-Busch InBev SA NV 9.75% 7/30/24	GBP	175,000	226,234
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58		10,214,000	9,077,588
5.45% 1/23/39		9,200,000	9,228,231
5.55% 1/23/49		21,036,000	21,445,725
5.8% 1/23/59 (Reg. S)		22,287,000	23,276,306
Central American Bottling Corp. 5.25% 4/27/29 (b)		845,000	768,528
Constellation Brands, Inc. 4.75% 5/9/32		20,000,000	19,116,668
Primo Water Holdings, Inc. 4.375% 4/30/29 (b)		830,000	736,420
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		5,975,000	5,116,094
			102,931,744
Consumer Staples Distribution & Retail - 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29(b)		3,170,000	2,809,545
4.625% 1/15/27(b)		20,000	19,214
4.875% 2/15/30(b)		1,860,000	1,739,120
C&S Group Enterprises LLC 5% 12/15/28 (b)		2,795,000	2,249,975
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (b)		1,065,000	992,048
Performance Food Group, Inc.:
4.25% 8/1/29(b)		20,000	17,887
5.5% 10/15/27(b)		1,314,000	1,271,807
6.875% 5/1/25(b)		500,000	500,263
REWE International Finance 4.875% 9/13/30 (Reg. S)	EUR	700,000	780,249
Sysco Corp.:
5.95% 4/1/30		4,765,000	4,932,774
6.6% 4/1/50		7,190,000	7,879,275
Tesco Corporate Treasury Services PLC:
2.75% 4/27/30 (Reg. S)	GBP	2,115,000	2,251,915
5.5% 2/27/35 (Reg. S)	GBP	755,000	908,609
U.S. Foods, Inc.:
4.625% 6/1/30(b)		580,000	523,290
4.75% 2/15/29(b)		655,000	607,145
6.875% 9/15/28(b)		820,000	831,382
United Natural Foods, Inc. 6.75% 10/15/28 (b)		255,000	195,384
			28,509,882
Food Products - 0.5%
Adecoagro SA 6% 9/21/27 (b)		990,000	934,511
Camposol SA 6% 2/3/27 (b)		450,000	273,425
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (b)		510,000	460,837
Darling Ingredients, Inc.:
5.25% 4/15/27(b)		20,000	19,421
6% 6/15/30(b)		850,000	820,663
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27		17,765,000	15,987,967
3% 5/15/32		18,025,000	14,046,897
3.625% 1/15/32		27,395,000	22,417,465
5.125% 2/1/28		7,390,000	7,174,672
5.5% 1/15/30		3,285,000	3,113,685
5.75% 4/1/33		15,215,000	14,367,957
JDE Peet's BV 2.25% 9/24/31 (b)		3,800,000	2,915,496
Lamb Weston Holdings, Inc.:
4.125% 1/31/30(b)		3,330,000	2,981,068
4.375% 1/31/32(b)		660,000	575,254
MARB BondCo PLC 3.95% 1/29/31 (b)		620,000	478,950
Pilgrim's Pride Corp.:
3.5% 3/1/32		140,000	113,330
4.25% 4/15/31		310,000	268,470
Post Holdings, Inc.:
4.5% 9/15/31(b)		40,000	34,825
4.625% 4/15/30(b)		1,275,000	1,139,081
5.5% 12/15/29(b)		2,009,000	1,888,524
5.625% 1/15/28(b)		20,000	19,460
5.75% 3/1/27(b)		1,000,000	982,798
TreeHouse Foods, Inc. 4% 9/1/28		735,000	625,241
			91,639,997
Household Products - 0.0%
Central Garden & Pet Co. 4.125% 10/15/30		20,000	17,134
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/33 (Reg. S)	EUR	1,000,000	1,107,910
			1,125,044
Personal Care Products - 0.0%
BellRing Brands, Inc. 7% 3/15/30 (b)		510,000	518,747
Edgewell Personal Care Co. 5.5% 6/1/28 (b)		20,000	19,050
			537,797
Tobacco - 0.4%
Altria Group, Inc.:
4.25% 8/9/42		10,924,000	8,348,958
4.5% 5/2/43		7,299,000	5,757,882
4.8% 2/14/29		1,994,000	1,945,781
5.375% 1/31/44		13,161,000	12,769,262
5.95% 2/14/49		2,582,000	2,516,141
Imperial Tobacco Finance PLC:
3.5% 7/26/26(b)		8,401,000	7,918,692
4.25% 7/21/25(b)		6,702,000	6,539,562
6.125% 7/27/27(b)		7,555,000	7,658,092
Reynolds American, Inc.:
4.45% 6/12/25		3,319,000	3,263,491
5.7% 8/15/35		1,538,000	1,443,396
5.85% 8/15/45		12,953,000	11,442,426
6.15% 9/15/43		1,637,000	1,528,830
7.25% 6/15/37		1,835,000	1,917,869
			73,050,382
TOTAL CONSUMER STAPLES			297,794,846

ENERGY - 4.0%
Energy Equipment & Services - 0.1%
Archrock Partners LP / Archrock Partners Finance Corp. 6.875% 4/1/27 (b)		20,000	19,817
CGG SA 8.75% 4/1/27 (b)		2,990,000	2,713,425
Guara Norte SARL 5.198% 6/15/34 (b)		835,626	733,103
Halliburton Co.:
3.8% 11/15/25		86,000	83,858
4.85% 11/15/35		3,103,000	2,944,501
Jonah Energy Parent LLC 12% 11/5/25 (c)(h)		808,041	839,393
Nabors Industries Ltd. 7.25% 1/15/26 (b)		20,000	19,118
Nabors Industries, Inc.:
7.375% 5/15/27(b)		20,000	19,337
9.125% 1/31/30(b)		310,000	310,806
NuStar Logistics LP:
5.625% 4/28/27		20,000	19,688
5.75% 10/1/25		20,000	19,863
Oleoducto Central SA 4% 7/14/27 (b)		802,000	723,845
Seadrill Finance Ltd. 8.375% 8/1/30 (b)		615,000	630,098
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		2,024,000	2,034,120
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		400,000	404,000
Summit Midstream Holdings LLC 9% 10/15/26 (b)		20,000	19,877
Technip Energies NV 1.125% 5/28/28	EUR	1,205,000	1,153,312
The Oil and Gas Holding Co.:
7.5% 10/25/27(b)		903,000	935,452
8.375% 11/7/28(b)		260,000	279,094
Transocean Aquila Ltd. 8% 9/30/28 (b)		460,000	460,906
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)		812,250	802,003
Transocean Titan Finance Ltd. 8.375% 2/1/28 (b)		20,000	20,400
Transocean, Inc.:
7.25% 11/1/25(b)		645,000	633,271
7.5% 1/15/26(b)		1,250,000	1,218,750
8% 2/1/27(b)		3,600,000	3,446,208
8.75% 2/15/30(b)		1,524,750	1,557,207
U.S.A. Compression Partners LP:
6.875% 4/1/26		20,000	19,887
6.875% 9/1/27		20,000	19,743
Valaris Ltd. 8.375% 4/30/30 (b)		2,620,000	2,635,641
Weatherford International Ltd.:
6.5% 9/15/28(b)		16,000	16,160
8.625% 4/30/30(b)		40,000	41,355
			24,774,238
Oil, Gas & Consumable Fuels - 3.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29(b)		20,000	18,729
5.75% 3/1/27(b)		1,140,000	1,115,418
5.75% 1/15/28(b)		20,000	19,346
7.875% 5/15/26(b)		1,140,000	1,162,363
Antero Resources Corp.:
5.375% 3/1/30(b)		20,000	18,732
7.625% 2/1/29(b)		500,000	512,061
Ascent Resources - Utica LLC/ARU Finance Corp. 7% 11/1/26 (b)		20,000	19,724
Buckeye Partners LP 3.95% 12/1/26		20,000	18,850
California Resources Corp. 7.125% 2/1/26 (b)		880,000	885,324
Callon Petroleum Co. 8% 8/1/28 (b)		20,000	20,281
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28 (b)		970,000	938,475
Canacol Energy Ltd. 5.75% 11/24/28 (b)		495,000	371,250
Canadian Natural Resources Ltd.:
2.95% 7/15/30		12,000,000	10,262,907
5.85% 2/1/35		3,955,000	3,860,288
Cenovus Energy, Inc.:
3.75% 2/15/52		12,540,000	8,694,038
5.4% 6/15/47		1,366,000	1,220,457
6.75% 11/15/39		547,000	566,524
Centennial Resource Production LLC:
5.875% 7/1/29(b)		1,855,000	1,771,525
7% 1/15/32(b)		325,000	325,890
7.75% 2/15/26(b)		910,000	919,227
Chesapeake Energy Corp. 6.75% 4/15/29 (b)		20,000	19,929
Citgo Petroleum Corp.:
6.375% 6/15/26(b)		2,856,000	2,829,991
7% 6/15/25(b)		4,044,000	4,000,461
8.375% 1/15/29(b)		1,768,000	1,782,316
CNX Resources Corp.:
6% 1/15/29(b)		20,000	19,072
7.25% 3/14/27(b)		640,000	639,411
7.375% 1/15/31(b)		1,350,000	1,341,755
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30(b)		2,382,000	2,391,540
6.036% 11/15/33(b)		6,422,000	6,480,258
6.497% 8/15/43(b)		1,920,000	1,942,846
6.544% 11/15/53(b)		3,456,000	3,536,171
6.714% 8/15/63(b)		2,069,000	2,134,435
Comstock Resources, Inc.:
5.875% 1/15/30(b)		1,545,000	1,340,195
6.75% 3/1/29(b)		1,990,000	1,832,126
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29(b)		1,580,000	1,516,800
5.625% 10/15/25(b)		200,000	198,000
CVR Energy, Inc.:
5.25% 2/15/25(b)		3,700,000	3,645,476
5.75% 2/15/28(b)		4,053,000	3,747,850
DCP Midstream Operating LP:
5.125% 5/15/29		7,248,000	7,125,245
6.45% 11/3/36(b)		4,987,000	5,071,475
Delek Logistics Partners LP 7.125% 6/1/28 (b)		4,115,000	3,876,947
DT Midstream, Inc.:
4.125% 6/15/29(b)		435,000	390,530
4.375% 6/15/31(b)		160,000	140,396
Ecopetrol SA:
4.625% 11/2/31		600,000	478,620
8.875% 1/13/33		1,915,000	1,965,173
EG Global Finance PLC 12% 11/30/28 (b)		7,825,000	8,138,000
EIG Pearl Holdings SARL 3.545% 8/31/36 (b)		2,530,000	2,099,900
Empresa Nacional de Petroleo 6.15% 5/10/33 (b)		545,000	528,863
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)		2,219,000	2,164,572
Energean Israel Finance Ltd.:
4.875% 3/30/26 (Reg. S)(b)		1,095,000	1,001,053
8.5% 9/30/33 (Reg. S)(b)		450,000	424,688
Energean PLC 6.5% 4/30/27 (b)		1,850,000	1,628,000
Energy Transfer LP:
3.75% 5/15/30		24,728,000	22,186,220
3.9% 5/15/24(e)		1,542,000	1,527,843
4.95% 6/15/28		7,159,000	6,984,565
5% 5/15/50		21,347,000	18,008,541
5.25% 4/15/29		4,040,000	3,968,456
5.4% 10/1/47		19,219,000	16,918,694
5.625% 5/1/27(b)		8,202,000	8,058,875
5.75% 4/1/25		3,967,000	3,949,268
5.8% 6/15/38		3,992,000	3,811,059
6% 2/1/29(b)		580,000	571,364
6% 6/15/48		3,699,000	3,517,912
6.125% 12/15/45		900,000	864,575
6.25% 4/15/49		2,774,000	2,728,381
7.375% 2/1/31(b)		1,235,000	1,269,654
EnLink Midstream LLC:
5.375% 6/1/29		20,000	19,301
5.625% 1/15/28(b)		2,155,000	2,090,888
6.5% 9/1/30(b)		2,475,000	2,491,079
EnLink Midstream Partners LP:
4.15% 6/1/25		625,000	612,769
4.85% 7/15/26		1,130,000	1,099,584
EQM Midstream Partners LP:
4% 8/1/24		1,555,000	1,522,326
4.75% 1/15/31(b)		540,000	480,941
6% 7/1/25(b)		145,000	143,878
6.5% 7/1/27(b)		120,000	120,191
6.5% 7/15/48		260,000	239,186
FEL Energy VI SARL 5.75% 12/1/40 (b)		712,894	605,853
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34(b)		458,698	387,329
2.625% 3/31/36(b)		2,575,000	2,047,125
Genesis Energy LP/Genesis Energy Finance Corp.:
6.5% 10/1/25		20,000	19,836
7.75% 2/1/28		20,000	19,755
GeoPark Ltd. 5.5% 1/17/27 (b)		1,020,000	881,790
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		1,730,000	1,610,924
7% 8/1/27		3,662,000	3,509,972
Golar LNG Ltd. 7% 10/20/25 (b)		2,630,000	2,578,321
Harvest Midstream I LP 7.5% 9/1/28 (b)		2,310,000	2,276,242
Hess Corp.:
5.6% 2/15/41		10,536,000	10,596,046
5.8% 4/1/47		13,479,000	13,889,794
7.125% 3/15/33		2,041,000	2,315,106
7.3% 8/15/31		4,951,000	5,590,922
7.875% 10/1/29		8,500,000	9,577,424
Hess Midstream Partners LP:
4.25% 2/15/30(b)		800,000	715,480
5.125% 6/15/28(b)		2,915,000	2,789,611
5.5% 10/15/30(b)		640,000	603,987
5.625% 2/15/26(b)		3,025,000	2,987,188
HF Sinclair Corp. 5% 2/1/28 (i)		2,650,000	2,433,972
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (b)		2,670,000	2,776,571
ITT Holdings LLC 6.5% 8/1/29 (b)		20,000	17,450
KazMunaiGaz National Co.:
3.5% 4/14/33(b)		645,000	501,165
5.375% 4/24/30(b)		370,000	347,245
5.75% 4/19/47(b)		250,000	198,678
Kinder Morgan Energy Partners LP:
5.5% 3/1/44		15,589,000	13,889,444
6.55% 9/15/40		686,000	691,538
Kinder Morgan, Inc.:
5.05% 2/15/46		1,762,000	1,476,905
5.55% 6/1/45		4,783,000	4,326,715
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		2,695,000	2,518,478
Leviathan Bond Ltd.:
6.125% 6/30/25 (Reg. S)(b)		1,200,000	1,158,000
6.5% 6/30/27 (Reg. S)(b)		115,000	107,931
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)		1,860,034	1,399,676
Medco Laurel Tree PTE Ltd. 6.95% 11/12/28 (b)		890,000	825,475
Medco Maple Tree Pte. Ltd. 8.96% 4/27/29 (b)		1,005,000	997,463
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (b)		575,000	568,531
MEG Energy Corp.:
5.875% 2/1/29(b)		20,000	19,117
7.125% 2/1/27(b)		500,000	505,785
Mesquite Energy, Inc. 7.25% (b)(c)(d)		4,592,000	0
Moss Creek Resources Holdings, Inc. 7.5% 1/15/26 (b)		20,000	19,550
MPLX LP:
4.8% 2/15/29		2,198,000	2,128,041
4.875% 12/1/24		4,860,000	4,806,685
4.95% 9/1/32		14,675,000	13,896,741
5.5% 2/15/49		6,593,000	5,984,257
Murphy Oil Corp. 6.375% 7/15/28		12,000	11,897
Murphy Oil U.S.A., Inc.:
3.75% 2/15/31(b)		647,000	549,070
4.75% 9/15/29		20,000	18,401
NAK Naftogaz Ukraine:
7.625% 11/8/28(b)		305,000	144,875
7.65% (Reg. S)(d)		907,250	603,321
New Fortress Energy, Inc.:
6.5% 9/30/26(b)		17,690,000	16,801,925
6.75% 9/15/25(b)		9,368,300	9,079,785
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (b)		1,775,000	1,781,669
Northern Oil & Gas, Inc.:
8.125% 3/1/28(b)		2,050,000	2,071,148
8.75% 6/15/31(b)		630,000	653,625
Nostrum Oil & Gas Finance BV:
5% 6/30/26(b)		899,000	405,179
14% 6/30/26 pay-in-kind(b)(e)		285,497	59,954
Occidental Petroleum Corp.:
4.2% 3/15/48		640,000	468,882
4.4% 4/15/46		1,920,000	1,470,897
4.4% 8/15/49		895,000	629,853
4.5% 7/15/44		1,575,000	1,164,476
5.55% 3/15/26		8,636,000	8,607,396
6.125% 1/1/31		1,400,000	1,413,776
6.45% 9/15/36		10,256,000	10,503,067
6.6% 3/15/46		10,444,000	10,702,698
6.625% 9/1/30		5,930,000	6,137,550
7.5% 5/1/31		15,894,000	17,304,036
7.875% 9/15/31		465,000	513,379
7.95% 6/15/39		320,000	356,279
8.5% 7/15/27		20,000	21,588
8.875% 7/15/30		2,765,000	3,149,473
Parkland Corp.:
4.5% 10/1/29(b)		830,000	739,412
4.625% 5/1/30(b)		3,955,000	3,529,838
PBF Holding Co. LLC/PBF Finance Corp. 7.875% 9/15/30 (b)		4,410,000	4,410,000
Petroleos de Venezuela SA:
5.375%(d)		353,900	40,824
6%(b)(d)		1,619,833	194,299
6%(b)(d)		1,847,331	221,715
12.75%(b)(d)		98,000	13,855
Petroleos Mexicanos:
4.5% 1/23/26		13,054,000	11,880,315
5.95% 1/28/31		38,105,000	28,403,467
6.35% 2/12/48		31,726,000	18,698,987
6.49% 1/23/27		14,935,000	13,442,247
6.5% 3/13/27		42,674,000	38,337,255
6.5% 6/2/41		255,000	159,898
6.625% 6/15/35		3,392,000	2,363,376
6.7% 2/16/32		11,667,000	9,066,309
6.75% 9/21/47		18,053,000	11,010,525
6.84% 1/23/30		33,047,000	26,635,882
6.875% 10/16/25		575,000	555,824
6.875% 8/4/26		1,070,000	1,005,426
6.95% 1/28/60		16,303,000	9,935,863
7.69% 1/23/50		31,233,000	20,673,123
Petronas Capital Ltd.:
3.404% 4/28/61(b)		1,050,000	679,875
3.5% 4/21/30(b)		335,000	304,147
Petrorio Luxembourg SARL 6.125% 6/9/26 (b)		575,000	556,600
Phillips 66 Co. 3.85% 4/9/25		1,307,000	1,278,659
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		2,689,000	2,399,172
3.6% 11/1/24		2,794,000	2,737,874
PT Adaro Indonesia 4.25% 10/31/24 (b)		1,565,000	1,515,139
PT Pertamina Persero 4.175% 1/21/50 (b)		405,000	301,770
Qatar Petroleum:
1.375% 9/12/26(b)		2,205,000	1,984,500
2.25% 7/12/31(b)		2,080,000	1,700,400
3.125% 7/12/41(b)		2,485,000	1,776,775
3.3% 7/12/51(b)		1,545,000	1,028,545
Rockies Express Pipeline LLC:
3.6% 5/15/25(b)		20,000	19,150
4.8% 5/15/30(b)		110,000	98,487
4.95% 7/15/29(b)		1,290,000	1,190,728
6.875% 4/15/40(b)		490,000	446,661
SA Global Sukuk Ltd. 1.602% 6/17/26 (b)		1,260,000	1,148,175
Sabine Pass Liquefaction LLC 4.5% 5/15/30		17,428,000	16,453,667
Saudi Arabian Oil Co.:
2.25% 11/24/30(b)		1,880,000	1,546,112
3.25% 11/24/50(b)		1,205,000	781,744
3.5% 4/16/29(b)		2,140,000	1,971,368
3.5% 11/24/70(b)		645,000	399,900
4.25% 4/16/39(b)		2,995,000	2,497,081
Sibur Securities DAC 2.95% (b)(d)		330,000	214,500
Sinopec Group Overseas Development Ltd. 2.7% 5/13/30 (b)		325,000	286,657
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)		820,000	823,214
SM Energy Co. 5.625% 6/1/25		845,000	833,128
Southwestern Energy Co.:
4.75% 2/1/32		1,190,000	1,061,311
5.375% 3/15/30		20,000	18,963
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		1,460,000	1,330,706
5.875% 3/15/28		1,270,000	1,243,778
6% 4/15/27		20,000	19,884
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28(b)		3,863,000	3,563,795
6% 3/1/27(b)		1,160,000	1,115,630
6% 12/31/30(b)		5,380,000	4,857,739
6% 9/1/31(b)		5,410,000	4,850,900
7.5% 10/1/25(b)		5,155,000	5,184,614
Teine Energy Ltd. 6.875% 4/15/29 (b)		340,000	321,300
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)		955,000	739,409
The Williams Companies, Inc.:
3.5% 11/15/30		18,443,000	16,375,504
4% 9/15/25		1,089,000	1,059,023
4.65% 8/15/32		34,934,000	32,740,563
5.3% 8/15/52		3,368,000	3,061,169
5.75% 6/24/44		6,964,000	6,629,841
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30		2,221,000	1,960,182
Tullow Oil PLC:
7% 3/1/25(b)		455,000	414,761
10.25% 5/15/26(b)		1,300,000	1,153,282
Uzbekneftegaz JSC 4.75% 11/16/28 (b)		130,000	105,300
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29(b)		3,420,000	2,998,850
4.125% 8/15/31(b)		1,375,000	1,186,040
6.25% 1/15/30(b)		1,640,000	1,609,442
Viper Energy, Inc. 7.375% 11/1/31 (b)		500,000	506,001
Western Gas Partners LP:
3.1% 2/1/25		212,000	205,516
3.95% 6/1/25		140,000	135,919
4.65% 7/1/26		2,854,000	2,771,444
4.75% 8/15/28		2,108,000	2,025,156
5.25% 2/1/50		1,280,000	1,066,770
5.3% 3/1/48		640,000	530,118
5.5% 8/15/48		385,000	323,070
			777,019,818
TOTAL ENERGY			801,794,056

FINANCIALS - 12.5%
Banks - 5.4%
Access Bank PLC 6.125% 9/21/26 (b)		1,015,000	868,142
AIB Group PLC:
1.875% 11/19/29 (Reg. S)(e)	EUR	1,000,000	1,046,702
2.25% 4/4/28 (Reg. S)(e)	EUR	4,400,000	4,479,535
3.625% 7/4/26 (Reg. S)(e)	EUR	1,800,000	1,946,036
6.608% 9/13/29(b)(e)		1,000,000	1,019,280
Alpha Bank SA 4.25% 2/13/30 (Reg. S) (e)	EUR	1,750,000	1,802,393
Bank of America Corp.:
2.299% 7/21/32(e)		18,130,000	14,230,188
3.419% 12/20/28(e)		8,456,000	7,767,733
3.705% 4/24/28(e)		11,813,000	11,101,589
4.2% 8/26/24		14,710,000	14,533,446
4.25% 10/22/26		5,344,000	5,165,941
4.376% 4/27/28(e)		20,000,000	19,241,754
4.571% 4/27/33(e)		10,000,000	9,172,637
5.015% 7/22/33(e)		121,493,000	115,439,340
Bank of Ireland Group PLC:
1.375% 8/11/31 (Reg. S)(e)	EUR	5,545,000	5,493,796
2.029% 9/30/27(b)(e)		4,565,000	4,075,942
BankMuscat SAOG 4.75% 3/17/26 (Reg. S)		390,000	377,813
Barclays PLC:
5.088% 6/20/30(e)		14,797,000	13,583,114
5.2% 5/12/26		6,970,000	6,806,031
5.262% 1/29/34 (Reg. S)(e)	EUR	940,000	1,051,813
5.746% 8/9/33(e)		1,073,000	1,035,145
5.829% 5/9/27(e)		23,950,000	23,790,302
6.224% 5/9/34(e)		14,092,000	13,847,159
6.49% 9/13/29(e)		18,477,000	18,684,716
7.437% 11/2/33(e)		950,000	1,011,879
8.407% 11/14/32 (Reg. S)(e)	GBP	1,350,000	1,764,228
BNP Paribas SA:
2.159% 9/15/29(b)(e)		5,025,000	4,251,350
2.219% 6/9/26(b)(e)		15,515,000	14,669,052
2.5% 3/31/32 (Reg. S)(e)	EUR	2,200,000	2,201,984
4.125% 5/24/33 (Reg. S)	EUR	1,400,000	1,541,672
BPCE SA 1.5% 1/13/42 (Reg. S) (e)	EUR	2,800,000	2,686,806
Citigroup, Inc.:
3.352% 4/24/25(e)		9,970,000	9,861,436
4.3% 11/20/26		3,067,000	2,959,358
4.4% 6/10/25		7,473,000	7,325,651
4.412% 3/31/31(e)		22,342,000	20,711,529
4.45% 9/29/27		10,486,000	10,041,292
4.6% 3/9/26		4,812,000	4,698,564
4.91% 5/24/33(e)		54,777,000	51,534,411
5.875% 7/1/24 (Reg. S)	GBP	850,000	1,070,271
Citizens Financial Group, Inc. 2.638% 9/30/32		5,802,000	4,188,071
Commerzbank AG 8.625% 2/28/33 (Reg. S) (e)	GBP	400,000	518,400
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(e)		5,339,000	4,573,144
Credit Agricole SA:
UK Government Bonds 1 Year + 2.180% 6.375% 6/14/31 (Reg. S)(e)(f)	GBP	2,600,000	3,392,579
1.25% 10/2/24 (Reg. S)	GBP	900,000	1,095,567
Danske Bank A/S:
2.25% 1/14/28 (Reg. S)(e)	GBP	2,290,000	2,570,785
4.75% 6/21/30 (Reg. S)(e)	EUR	2,803,000	3,126,457
5.375% 1/12/24 (Reg. S)		3,650,000	3,645,279
HAT Holdings I LLC/HAT Holdings II LLC 3.375% 6/15/26 (b)		20,000	18,105
HSBC Holdings PLC:
4.25% 3/14/24		2,247,000	2,235,097
4.787% 3/10/32 (Reg. S)(e)	EUR	2,340,000	2,605,215
4.856% 5/23/33 (Reg. S)(e)	EUR	3,000,000	3,350,632
4.95% 3/31/30		3,002,000	2,908,299
6.8% 9/14/31(e)	GBP	690,000	901,274
7.39% 11/3/28(e)		1,700,000	1,795,092
8.201% 11/16/34 (Reg. S)(e)	GBP	1,900,000	2,530,101
ING Groep NV:
4.5% 5/23/29 (Reg. S)(e)	EUR	1,400,000	1,537,707
4.75% 5/23/34 (Reg. S)(e)	EUR	4,800,000	5,356,643
Intesa Sanpaolo SpA:
3.875% 7/14/27(b)		3,181,000	2,886,684
4.198% 6/1/32(b)(e)		2,306,000	1,785,669
5.017% 6/26/24(b)		9,040,000	8,928,448
5.71% 1/15/26(b)		32,509,000	31,907,145
JPMorgan Chase & Co.:
2.956% 5/13/31(e)		9,435,000	8,030,160
3.875% 9/10/24		12,990,000	12,802,522
4.323% 4/26/28(e)		25,000,000	24,182,926
4.452% 12/5/29(e)		20,700,000	19,827,709
4.493% 3/24/31(e)		30,800,000	29,119,652
4.586% 4/26/33(e)		73,217,000	68,147,100
4.912% 7/25/33(e)		53,314,000	50,706,255
5.299% 7/24/29(e)		22,500,000	22,423,091
5.717% 9/14/33(e)		22,300,000	22,219,340
Jyske Bank A/S 5% 10/26/28 (e)	EUR	1,100,000	1,219,713
KBC Group NV 6.324% 9/21/34 (b)(e)		2,650,000	2,663,469
Lloyds Bank Corporate Markets PLC 1.75% 7/11/24 (Reg. S)	GBP	910,000	1,120,456
Lloyds Banking Group PLC:
1.985% 12/15/31(e)	GBP	1,840,000	2,028,145
4.5% 1/11/29 (Reg. S)(e)	EUR	1,170,000	1,289,273
4.75% 9/21/31 (Reg. S)(e)	EUR	2,900,000	3,217,756
Magyar Export-Import Bank 6.125% 12/4/27 (b)		340,000	337,450
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		525,000	485,625
NatWest Group PLC:
2.105% 11/28/31 (Reg. S)(e)	GBP	3,085,000	3,371,808
3.073% 5/22/28(e)		9,805,000	8,914,500
3.622% 8/14/30 (Reg. S)(e)	GBP	1,055,000	1,260,003
4.771% 2/16/29 (Reg. S)(e)	EUR	3,000,000	3,312,510
4.8% 4/5/26		9,111,000	8,932,017
7.416% 6/6/33 (Reg. S)(e)	GBP	1,550,000	1,980,443
Nordea Bank Abp 4.125% 5/5/28 (Reg. S)	EUR	3,200,000	3,521,634
Rabobank Nederland:
4% 1/10/30 (Reg. S)	EUR	1,600,000	1,751,538
4.375% 8/4/25		9,413,000	9,130,196
Societe Generale:
1.038% 6/18/25(b)(e)		36,500,000	35,415,048
1.488% 12/14/26(b)(e)		18,670,000	16,897,033
4.25% 4/14/25(b)		1,800,000	1,739,971
4.75% 11/24/25(b)		400,000	386,953
6.691% 1/10/34(b)(e)		1,000,000	1,001,572
Synchrony Bank:
5.4% 8/22/25		14,157,000	13,714,736
5.625% 8/23/27		12,818,000	12,141,918
UniCredit SpA:
2.731% 1/15/32 (Reg. S)(e)	EUR	2,688,000	2,650,398
5.459% 6/30/35(b)(e)		1,372,000	1,198,525
5.861% 6/19/32(b)(e)		2,275,000	2,142,282
7.296% 4/2/34(b)(e)		20,000	19,586
Virgin Money UK PLC 7.625% 8/23/29 (Reg. S) (e)	GBP	3,000,000	3,887,737
Wells Fargo & Co.:
2.125% 12/20/23 (Reg. S)	GBP	880,000	1,108,890
3.526% 3/24/28(e)		19,749,000	18,516,041
4.478% 4/4/31(e)		30,867,000	28,805,440
4.897% 7/25/33(e)		70,571,000	66,005,195
5.013% 4/4/51(e)		34,319,000	30,513,206
5.574% 7/25/29(e)		21,000,000	20,966,305
Western Alliance Bancorp. 3% 6/15/31 (e)		2,028,000	1,633,737
Westpac Banking Corp. 4.11% 7/24/34 (e)		7,550,000	6,674,351
			1,102,160,638
Capital Markets - 3.0%
Affiliated Managers Group, Inc. 3.5% 8/1/25		7,624,000	7,322,013
AG Issuer LLC 6.25% 3/1/28 (b)		20,000	19,394
Ares Capital Corp. 3.875% 1/15/26		25,763,000	24,406,272
AssuredPartners, Inc.:
5.625% 1/15/29(b)		1,015,000	907,228
7% 8/15/25(b)		20,000	19,951
Blackstone Private Credit Fund:
4.7% 3/24/25		38,436,000	37,444,931
4.875% 4/14/26	GBP	3,960,000	4,627,377
7.05% 9/29/25		18,929,000	19,130,828
Coinbase Global, Inc.:
3.375% 10/1/28(b)		230,000	185,068
3.625% 10/1/31(b)		2,345,000	1,724,366
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S)(e)	EUR	1,900,000	1,969,485
4% 6/24/32 (Reg. S)(e)	EUR	3,900,000	3,920,761
4.1% 1/13/26		3,085,000	2,973,454
4.5% 4/1/25		43,904,000	42,583,029
6.125% 12/12/30 (Reg. S)(e)	GBP	3,600,000	4,398,877
Deutsche Bank AG New York Branch:
3.729% 1/14/32(e)		29,675,000	23,363,882
5.882% 7/8/31(e)		4,150,000	3,777,329
6.72% 1/18/29(e)		10,450,000	10,633,231
Goldman Sachs Group, Inc.:
2.383% 7/21/32(e)		18,352,000	14,451,073
3.102% 2/24/33(e)		39,245,000	32,359,181
3.691% 6/5/28(e)		72,922,000	68,470,091
3.75% 5/22/25		7,259,000	7,057,110
3.8% 3/15/30		36,810,000	33,363,018
6.75% 10/1/37		3,974,000	4,175,232
Hightower Holding LLC 6.75% 4/15/29 (b)		1,895,000	1,638,514
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)		680,000	608,643
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5% 8/15/28 (b)		655,000	559,973
LPL Holdings, Inc. 4.375% 5/15/31 (b)		640,000	552,000
Moody's Corp. 3.25% 1/15/28		4,181,000	3,905,040
Morgan Stanley:
3.622% 4/1/31(e)		21,065,000	18,694,508
4.21% 4/20/28(e)		20,000,000	19,205,473
4.431% 1/23/30(e)		8,668,000	8,228,772
4.656% 3/2/29(e)	EUR	1,300,000	1,444,192
4.889% 7/20/33(e)		44,206,000	41,408,751
5% 11/24/25		7,145,000	7,066,639
5.449% 7/20/29(e)		10,520,000	10,480,105
6.407% 11/1/29(e)		30,000,000	31,064,508
MSCI, Inc.:
3.625% 9/1/30(b)		440,000	382,850
4% 11/15/29(b)		2,020,000	1,817,401
UBS Group AG:
1.494% 8/10/27(b)(e)		11,454,000	10,175,222
2.125% 11/15/29 (Reg. S)(e)	GBP	2,000,000	2,135,990
2.593% 9/11/25(b)(e)		21,556,000	20,946,896
3.75% 3/26/25		7,059,000	6,848,946
3.869% 1/12/29(b)(e)		6,719,000	6,186,447
4.125% 9/24/25(b)		6,852,000	6,621,646
4.194% 4/1/31(b)(e)		21,526,000	19,323,709
4.282% 1/9/28(b)		3,350,000	3,166,367
4.75% 3/17/32 (Reg. S)(e)	EUR	1,720,000	1,906,332
4.988% 8/5/33 (Reg. S)(e)		500,000	460,181
6.537% 8/12/33(b)(e)		30,000,000	30,615,689
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30(b)		3,063,000	2,142,096
7.875% 5/1/27(b)		535,000	452,075
9.5% 6/1/28(b)		520,000	430,799
			607,752,945
Consumer Finance - 2.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24		5,735,000	5,502,794
2.45% 10/29/26		8,002,000	7,289,758
3% 10/29/28		8,382,000	7,387,520
3.3% 1/30/32		18,966,000	15,720,851
4.45% 4/3/26		6,213,000	6,039,525
5.75% 6/6/28		10,000,000	9,960,080
6.45% 4/15/27(b)		26,721,000	27,076,661
6.5% 7/15/25		7,728,000	7,764,530
Ally Financial, Inc.:
4.75% 6/9/27		25,000,000	23,644,262
5.125% 9/30/24		4,357,000	4,315,614
5.75% 11/20/25		11,050,000	10,844,537
5.8% 5/1/25		11,179,000	11,095,111
6.7% 2/14/33		2,560,000	2,380,216
7.1% 11/15/27		21,840,000	22,270,558
8% 11/1/31		5,892,000	6,245,541
Capital One Financial Corp.:
2.636% 3/3/26(e)		10,020,000	9,475,974
3.273% 3/1/30(e)		12,815,000	11,012,022
3.65% 5/11/27		29,451,000	27,352,865
3.8% 1/31/28		13,624,000	12,537,028
4.927% 5/10/28(e)		27,617,000	26,419,327
4.985% 7/24/26(e)		14,379,000	14,036,122
5.247% 7/26/30(e)		22,350,000	21,020,944
5.268% 5/10/33(e)		10,000,000	9,177,722
Discover Financial Services:
3.95% 11/6/24		5,349,000	5,230,431
4.1% 2/9/27		6,829,000	6,339,967
4.5% 1/30/26		9,265,000	8,969,088
6.7% 11/29/32		3,827,000	3,798,598
First Cash Financial Services, Inc. 5.625% 1/1/30 (b)		20,000	18,722
Ford Motor Credit Co. LLC:
2.3% 2/10/25		2,680,000	2,546,718
2.9% 2/10/29		3,765,000	3,194,573
3.375% 11/13/25		1,160,000	1,092,904
3.625% 6/17/31		255,000	211,871
3.815% 11/2/27		1,190,000	1,081,291
4% 11/13/30		650,000	558,764
4.063% 11/1/24		42,632,000	41,632,419
4.125% 8/17/27		1,415,000	1,307,631
4.389% 1/8/26		1,240,000	1,188,841
4.95% 5/28/27		10,975,000	10,469,614
5.125% 6/16/25		620,000	606,074
5.584% 3/18/24		12,456,000	12,430,920
6.86% 6/5/26	GBP	2,140,000	2,731,982
6.95% 3/6/26		2,995,000	3,021,981
7.35% 11/4/27		40,000	41,153
Navient Corp.:
5% 3/15/27		20,000	18,647
5.5% 3/15/29		20,000	17,495
OneMain Finance Corp.:
3.5% 1/15/27		1,370,000	1,224,202
3.875% 9/15/28		3,990,000	3,426,787
4% 9/15/30		20,000	16,292
5.375% 11/15/29		2,020,000	1,818,085
6.625% 1/15/28		20,000	19,437
6.875% 3/15/25		1,580,000	1,591,556
7.125% 3/15/26		3,150,000	3,176,333
9% 1/15/29		165,000	170,171
Shriram Transport Finance Co. Ltd. 4.15% 7/18/25 (b)		695,000	656,775
SLM Corp. 3.125% 11/2/26		20,000	18,091
Synchrony Financial:
3.95% 12/1/27		14,204,000	12,760,630
4.25% 8/15/24		11,783,000	11,584,908
4.375% 3/19/24		11,497,000	11,429,974
5.15% 3/19/29		21,450,000	19,832,290
			472,804,777
Financial Services - 1.1%
Altus Midstream LP 5.875% 6/15/30 (b)		3,385,000	3,224,509
Block, Inc.:
2.75% 6/1/26		1,160,000	1,069,768
3.5% 6/1/31		3,555,000	2,975,200
Brixmor Operating Partnership LP:
3.85% 2/1/25		5,199,000	5,053,499
4.05% 7/1/30		10,439,000	9,367,015
4.125% 6/15/26		8,538,000	8,162,982
4.125% 5/15/29		10,374,000	9,461,595
Compass Group Diversified Holdings LLC 5.25% 4/15/29 (b)		20,000	18,267
Corebridge Financial, Inc.:
3.5% 4/4/25		4,316,000	4,182,407
3.65% 4/5/27		15,270,000	14,342,145
3.85% 4/5/29		6,037,000	5,527,389
3.9% 4/5/32		7,187,000	6,291,672
4.35% 4/5/42		1,635,000	1,311,791
4.4% 4/5/52		4,834,000	3,769,112
Emerald Debt Merger Sub LLC 6.625% 12/15/30 (b)		3,068,000	3,060,330
Freedom Mortgage Corp. 7.625% 5/1/26 (b)		20,000	19,110
GACI First Investment 5.25% 10/13/32 (Reg. S)		405,000	405,000
GGAM Finance Ltd.:
7.75% 5/15/26(b)		1,270,000	1,271,925
8% 2/15/27(b)		1,870,000	1,882,118
8% 6/15/28(b)		3,944,000	3,989,198
Gn Bondco LLC 9.5% 10/15/31 (b)		575,000	546,163
GTCR W-2 Merger Sub LLC 7.5% 1/15/31 (b)		3,285,000	3,346,594
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		4,970,000	4,074,917
5.25% 5/15/27		10,219,000	9,222,648
6.25% 5/15/26		6,895,000	6,509,871
Jackson Financial, Inc.:
3.125% 11/23/31		7,286,000	5,799,471
5.17% 6/8/27		6,781,000	6,586,562
5.67% 6/8/32		39,681,000	38,504,366
KfW:
0% 9/17/30 (Reg. S)	EUR	7,400,000	6,613,540
2.875% 5/29/26 (Reg. S)	EUR	3,315,000	3,596,022
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	2,955,000	2,625,257
Liberty Costa Rica SR SF 10.875% 1/15/31 (b)		720,000	706,493
MDGH GMTN RSC Ltd.:
2.875% 11/7/29(b)		740,000	653,975
4.375% 11/22/33(b)		545,000	506,169
5.084% 5/22/53(b)		965,000	869,706
5.5% 4/28/33(b)		510,000	516,375
MidCap Financial Issuer Trust 6.5% 5/1/28 (b)		20,000	17,400
Nationstar Mortgage Holdings, Inc.:
5.5% 8/15/28(b)		20,000	18,507
5.75% 11/15/31(b)		20,000	17,462
6% 1/15/27(b)		20,000	19,300
Nationwide Building Society 6.178% 12/7/27 (Reg. S) (e)	GBP	1,300,000	1,645,843
NCR Atleos Corp. 9.5% 4/1/29 (b)		1,475,000	1,523,218
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)		12,849,000	12,813,798
PennyMac Financial Services, Inc.:
4.25% 2/15/29(b)		20,000	17,299
5.375% 10/15/25(b)		20,000	19,447
Pine Street Trust I 4.572% 2/15/29 (b)		11,350,000	10,523,027
Pine Street Trust II 5.568% 2/15/49 (b)		11,300,000	9,566,195
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (b)		655,000	424,106
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.:
3.625% 3/1/29(b)		20,000	17,567
3.875% 3/1/31(b)		40,000	33,600
Quicken Loans LLC/Quicken Loans Co.-Issuer, Inc.:
2.875% 10/15/26(b)		40,000	36,150
4% 10/15/33(b)		510,000	412,350
Scientific Games Holdings LP/Scientific Games U.S. Finco, Inc. 6.625% 3/1/30 (b)		1,545,000	1,382,775
United Shore Financial Services LLC 5.75% 6/15/27 (b)		20,000	18,804
			214,570,009
Insurance - 0.7%
Acrisure LLC / Acrisure Finance, Inc.:
4.25% 2/15/29(b)		530,000	462,904
7% 11/15/25(b)		275,000	271,535
Admiral Group PLC 8.5% 1/6/34 (Reg. S)	GBP	700,000	930,011
AIA Group Ltd. 0.88% 9/9/33 (Reg. S) (e)	EUR	1,160,000	1,049,505
Alliant Holdings Intermediate LLC:
4.25% 10/15/27(b)		3,470,000	3,215,441
6.75% 10/15/27(b)		645,000	618,545
6.75% 4/15/28(b)		2,164,000	2,161,974
AmWINS Group, Inc. 4.875% 6/30/29 (b)		1,400,000	1,260,033
Cloverie PLC 4.5% 9/11/44 (Reg. S) (e)		13,795,000	13,517,390
Demeter Investments BV:
5.625% 8/15/52 (Reg. S)(e)		2,769,000	2,623,904
5.75% 8/15/50 (Reg. S)(e)		7,415,000	7,229,625
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (e)	EUR	1,500,000	1,427,240
Five Corners Funding Trust II 2.85% 5/15/30 (b)		24,197,000	20,684,794
GTCR AP Finance, Inc. 8% 5/15/27 (b)		20,000	19,937
HUB International Ltd.:
5.625% 12/1/29(b)		20,000	18,135
7% 5/1/26(b)		960,000	954,971
7.25% 6/15/30(b)		1,620,000	1,655,739
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)		4,589,000	4,398,228
Marsh & McLennan Companies, Inc. 4.375% 3/15/29		7,831,000	7,621,055
National Financial Partners Corp.:
6.875% 8/15/28(b)		60,000	53,421
8.5% 10/1/31(b)		820,000	846,941
Pacific LifeCorp 5.125% 1/30/43 (b)		12,258,000	10,913,771
Pricoa Global Funding I 5.375% 5/15/45 (e)		6,348,000	6,132,828
Prudential Funding Asia PLC 2.95% 11/3/33 (Reg. S) (e)		6,730,000	5,737,325
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S)(e)	GBP	2,620,000	2,707,154
6.75% 12/2/44 (Reg. S)(e)		3,395,000	3,354,771
Sagicor Financial Co. Ltd. 5.3% 5/13/28 (b)		730,000	689,996
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(e)		1,600,000	1,498,056
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)		2,195,000	2,159,414
Unum Group:
3.875% 11/5/25		7,835,000	7,548,158
4% 6/15/29		8,872,000	8,162,481
5.75% 8/15/42		9,271,000	8,357,119
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (e)		2,500,000	1,939,675
			130,222,076
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc.:
3.75% 12/31/24(b)		20,000	19,342
4.375% 1/15/27(b)		20,000	18,300
			37,642
TOTAL FINANCIALS			2,527,548,087

HEALTH CARE - 1.8%
Biotechnology - 0.2%
Amgen, Inc.:
5.25% 3/2/30		8,379,000	8,421,791
5.25% 3/2/33		9,459,000	9,363,305
5.65% 3/2/53		4,467,000	4,405,050
5.75% 3/2/63		8,141,000	7,966,690
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		5,110,000	2,012,063
Grifols SA 4.75% 10/15/28 (b)		1,610,000	1,423,023
			33,591,922
Health Care Equipment & Supplies - 0.0%
AdaptHealth LLC 5.125% 3/1/30 (b)		2,555,000	2,034,317
Avantor Funding, Inc.:
3.875% 11/1/29(b)		1,585,000	1,404,053
4.625% 7/15/28(b)		1,040,000	972,786
Embecta Corp. 5% 2/15/30 (b)		800,000	672,592
Hologic, Inc. 3.25% 2/15/29 (b)		630,000	553,173
Mozart Borrower LP 5.25% 10/1/29 (b)		40,000	36,199
Teleflex, Inc.:
4.25% 6/1/28(b)		700,000	644,681
4.625% 11/15/27		20,000	18,950
Werfenlife SA 4.625% 6/6/28 (Reg. S)	EUR	1,400,000	1,526,152
			7,862,903
Health Care Providers & Services - 1.2%
180 Medical, Inc. 3.875% 10/15/29 (b)		145,000	126,441
AMN Healthcare 4% 4/15/29 (b)		625,000	554,106
Auna SA 6.5% 11/20/25 (b)		505,000	476,326
Cano Health, Inc. 6.25% 10/1/28 (b)		1,120,000	75,600
Centene Corp.:
2.45% 7/15/28		25,480,000	22,092,491
2.625% 8/1/31		7,320,000	5,826,720
3.375% 2/15/30		7,780,000	6,728,283
4.25% 12/15/27		8,475,000	8,000,400
4.625% 12/15/29		13,170,000	12,231,416
Cigna Group:
2.375% 3/15/31		20,000,000	16,402,720
3.05% 10/15/27		5,900,000	5,471,451
4.8% 8/15/38		6,950,000	6,412,038
Community Health Systems, Inc.:
4.75% 2/15/31(b)		5,255,000	3,855,488
5.25% 5/15/30(b)		9,235,000	7,268,080
5.625% 3/15/27(b)		4,190,000	3,738,564
6% 1/15/29(b)		1,810,000	1,524,925
6.125% 4/1/30(b)		2,405,000	1,342,639
6.875% 4/15/29(b)		5,792,000	3,417,280
8% 12/15/27(b)		2,520,000	2,388,293
CVS Health Corp.:
3% 8/15/26		1,290,000	1,216,958
3.625% 4/1/27		3,769,000	3,585,245
4.78% 3/25/38		10,528,000	9,446,990
5% 1/30/29		6,934,000	6,895,150
5.25% 1/30/31		2,843,000	2,829,819
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31(b)		865,000	677,157
4.625% 6/1/30(b)		5,510,000	4,657,134
Encompass Health Corp.:
4.5% 2/1/28		20,000	18,693
4.75% 2/1/30		20,000	18,174
HCA Holdings, Inc.:
3.5% 9/1/30		20,318,000	17,863,735
3.625% 3/15/32		1,921,000	1,658,163
5.625% 9/1/28		10,497,000	10,525,449
5.875% 2/1/29		9,711,000	9,797,061
HealthEquity, Inc. 4.5% 10/1/29 (b)		1,975,000	1,778,462
Humana, Inc. 3.7% 3/23/29		5,638,000	5,271,941
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)		1,520,000	1,162,800
Modivcare, Inc. 5.875% 11/15/25 (b)		1,887,000	1,837,089
Molina Healthcare, Inc.:
3.875% 11/15/30(b)		1,135,000	985,770
3.875% 5/15/32(b)		685,000	574,458
Owens & Minor, Inc.:
4.5% 3/31/29(b)		750,000	642,188
6.625% 4/1/30(b)		20,000	18,731
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		3,515,000	2,960,978
Regionalcare Hospital Partners 9.75% 12/1/26 (b)		1,333,000	1,288,833
RegionalCare Hospital Partners Holdings, Inc.:
5.375% 1/15/29(b)		1,140,000	746,601
9.875% 8/15/30(b)		1,505,000	1,463,537
11% 10/15/30(b)		165,000	165,440
RP Escrow Issuer LLC 5.25% 12/15/25 (b)		3,261,000	2,521,275
Sabra Health Care LP:
3.2% 12/1/31		24,037,000	18,799,588
3.9% 10/15/29		4,785,000	4,136,553
Tenet Healthcare Corp.:
4.25% 6/1/29		2,965,000	2,657,230
4.375% 1/15/30		3,920,000	3,503,989
4.625% 6/15/28		2,985,000	2,780,207
6.125% 10/1/28		3,915,000	3,795,593
6.125% 6/15/30		3,545,000	3,452,686
6.25% 2/1/27		1,129,000	1,124,148
6.75% 5/15/31(b)		440,000	440,494
Toledo Hospital 5.325% 11/15/28		3,971,000	3,516,916
			242,748,496
Health Care Technology - 0.0%
Athenahealth Group, Inc. 6.5% 2/15/30 (b)		1,065,000	923,146
IQVIA, Inc.:
5% 10/15/26(b)		20,000	19,506
5% 5/15/27(b)		40,000	38,721
6.5% 5/15/30(b)		1,265,000	1,275,689
			2,257,062
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
3.75% 3/15/29(b)		870,000	773,439
4% 3/15/31(b)		1,655,000	1,423,300
4.25% 5/1/28(b)		300,000	278,008
			2,474,747
Pharmaceuticals - 0.4%
1375209 BC Ltd. 9% 1/30/28 (b)		2,053,000	1,982,336
Bausch Health Companies, Inc.:
5.5% 11/1/25(b)		3,540,000	3,084,225
9% 12/15/25(b)		330,000	295,892
Bayer AG 4.625% 5/26/33 (Reg. S)	EUR	1,550,000	1,685,825
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)		8,579,000	8,267,829
Bayer U.S. Finance LLC 6.375% 11/21/30 (b)		1,400,000	1,396,268
Catalent Pharma Solutions:
3.125% 2/15/29(b)		20,000	16,750
3.5% 4/1/30(b)		1,210,000	1,011,717
5% 7/15/27(b)		20,000	18,884
Elanco Animal Health, Inc. 6.65% 8/28/28 (e)		2,437,000	2,433,954
Jazz Securities DAC 4.375% 1/15/29 (b)		2,245,000	2,019,661
Mylan NV 4.55% 4/15/28		7,694,000	7,269,448
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28(b)		4,690,000	4,164,576
5.125% 4/30/31(b)		2,210,000	1,738,791
Teva Pharmaceutical Finance Netherlands III BV:
3.15% 10/1/26		1,585,000	1,443,873
4.75% 5/9/27		405,000	378,675
5.125% 5/9/29		20,000	18,593
6.75% 3/1/28		20,000	20,067
7.125% 1/31/25		20,000	20,076
7.875% 9/15/29		1,360,000	1,417,615
8.125% 9/15/31		395,000	416,697
Utah Acquisition Sub, Inc. 3.95% 6/15/26		4,038,000	3,849,150
Viatris, Inc.:
2.7% 6/22/30		40,521,000	32,910,745
3.85% 6/22/40		4,583,000	3,176,949
			79,038,596
TOTAL HEALTH CARE			367,973,726

INDUSTRIALS - 1.6%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)		3,311,000	3,254,435
Bombardier, Inc.:
6% 2/15/28(b)		20,000	18,853
7.5% 2/1/29(b)		20,000	19,816
7.875% 4/15/27(b)		3,411,000	3,413,708
8.75% 11/15/30(b)		1,910,000	1,955,457
BWX Technologies, Inc.:
4.125% 6/30/28(b)		1,320,000	1,192,974
4.125% 4/15/29(b)		1,935,000	1,743,919
Embraer Netherlands Finance BV:
5.4% 2/1/27		735,000	718,073
6.95% 1/17/28(b)		515,000	522,210
7% 7/28/30(b)		580,000	590,394
Howmet Aerospace, Inc.:
5.125% 10/1/24		14,000	13,920
5.9% 2/1/27		1,620,000	1,630,493
5.95% 2/1/37		255,000	250,675
6.875% 5/1/25		1,620,000	1,639,458
Moog, Inc. 4.25% 12/15/27 (b)		190,000	176,309
Rolls-Royce PLC:
3.375% 6/18/26	GBP	2,205,000	2,609,721
3.625% 10/14/25(b)		40,000	38,288
5.75% 10/15/27(b)		20,000	19,761
Spirit Aerosystems, Inc.:
9.375% 11/30/29(b)		20,000	21,626
9.75% 11/15/30(b)		935,000	984,611
The Boeing Co.:
5.15% 5/1/30		7,640,000	7,569,517
5.705% 5/1/40		7,640,000	7,532,631
5.805% 5/1/50		23,600,000	23,017,379
5.93% 5/1/60		7,640,000	7,416,121
TransDigm, Inc.:
4.625% 1/15/29		5,120,000	4,619,162
5.5% 11/15/27		8,819,000	8,477,264
6.25% 3/15/26(b)		1,360,000	1,350,617
6.75% 8/15/28(b)		1,920,000	1,920,000
6.875% 12/15/30(b)		770,000	770,963
7.125% 12/1/31(b)		765,000	778,112
7.5% 3/15/27		959,000	959,334
			85,225,801
Air Freight & Logistics - 0.0%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(e)		1,235,000	1,234,519
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41(b)		110,000	79,998
5.125% 8/11/61(b)		295,000	206,046
Rand Parent LLC 8.5% 2/15/30 (b)		6,355,000	6,006,986
			7,527,549
Building Products - 0.1%
Advanced Drain Systems, Inc.:
5% 9/30/27(b)		510,000	484,333
6.375% 6/15/30(b)		499,000	490,268
AmeriTex Holdco Intermediate LLC 10.25% 10/15/28 (b)		330,000	322,575
Builders FirstSource, Inc.:
4.25% 2/1/32(b)		1,625,000	1,393,947
6.375% 6/15/32(b)		20,000	19,679
Camelot Return Merger Sub, Inc. 8.75% 8/1/28 (b)		20,000	19,725
Carrier Global Corp.:
4.5% 11/29/32 (Reg. S)	EUR	975,000	1,084,716
5.9% 3/15/34(b)		1,942,000	1,998,429
6.2% 3/15/54(b)		2,014,000	2,128,894
Griffon Corp. 5.75% 3/1/28		20,000	18,903
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (b)		1,472,000	1,341,154
Standard Industries, Inc./New Jersey:
3.375% 1/15/31(b)		20,000	16,423
4.375% 7/15/30(b)		40,000	35,061
5% 2/15/27(b)		20,000	19,150
			9,373,257
Commercial Services & Supplies - 0.3%
ADT Corp. 4.125% 8/1/29 (b)		1,330,000	1,182,144
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29(b)		2,400,000	1,827,144
6.625% 7/15/26(b)		40,000	38,867
9.75% 7/15/27(b)		4,420,000	4,066,871
APX Group, Inc.:
5.75% 7/15/29(b)		1,820,000	1,625,133
6.75% 2/15/27(b)		1,165,000	1,158,441
Brand Energy & Infrastructure Services, Inc. 10.375% 8/1/30 (b)		6,028,000	6,250,011
Cimpress PLC 7% 6/15/26		580,000	561,150
Clean Harbors, Inc. 6.375% 2/1/31 (b)		585,000	580,520
CoreCivic, Inc.:
4.75% 10/15/27		4,128,000	3,715,200
8.25% 4/15/26		4,400,000	4,487,581
Covanta Holding Corp. 4.875% 12/1/29 (b)		2,485,000	2,062,550
Garda World Security Corp. 9.5% 11/1/27 (b)		20,000	19,291
GFL Environmental, Inc.:
3.75% 8/1/25(b)		1,260,000	1,216,973
4% 8/1/28(b)		20,000	17,844
4.25% 6/1/25(b)		20,000	19,535
4.75% 6/15/29(b)		20,000	18,267
5.125% 12/15/26(b)		1,240,000	1,202,926
6.75% 1/15/31(b)		250,000	252,188
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (b)		2,710,000	2,669,332
Madison IAQ LLC:
4.125% 6/30/28(b)		2,825,000	2,509,642
5.875% 6/30/29(b)		3,590,000	3,011,976
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)		1,300,000	1,212,250
PowerTeam Services LLC 9.033% 12/4/25 (b)		5,510,000	5,032,036
Prime Securities Services Borrower LLC/Prime Finance, Inc.:
5.75% 4/15/26(b)		240,000	237,377
6.25% 1/15/28(b)		20,000	19,205
Stericycle, Inc.:
3.875% 1/15/29(b)		2,730,000	2,407,160
5.375% 7/15/24(b)		2,455,000	2,444,984
The Bidvest Group UK PLC 3.625% 9/23/26 (b)		325,000	295,953
The Brink's Co.:
4.625% 10/15/27(b)		20,000	18,749
5.5% 7/15/25(b)		40,000	39,536
The GEO Group, Inc.:
6% 4/15/26		555,000	518,925
9.5% 12/31/28(b)		1,400,000	1,337,000
10.5% 6/30/28		695,000	700,810
			52,757,571
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		145,000	140,971
ATP Tower Holdings LLC/Andean Tower Partners 4.05% 4/27/26 (b)		615,000	544,755
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (b)		645,000	532,143
Greensaif Pipelines Bidco SARL:
6.129% 2/23/38(b)		1,960,000	1,957,550
6.51% 2/23/42(b)		535,000	535,000
Pike Corp.:
5.5% 9/1/28(b)		4,635,000	4,221,558
8.625% 1/31/31(b)		1,605,000	1,622,862
Railworks Holdings LP 8.25% 11/15/28 (b)		2,960,000	2,908,587
SRS Distribution, Inc.:
4.625% 7/1/28(b)		985,000	899,186
6% 12/1/29(b)		870,000	756,900
			14,119,512
Electrical Equipment - 0.0%
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)		805,000	631,925
Regal Rexnord Corp.:
6.05% 2/15/26(b)		1,860,000	1,856,753
6.3% 2/15/30(b)		1,237,000	1,222,456
Sensata Technologies BV:
4% 4/15/29(b)		1,330,000	1,194,055
5% 10/1/25(b)		275,000	270,542
Wesco Distribution, Inc.:
7.125% 6/15/25(b)		20,000	20,028
7.25% 6/15/28(b)		20,000	20,337
			5,216,096
Ground Transportation - 0.1%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	2,765,000	2,848,617
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375% 3/1/29 (b)		20,000	18,025
JSC Georgian Railway 4% 6/17/28 (b)		325,000	280,150
Mobico Group PLC 4.875% 9/26/31 (Reg. S)	EUR	2,500,000	2,631,351
Uber Technologies, Inc.:
4.5% 8/15/29(b)		1,735,000	1,596,345
6.25% 1/15/28(b)		20,000	19,850
7.5% 5/15/25(b)		3,220,000	3,280,375
7.5% 9/15/27(b)		20,000	20,367
8% 11/1/26(b)		4,925,000	5,006,130
XPO, Inc.:
6.25% 6/1/28(b)		380,000	375,411
7.125% 6/1/31(b)		630,000	636,789
			16,713,410
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (b)		975,000	848,875
Turkiye Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (b)		645,000	632,302
			1,481,177
Machinery - 0.0%
Chart Industries, Inc.:
7.5% 1/1/30(b)		156,000	159,105
9.5% 1/1/31(b)		20,000	21,347
Hillenbrand, Inc. 5.75% 6/15/25		20,000	19,752
Mueller Water Products, Inc. 4% 6/15/29 (b)		1,905,000	1,681,163
Vertical Holdco GmbH 7.625% 7/15/28 (b)		2,065,000	1,960,232
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (b)		4,350,000	4,132,886
			7,974,485
Marine Transportation - 0.0%
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25(b)		495,000	480,457
3.75% 4/6/27(b)		1,320,000	1,248,482
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (b)		690,000	672,315
Seaspan Corp. 5.5% 8/1/29 (b)		3,935,000	3,069,300
			5,470,554
Passenger Airlines - 0.1%
Air Canada 3.875% 8/15/26 (b)		1,020,000	952,080
American Airlines Group, Inc. 3.75% 3/1/25 (b)		20,000	19,135
American Airlines, Inc.:
7.25% 2/15/28(b)		640,000	632,092
8.5% 5/15/29(b)(i)		940,000	969,650
11.75% 7/15/25(b)		60,000	65,661
American Airlines, Inc. / AAdvantage Loyalty IP Ltd.:
5.5% 4/20/26(b)		3,857,500	3,797,547
5.75% 4/20/29(b)		60,000	57,482
Azul Secured Finance LLP:
11.5% 5/28/29(b)		902,633	771,751
11.93% 8/28/28(b)		540,000	542,700
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (b)		203,000	198,110
Mileage Plus Holdings LLC 6.5% 6/20/27 (b)		465,000	462,440
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.:
8% 9/20/25(b)		20,000	14,677
8% 9/20/25(b)		1,105,000	795,600
United Airlines, Inc.:
4.375% 4/15/26(b)		40,000	38,037
4.625% 4/15/29(b)		40,000	35,708
			9,352,670
Professional Services - 0.0%
ASGN, Inc. 4.625% 5/15/28 (b)		1,210,000	1,126,002
CoreLogic, Inc. 4.5% 5/1/28 (b)		1,805,000	1,511,688
Korn Ferry 4.625% 12/15/27 (b)		595,000	561,264
Thomson Reuters Corp. 3.85% 9/29/24		1,266,000	1,242,643
TriNet Group, Inc.:
3.5% 3/1/29(b)		2,865,000	2,492,550
7.125% 8/15/31(b)		725,000	732,250
			7,666,397
Trading Companies & Distributors - 0.1%
Air Lease Corp. 3.375% 7/1/25		13,572,000	13,023,212
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)		305,000	304,659
FLY Leasing Ltd. 7% 10/15/24 (b)		450,000	415,832
Fortress Transportation & Infrastructure Investors LLC:
5.5% 5/1/28(b)		40,000	37,563
6.5% 10/1/25(b)		20,000	19,866
7.875% 12/1/30(b)		1,565,000	1,592,096
Herc Holdings, Inc. 5.5% 7/15/27 (b)		20,000	19,421
Travis Perkins PLC 3.75% 2/17/26 (Reg. S)	GBP	2,035,000	2,369,982
			17,782,631
Transportation Infrastructure - 0.4%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25(b)		12,030,000	11,490,344
3.95% 7/1/24(b)		4,160,000	4,089,116
4.25% 4/15/26(b)		3,220,000	3,062,601
4.375% 5/1/26(b)		21,312,000	20,287,603
5.25% 5/15/24(b)		7,670,000	7,619,168
5.5% 1/15/26(b)		7,243,000	7,101,742
6.375% 5/4/28(b)		15,124,000	15,082,434
DP World Crescent Ltd. 3.7495% 1/30/30 (b)		1,415,000	1,285,439
DP World Ltd. 5.625% 9/25/48 (b)		785,000	693,989
Heathrow Funding Ltd.:
2.625% 3/16/28 (Reg. S)	GBP	2,700,000	2,920,367
7.125% 2/14/24	GBP	3,705,000	4,681,727
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	1,000,000	915,971
			79,230,501
TOTAL INDUSTRIALS			319,891,611

INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.0%
Commscope Technologies LLC 6% 6/15/25 (b)		20,000	15,700
CommScope, Inc.:
4.75% 9/1/29(b)		1,006,000	631,265
6% 3/1/26(b)		1,775,000	1,522,063
7.125% 7/1/28(b)		40,000	18,700
8.25% 3/1/27(b)		20,000	9,950
HTA Group Ltd. 7% 12/18/25 (b)		6,598,000	6,443,079
Hughes Satellite Systems Corp.:
5.25% 8/1/26		20,000	17,077
6.625% 8/1/26		20,000	15,730
IHS Netherlands Holdco BV 8% 9/18/27 (b)		1,500,000	1,308,750
Nokia Corp. 4.375% 6/12/27		20,000	18,942
ViaSat, Inc.:
5.625% 4/15/27(b)		20,000	18,525
6.5% 7/15/28(b)		20,000	15,250
			10,035,031
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp. 5% 12/15/29 (b)		3,730,000	3,375,738
Dell International LLC/EMC Corp. 6.2% 7/15/30		4,367,000	4,544,786
Imola Merger Corp. 4.75% 5/15/29 (b)		60,000	54,515
Sensata Technologies, Inc. 3.75% 2/15/31 (b)		660,000	557,997
TTM Technologies, Inc. 4% 3/1/29 (b)		5,530,000	4,916,336
			13,449,372
IT Services - 0.1%
Acuris Finance U.S. 5% 5/1/28 (b)		3,450,000	2,752,859
CA Magnum Holdings 5.375% 10/31/26 (b)		1,145,000	1,044,813
Gartner, Inc.:
3.625% 6/15/29(b)		685,000	612,069
4.5% 7/1/28(b)		1,855,000	1,737,419
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29(b)		3,170,000	2,791,488
5.25% 12/1/27(b)		1,215,000	1,175,364
Rackspace Hosting, Inc.:
3.5% 2/15/28(b)		2,245,000	918,630
5.375% 12/1/28(b)		3,809,000	1,143,629
Sabre GLBL, Inc.:
9.25% 4/15/25(b)		3,000	2,741
11.25% 12/15/27(b)		20,000	18,122
Virtusa Corp. 7.125% 12/15/28 (b)		655,000	517,364
			12,714,498
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.:
1.95% 2/15/28(b)		3,204,000	2,811,556
2.45% 2/15/31(b)		70,257,000	57,765,948
2.6% 2/15/33(b)		27,706,000	21,814,825
3.5% 2/15/41(b)		22,019,000	16,435,751
3.75% 2/15/51(b)		10,333,000	7,526,880
Entegris Escrow Corp.:
4.75% 4/15/29(b)		3,285,000	3,103,585
5.95% 6/15/30(b)		2,010,000	1,941,572
Entegris, Inc. 3.625% 5/1/29 (b)		1,115,000	974,766
ON Semiconductor Corp. 3.875% 9/1/28 (b)		1,885,000	1,704,087
			114,078,970
Software - 0.3%
Black Knight InfoServ LLC 3.625% 9/1/28 (b)		3,145,000	2,916,988
Clarivate Science Holdings Corp.:
3.875% 7/1/28(b)		645,000	581,941
4.875% 7/1/29(b)		135,000	120,808
Cloud Software Group, Inc.:
6.5% 3/31/29(b)		60,000	55,253
9% 9/30/29(b)		7,096,000	6,386,124
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)		1,635,000	1,677,167
Elastic NV 4.125% 7/15/29 (b)		1,995,000	1,781,023
Fair Isaac Corp.:
4% 6/15/28(b)		1,975,000	1,816,931
5.25% 5/15/26(b)		520,000	508,950
Gen Digital, Inc.:
5% 4/15/25(b)		1,330,000	1,319,227
7.125% 9/30/30(b)		685,000	699,927
ION Trading Technologies Ltd. 5.75% 5/15/28 (b)		3,195,000	2,715,609
McAfee Corp. 7.375% 2/15/30 (b)		1,165,000	1,006,384
MicroStrategy, Inc. 6.125% 6/15/28 (b)		3,910,000	3,605,548
NCR Voyix Corp. 5.125% 4/15/29 (b)		20,000	18,317
Open Text Corp.:
3.875% 2/15/28(b)		20,000	18,202
3.875% 12/1/29(b)		1,955,000	1,709,907
Open Text Holdings, Inc.:
4.125% 2/15/30(b)		2,560,000	2,265,614
4.125% 12/1/31(b)		2,880,000	2,459,729
Oracle Corp.:
2.3% 3/25/28		19,340,000	17,196,662
2.875% 3/25/31		24,420,000	20,903,846
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)		1,000,000	779,135
			70,543,292
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd.:
3.421% 11/2/30(b)		930,000	797,615
5.875% 4/24/25 (Reg. S)		200,000	200,144
Seagate HDD Cayman:
5.75% 12/1/34		1,770,000	1,623,204
8.25% 12/15/29(b)		635,000	674,393
8.5% 7/15/31(b)		765,000	817,503
			4,112,859
TOTAL INFORMATION TECHNOLOGY			224,934,022

MATERIALS - 0.8%
Chemicals - 0.4%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/31 (b)		595,000	612,910
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)		20,000	18,962
Braskem Idesa SAPI:
6.99% 2/20/32(b)		355,000	226,313
7.45% 11/15/29(b)		1,110,000	752,025
Braskem Netherlands BV:
7.25% 2/13/33(b)		230,000	209,231
8.5% 1/12/31(b)		605,000	591,993
Celanese U.S. Holdings LLC:
6.35% 11/15/28		8,341,000	8,521,107
6.55% 11/15/30		8,461,000	8,676,263
6.7% 11/15/33		4,943,000	5,121,757
CVR Partners LP 6.125% 6/15/28 (b)		1,280,000	1,174,336
Element Solutions, Inc. 3.875% 9/1/28 (b)		1,450,000	1,288,532
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)		1,290,000	1,191,883
INEOS Quattro Finance 2 PLC 9.625% 3/15/29 (b)		575,000	593,830
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(e)		1,825,050	1,339,751
LSB Industries, Inc. 6.25% 10/15/28 (b)		995,000	927,412
Meglobal BV:
2.625% 4/28/28(b)		595,000	520,997
4.25% 11/3/26(b)		325,000	309,461
MEGlobal Canada, Inc. 5% 5/18/25 (b)		825,000	808,178
Methanex Corp.:
5.125% 10/15/27		4,719,000	4,448,837
5.25% 12/15/29		540,000	497,129
5.65% 12/1/44		3,369,000	2,715,640
NOVA Chemicals Corp.:
4.25% 5/15/29(b)		1,435,000	1,132,217
4.875% 6/1/24(b)		1,702,000	1,682,671
5% 5/1/25(b)		1,402,000	1,359,035
5.25% 6/1/27(b)		2,069,000	1,862,405
8.5% 11/15/28(b)		890,000	919,370
Nufarm Australia Ltd. 5% 1/27/30 (b)		1,850,000	1,638,934
OCP SA:
3.75% 6/23/31(b)		745,000	614,625
5.625% 4/25/24(b)		925,000	920,255
6.875% 4/25/44(b)		315,000	285,075
Olin Corp. 5% 2/1/30		3,080,000	2,828,130
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28(b)		3,410,000	2,958,311
6.25% 10/1/29(b)		2,740,000	2,247,663
9.75% 11/15/28(b)		4,260,000	4,381,640
Orbia Advance Corp. S.A.B. de CV:
1.875% 5/11/26(b)		890,000	803,439
2.875% 5/11/31(b)		725,000	567,313
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		1,440,000	1,313,100
5.5% 3/18/31		355,000	289,315
5.875% 3/27/24		565,000	558,904
6.5% 9/27/28		215,000	197,800
8.75% 5/3/29(b)		200,000	199,376
SCIH Salt Holdings, Inc.:
4.875% 5/1/28(b)		620,000	561,497
6.625% 5/1/29(b)		1,775,000	1,572,403
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (b)		1,100,000	1,034,639
The Chemours Co. LLC:
4.625% 11/15/29(b)		960,000	806,613
5.375% 5/15/27		4,271,000	4,059,378
5.75% 11/15/28(b)		3,120,000	2,824,152
The Scotts Miracle-Gro Co. 4.375% 2/1/32		385,000	305,730
TPC Group, Inc. 13% 12/16/27 (b)		1,495,000	1,513,160
Tronox, Inc. 4.625% 3/15/29 (b)		4,347,000	3,696,081
W.R. Grace Holding LLC:
5.625% 8/15/29(b)		4,445,000	3,741,668
7.375% 3/1/31(b)		515,000	502,097
			87,923,543
Construction Materials - 0.0%
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)		2,755,000	2,707,982
Smyrna Ready Mix LLC:
6% 11/1/28(b)		20,000	19,004
8.875% 11/15/31(b)		1,590,000	1,617,190
Summit Materials LLC/Summit Materials Finance Corp. 7.25% 1/15/31 (b)(i)		1,000,000	1,000,000
VM Consolidated, Inc. 5.5% 4/15/29 (b)		329,000	298,143
			5,642,319
Containers & Packaging - 0.2%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(e)		3,510,000	1,806,662
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28(b)		356,000	306,189
4% 9/1/29(b)		885,000	703,275
6% 6/15/27(b)		1,780,000	1,727,550
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26(b)		1,096,000	969,571
5.25% 4/30/25(b)		20,000	19,491
5.25% 8/15/27(b)		2,387,000	1,752,713
5.25% 8/15/27(b)		5,593,000	4,106,797
Ball Corp.:
2.875% 8/15/30		680,000	563,329
4.875% 3/15/26		1,855,000	1,817,779
5.25% 7/1/25		20,000	19,893
6% 6/15/29		810,000	808,224
6.875% 3/15/28		20,000	20,429
Berry Global, Inc. 4.875% 7/15/26 (b)		1,615,000	1,563,481
BWAY Holding Co. 7.875% 8/15/26 (b)		1,925,000	1,912,260
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29(b)		640,000	615,823
8.75% 4/15/30(b)		1,970,000	1,767,749
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		20,000	19,502
Graham Packaging Co., Inc. 7.125% 8/15/28 (b)		813,000	715,440
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)		610,000	531,621
OI European Group BV 4.75% 2/15/30 (b)		20,000	18,000
Owens-Brockway Glass Container, Inc.:
6.625% 5/13/27(b)		20,000	19,794
7.25% 5/15/31(b)		630,000	625,281
Pactiv Evergreen Group Issuer, Inc. 4.375% 10/15/28 (b)		20,000	18,175
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 4% 10/15/27 (b)		20,000	18,300
Sealed Air Corp.:
4% 12/1/27(b)		20,000	18,380
5% 4/15/29(b)		1,790,000	1,668,707
Sealed Air Corp./Sealed Air Corp. U.S.:
6.125% 2/1/28(b)		740,000	732,012
7.25% 2/15/31(b)		1,245,000	1,274,507
Trivium Packaging Finance BV:
5.5% 8/15/26(b)		2,198,000	2,113,331
8.5% 8/15/27(b)		560,000	509,243
			28,763,508
Metals & Mining - 0.2%
Antofagasta PLC:
2.375% 10/14/30(b)		1,255,000	988,275
5.625% 5/13/32(b)		360,000	343,602
Arsenal AIC Parent LLC 8% 10/1/30 (b)		898,000	916,238
ATI, Inc.:
5.875% 12/1/27		445,000	430,044
7.25% 8/15/30		1,375,000	1,381,455
Celtic Resources Holdings DAC 4.125% (b)(c)(d)		650,000	93,184
Commercial Metals Co.:
3.875% 2/15/31		775,000	657,630
4.125% 1/15/30		1,175,000	1,028,624
Compania de Minas Buenaventura SAA 5.5% 7/23/26 (b)		425,000	388,986
Constellium NV:
3.75% 4/15/29(b)		20,000	17,518
5.875% 2/15/26(b)		750,000	740,597
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29(b)		155,000	133,720
3.15% 1/14/30(b)		405,000	349,685
3.7% 1/30/50(b)		1,790,000	1,183,190
5.125% 2/2/33(b)		500,000	464,655
5.95% 1/8/34(b)		375,000	367,628
CSN Islands XI Corp. 6.75% 1/28/28 (b)		985,000	931,441
CSN Resources SA:
5.875% 4/8/32(b)		660,000	548,790
8.875% 12/5/30(b)		305,000	305,000
Eldorado Gold Corp. 6.25% 9/1/29 (b)		2,805,000	2,513,280
Endeavour Mining PLC 5% 10/14/26 (b)		1,060,000	950,385
ERO Copper Corp. 6.5% 2/15/30 (b)		3,961,000	3,387,249
First Quantum Minerals Ltd.:
6.875% 10/15/27(b)		2,415,000	1,927,895
7.5% 4/1/25(b)		509,000	465,099
8.625% 6/1/31(b)		480,000	382,800
FMG Resources Pty Ltd.:
4.375% 4/1/31(b)		680,000	593,307
4.5% 9/15/27(b)		760,000	717,311
6.125% 4/15/32(b)		20,000	19,366
Fresnillo PLC 4.25% 10/2/50 (b)		700,000	492,933
Gcm Mining Corp. 6.875% 8/9/26 (b)		1,185,000	1,019,100
HudBay Minerals, Inc. 4.5% 4/1/26 (b)		640,000	607,993
Kaiser Aluminum Corp.:
4.5% 6/1/31(b)		100,000	80,725
4.625% 3/1/28(b)		739,000	654,589
Metinvest BV 8.5% 4/23/26 (Reg. S)		235,000	160,761
Mineral Resources Ltd.:
8% 11/1/27(b)		1,920,000	1,923,696
8.5% 5/1/30(b)		3,810,000	3,851,758
9.25% 10/1/28(b)		1,255,000	1,297,921
Nexa Resources SA 6.5% 1/18/28 (b)		965,000	931,225
Novelis Corp.:
3.25% 11/15/26(b)		385,000	353,234
3.875% 8/15/31(b)		645,000	542,904
4.75% 1/30/30(b)		20,000	18,157
PMHC II, Inc. 9% 2/15/30 (b)		2,580,000	1,987,477
POSCO:
5.75% 1/17/28(b)		715,000	721,520
5.875% 1/17/33(b)		305,000	308,728
PT Freeport Indonesia:
4.763% 4/14/27(b)		315,000	306,372
5.315% 4/14/32(b)		1,120,000	1,056,440
6.2% 4/14/52(b)		365,000	332,190
PT Indonesia Asahan Aluminium 5.45% 5/15/30 (b)		1,145,000	1,110,776
Stillwater Mining Co.:
4% 11/16/26(b)		945,000	833,667
4.5% 11/16/29(b)		440,000	344,438
TMK Capital SA 4.3% (Reg. S) (c)(d)		600,000	360,000
Volcan Compania Minera SAA 4.375% 2/11/26 (b)		650,000	342,953
			41,866,511
Paper & Forest Products - 0.0%
LABL, Inc.:
5.875% 11/1/28(b)		390,000	340,677
6.75% 7/15/26(b)		260,000	247,134
9.5% 11/1/28(b)		260,000	250,900
10.5% 7/15/27(b)		2,429,000	2,207,339
Mercer International, Inc. 5.125% 2/1/29		875,000	730,734
SPA Holdings 3 OY 4.875% 2/4/28 (b)		2,440,000	2,060,244
			5,837,028
TOTAL MATERIALS			170,032,909

REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30		8,767,000	8,394,884
American Finance Trust, Inc./American Finance Operating Partnership LP 4.5% 9/30/28 (b)		795,000	641,676
American Homes 4 Rent LP:
2.375% 7/15/31		1,451,000	1,137,834
3.625% 4/15/32		6,608,000	5,663,303
American Tower Corp.:
4.05% 3/15/32		714,000	639,211
5.55% 7/15/33		820,000	810,983
Boston Properties, Inc.:
3.25% 1/30/31		8,522,000	6,905,678
4.5% 12/1/28		7,625,000	7,007,362
6.75% 12/1/27		11,623,000	11,823,847
Brookfield Property REIT, Inc./BPR Nimbus LLC/BPR Cumulus LLC/GGSI Sellco LLC 4.5% 4/1/27 (b)		20,000	17,536
Corporate Office Properties LP:
2.25% 3/15/26		3,379,000	3,099,695
2.75% 4/15/31		6,606,000	5,051,565
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (b)		3,680,000	3,328,560
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (b)		625,000	509,717
Healthcare Trust of America Holdings LP:
3.1% 2/15/30		2,678,000	2,272,680
3.5% 8/1/26		2,790,000	2,623,860
Healthpeak OP, LLC:
3.25% 7/15/26		1,156,000	1,096,152
3.5% 7/15/29		1,322,000	1,186,046
Hudson Pacific Properties LP 4.65% 4/1/29		15,534,000	11,519,691
Invitation Homes Operating Partnership LP:
4.15% 4/15/32		9,940,000	8,693,815
5.5% 8/15/33		1,240,000	1,184,461
Iron Mountain, Inc.:
4.5% 2/15/31(b)		640,000	553,906
4.875% 9/15/27(b)		20,000	18,933
4.875% 9/15/29(b)		20,000	18,213
5% 7/15/28(b)		20,000	18,676
5.25% 7/15/30(b)		40,000	36,682
5.625% 7/15/32(b)		20,000	18,158
Kite Realty Group Trust 4.75% 9/15/30		764,000	695,566
LXP Industrial Trust (REIT):
2.7% 9/15/30		3,649,000	2,910,251
4.4% 6/15/24		1,672,000	1,650,113
MPT Operating Partnership LP/MPT Finance Corp.:
2.5% 3/24/26	GBP	1,665,000	1,670,313
3.5% 3/15/31		5,530,000	3,407,460
4.625% 8/1/29		3,790,000	2,707,127
5% 10/15/27		14,463,000	11,521,278
5.25% 8/1/26		1,460,000	1,270,407
NNN (REIT), Inc. 5.6% 10/15/33		1,255,000	1,227,102
Office Properties Income Trust 4.5% 2/1/25		20,000	17,814
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		22,808,000	17,438,249
3.375% 2/1/31		6,759,000	5,483,144
3.625% 10/1/29		11,904,000	10,145,427
4.5% 1/15/25		3,878,000	3,789,809
4.5% 4/1/27		18,502,000	17,348,673
4.75% 1/15/28		10,700,000	9,987,696
4.95% 4/1/24		9,727,000	9,685,483
5.25% 1/15/26		10,610,000	10,326,383
Park Intermediate Holdings LLC:
4.875% 5/15/29(b)		20,000	17,796
7.5% 6/1/25(b)		580,000	583,492
Piedmont Operating Partnership LP 2.75% 4/1/32		2,906,000	1,925,777
Realty Income Corp.:
2.2% 6/15/28		1,564,000	1,361,527
2.85% 12/15/32		1,925,000	1,558,605
3.25% 1/15/31		2,129,000	1,848,465
3.4% 1/15/28		3,355,000	3,111,863
Retail Opportunity Investments Partnership LP:
4% 12/15/24		1,225,000	1,191,688
5% 12/15/23		737,000	736,625
RHP Hotel Properties LP/RHP Finance Corp.:
4.5% 2/15/29(b)		20,000	18,040
4.75% 10/15/27		20,000	18,995
Safehold Operating Partnership LP 2.8% 6/15/31		1,805,000	1,404,477
SBA Communications Corp.:
3.125% 2/1/29		1,100,000	957,919
3.875% 2/15/27		20,000	18,827
Senior Housing Properties Trust 9.75% 6/15/25		193,000	191,444
Service Properties Trust:
4.35% 10/1/24		20,000	19,976
4.75% 10/1/26		20,000	18,209
4.95% 10/1/29		20,000	15,573
Simon Property Group LP 2.45% 9/13/29		3,576,000	3,058,118
SITE Centers Corp.:
3.625% 2/1/25		3,106,000	2,999,783
4.25% 2/1/26		10,537,000	10,157,375
Store Capital Corp.:
2.75% 11/18/30		3,880,000	2,846,379
4.625% 3/15/29		3,549,000	3,089,553
Sun Communities Operating LP:
2.3% 11/1/28		3,294,000	2,800,749
2.7% 7/15/31		8,306,000	6,578,734
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28(b)		6,225,000	5,160,371
6.5% 2/15/29(b)		12,058,000	8,022,924
10.5% 2/15/28(b)		4,985,000	4,903,348
Uniti Group, Inc. 6% 1/15/30 (b)		4,365,000	2,830,615
Ventas Realty LP:
3% 1/15/30		15,631,000	13,275,922
3.5% 2/1/25		2,163,000	2,097,243
3.75% 5/1/24		9,073,000	8,982,899
4% 3/1/28		3,986,000	3,718,437
4.125% 1/15/26		2,017,000	1,948,648
4.75% 11/15/30		21,238,000	19,844,732
VICI Properties LP:
4.375% 5/15/25		1,727,000	1,681,885
4.75% 2/15/28		13,710,000	12,995,092
4.95% 2/15/30		20,675,000	19,225,190
5.125% 5/15/32		4,986,000	4,590,701
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25(b)		72,000	69,632
4.125% 8/15/30(b)		1,285,000	1,119,710
4.25% 12/1/26(b)		104,000	97,982
4.625% 12/1/29(b)		255,000	230,774
Vornado Realty LP 2.15% 6/1/26		3,551,000	3,074,802
WP Carey, Inc.:
3.85% 7/15/29		2,566,000	2,320,151
4% 2/1/25		8,447,000	8,264,808
			366,541,274
Real Estate Management & Development - 0.4%
ACCENTRO Real Estate AG 5.625% 2/13/26 (Reg. S)	EUR	2,371,500	1,006,737
AGPS BondCo PLC:
4.625% 1/14/26 (Reg. S)(e)	EUR	10,200,000	4,169,064
5% 4/27/27 (Reg. S)(e)	EUR	900,000	328,153
Anywhere Real Estate Group LLC 7% 4/15/30 (b)		1,035,200	894,154
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	5,365,000	4,708,703
1.75% 3/12/29 (Reg. S)	EUR	2,480,000	2,172,396
2.625% 10/20/28 (Reg. S)	GBP	950,000	978,040
Brandywine Operating Partnership LP:
3.95% 11/15/27		8,220,000	7,117,564
4.1% 10/1/24		7,423,000	7,196,953
4.55% 10/1/29		8,895,000	7,341,662
7.8% 3/15/28		15,931,000	15,259,025
CBRE Group, Inc. 2.5% 4/1/31		10,439,000	8,347,867
DTZ U.S. Borrower LLC 6.75% 5/15/28 (b)		175,000	166,250
Essex Portfolio LP 3.875% 5/1/24		3,195,000	3,162,943
Greystar Real Estate Partners 7.75% 9/1/30 (b)		620,000	630,735
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	2,405,000	1,764,426
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	2,400,000	1,058,983
Howard Hughes Corp.:
4.125% 2/1/29(b)		2,160,000	1,852,200
4.375% 2/1/31(b)		860,000	713,800
Kennedy-Wilson, Inc.:
4.75% 3/1/29		580,000	465,003
4.75% 2/1/30		2,460,000	1,880,424
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)		37,000	26,501
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)		29,000	19,520
Samhallsbyggnadsbolaget I Norden AB:
1.75% 1/14/25 (Reg. S)	EUR	1,271,000	1,162,126
2.25% 8/12/27 (Reg. S)	EUR	950,000	644,713
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	1,300,000	1,248,790
Tanger Properties LP:
2.75% 9/1/31		8,621,000	6,596,222
3.125% 9/1/26		4,970,000	4,573,863
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30(b)		615,000	567,338
5.875% 6/15/27(b)		520,000	509,947
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	840,000	813,872
Vonovia SE 5% 11/23/30 (Reg. S)	EUR	400,000	444,415
			87,822,389
TOTAL REAL ESTATE			454,363,663

UTILITIES - 1.4%
Electric Utilities - 0.5%
Alabama Power Co. 3.05% 3/15/32		13,712,000	11,660,422
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (e)	EUR	650,000	621,893
Chile Electricity LUX MPC SARL 6.01% 1/20/33 (b)		330,000	329,911
Clearway Energy Operating LLC:
3.75% 2/15/31(b)		2,240,000	1,874,156
3.75% 1/15/32(b)		315,000	253,229
4.75% 3/15/28(b)		580,000	542,769
Cleco Corporate Holdings LLC 3.375% 9/15/29		6,938,000	5,912,285
Comision Federal de Electricidad:
3.348% 2/9/31(b)		175,000	138,031
4.688% 5/15/29(b)		785,000	712,003
DPL, Inc.:
4.125% 7/1/25		1,585,000	1,529,525
4.35% 4/15/29		210,000	190,297
Duke Energy Corp.:
2.45% 6/1/30		6,067,000	5,091,537
3.85% 6/15/34	EUR	2,650,000	2,701,848
Duquesne Light Holdings, Inc.:
2.532% 10/1/30(b)		2,680,000	2,162,057
2.775% 1/7/32(b)		8,750,000	6,664,150
Electricite de France SA:
5.5% 1/25/35 (Reg. S)	GBP	2,700,000	3,231,728
5.7% 5/23/28(b)		1,800,000	1,819,897
6.25% 5/23/33(b)		1,800,000	1,859,201
Emera, Inc. 6.75% 6/15/76 (e)		20,000	19,340
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (e)	EUR	1,900,000	1,704,629
Enel SpA 3.375% (Reg. S) (e)(j)	EUR	1,245,000	1,270,551
Entergy Corp. 2.8% 6/15/30		6,226,000	5,290,547
Eskom Holdings SOC Ltd.:
6.35% 8/10/28(b)		1,080,000	1,015,538
7.125% 2/11/25(b)		1,475,000	1,467,164
8.45% 8/10/28(b)		410,000	404,106
Exelon Corp.:
3.35% 3/15/32		8,005,000	6,853,155
4.05% 4/15/30		3,689,000	3,422,236
4.1% 3/15/52		2,730,000	2,084,878
FirstEnergy Corp.:
3.4% 3/1/50		2,560,000	1,684,550
4.15% 7/15/27		40,000	38,053
7.375% 11/15/31		500,000	581,523
Iberdrola Finanzas SAU 7.375% 1/29/24	GBP	800,000	1,011,889
IPALCO Enterprises, Inc. 3.7% 9/1/24		3,797,000	3,716,634
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (b)		1,085,000	884,167
Lamar Funding Ltd. 3.958% 5/7/25 (b)		1,085,000	1,045,875
Mong Duong Finance Holdings BV 5.125% 5/7/29 (b)		1,198,977	1,101,212
Monongahela Power Co. 4.1% 4/15/24 (b)		1,445,000	1,433,382
NextEra Energy Partners LP:
3.875% 10/15/26(b)		20,000	18,474
4.5% 9/15/27(b)		740,000	683,176
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (e)	EUR	3,645,000	3,504,566
NRG Energy, Inc.:
3.375% 2/15/29(b)		1,830,000	1,566,209
3.625% 2/15/31(b)		930,000	760,422
3.875% 2/15/32(b)		4,000	3,270
5.25% 6/15/29(b)		1,975,000	1,839,954
5.75% 1/15/28		20,000	19,511
6.625% 1/15/27		1,000,000	992,425
PG&E Corp.:
5% 7/1/28		4,360,000	4,147,487
5.25% 7/1/30		4,935,000	4,635,767
Southern Co. 1.875% 9/15/81 (e)	EUR	4,205,000	3,741,848
Vistra Operations Co. LLC:
4.375% 5/1/29(b)		20,000	18,070
5% 7/31/27(b)		2,375,000	2,260,264
5.5% 9/1/26(b)		1,855,000	1,820,822
5.625% 2/15/27(b)		2,770,000	2,694,409
7.75% 10/15/31(b)		1,150,000	1,176,949
			112,207,991
Gas Utilities - 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.5% 5/20/25		20,000	19,587
5.875% 8/20/26		20,000	19,530
ENN Energy Holdings Ltd. 4.625% 5/17/27 (b)		890,000	864,457
Ferrellgas LP/Ferrellgas Finance Corp.:
5.375% 4/1/26(b)		500,000	477,692
5.875% 4/1/29(b)		20,000	18,409
Nakilat, Inc. 6.067% 12/31/33 (b)		618,549	622,995
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.875% 3/1/27		725,000	715,553
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)		860,000	757,312
			3,495,535
Independent Power and Renewable Electricity Producers - 0.4%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)		1,828,000	1,639,692
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (b)		345,000	303,745
Calpine Corp.:
4.5% 2/15/28(b)		20,000	18,875
5% 2/1/31(b)		40,000	35,366
5.125% 3/15/28(b)		20,000	18,823
5.25% 6/1/26(b)		20,000	19,636
Emera U.S. Finance LP 3.55% 6/15/26		2,935,000	2,809,405
Energo-Pro A/S 8.5% 2/4/27 (b)		940,000	896,231
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)		1,925,000	1,445,228
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)		705,000	647,458
PT Pertamina Geothermal Energy 5.15% 4/27/28 (b)		365,000	358,784
Sunnova Energy Corp.:
5.875% 9/1/26(b)		1,715,000	1,390,436
11.75% 10/1/28(b)		410,000	351,659
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)		1,003,625	961,804
The AES Corp.:
3.3% 7/15/25(b)		36,313,000	34,666,807
3.95% 7/15/30(b)		37,328,000	33,192,058
			78,756,007
Multi-Utilities - 0.5%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49(b)		795,000	609,417
4.696% 4/24/33(b)		620,000	598,494
4.875% 4/23/30(b)		305,000	301,779
Berkshire Hathaway Energy Co. 4.05% 4/15/25		26,164,000	25,697,982
Engie SA 4.25% 9/6/34 (Reg. S)	EUR	1,200,000	1,324,356
NiSource, Inc.:
2.95% 9/1/29		17,668,000	15,628,369
5.25% 2/15/43		4,623,000	4,172,700
5.8% 2/1/42		2,300,000	2,141,896
5.95% 6/15/41		3,281,000	3,212,997
Puget Energy, Inc.:
4.1% 6/15/30		12,516,000	11,170,007
4.224% 3/15/32		23,786,000	20,829,635
Sempra 6% 10/15/39		5,447,000	5,426,651
WEC Energy Group, Inc. CME Term SOFR 3 Month Index + 2.110% 7.7538% 5/15/67 (e)(f)		1,401,000	1,220,824
			92,335,107
Water Utilities - 0.0%
Aegea Finance SARL 9% 1/20/31 (b)		335,000	343,392
Anglian Water (Osprey) Financing PLC 2% 7/31/28 (Reg. S)	GBP	830,000	825,169
Severn Trent Utilities Finance PLC:
4.625% 11/30/34 (Reg. S)	GBP	700,000	813,365
6.125% 2/26/24	GBP	442,000	557,990
Southern Water Services Finance Ltd. 1.625% 3/30/27 (Reg. S)	GBP	1,013,000	1,096,887
Thames Water Utility Finance PLC 1.875% 1/24/24 (Reg. S)	GBP	890,000	1,113,895
			4,750,698
TOTAL UTILITIES			291,545,338

TOTAL NONCONVERTIBLE BONDS			6,325,376,708
TOTAL CORPORATE BONDS (Cost $6,874,192,016)			6,345,338,227

U.S. Treasury Obligations - 30.6%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	86,364,000	51,197,659
1.75% 8/15/41	111,477,000	71,741,546
1.875% 11/15/51	339,566,000	196,709,524
2% 11/15/41	218,350,000	146,285,971
2% 8/15/51	369,158,000	221,119,876
2.25% 8/15/46	450,000	295,049
2.25% 2/15/52	329,570,000	209,972,138
2.875% 5/15/52	113,713,000	83,512,426
3% 2/15/47	245,214,000	185,596,346
3% 8/15/52	85,740,000	64,686,811
3.25% 5/15/42 (k)(l)	122,702,000	100,443,090
3.625% 2/15/53	58,851,000	50,214,156
3.625% 5/15/53	85,000,000	72,555,469
4.125% 8/15/53	258,048,000	241,315,200
4.375% 8/15/43	60,525,000	57,848,660
6.25% 5/15/30	13,500,000	14,897,988
U.S. Treasury Notes:
0.75% 3/31/26 (k)	2,010,000	1,842,605
1.125% 8/31/28	395,338,000	341,195,227
1.25% 9/30/28	158,340,000	137,174,395
1.5% 11/30/28	75,000,000	65,510,742
1.75% 1/31/29	146,464,000	129,002,745
2.625% 7/31/29	213,250,000	194,748,897
2.75% 8/15/32	683,541,000	603,625,364
2.875% 8/15/28	53,639,600	50,299,697
2.875% 5/15/32	165,526,000	148,106,974
3.125% 8/31/29	225,160,000	210,999,548
3.375% 5/15/33 (m)	599,000,000	553,513,438
3.5% 1/31/30	90,100,000	85,869,524
3.5% 2/15/33	7,000,000	6,541,719
3.625% 5/31/28	2,000,000	1,943,203
3.625% 3/31/30	1,575,000	1,509,662
3.75% 5/31/30	252,000	243,141
3.875% 1/15/26	39,100,000	38,492,117
3.875% 11/30/29	125,000,000	121,708,985
3.875% 12/31/29	187,000,000	182,010,898
3.875% 8/15/33	53,214,000	51,176,902
4% 2/15/26	11,510,000	11,357,582
4% 6/30/28 (k)	75,000,000	73,983,398
4% 10/31/29	75,000,000	73,546,875
4% 2/28/30	882,000	863,774
4.125% 7/31/28	125,000,000	123,959,961
4.125% 11/15/32	200,000,000	196,335,938
4.375% 10/31/24	15,300,000	15,181,664
4.625% 2/28/25	16,200,000	16,115,836
4.625% 3/15/26	7,570,000	7,572,661
4.625% 9/30/28	546,000	553,166
4.625% 9/30/30	735,000	746,025
4.875% 10/31/28	534,052,000	547,152,963
4.875% 10/31/30	425,000,000	437,750,000
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,216,136,121)		6,199,027,535

U.S. Government Agency - Mortgage Securities - 28.3%
	Principal Amount (a)	Value ($)
Fannie Mae - 7.0%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.440% 3.945% 4/1/37 (e)(f)	6,204	6,265
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.460% 5.183% 1/1/35 (e)(f)	2,033	2,057
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.480% 5.73% 7/1/34 (e)(f)	851	859
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 4.755% 1/1/35 (e)(f)	9,677	9,716
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 4.785% 12/1/34 (e)(f)	1,838	1,843
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 4.844% 3/1/35 (e)(f)	1,696	1,703
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.803% 6/1/36 (e)(f)	4,815	4,881
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.301% 10/1/33 (e)(f)	1,148	1,156
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 4.065% 3/1/37 (e)(f)	6,940	7,031
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 7.103% 7/1/35 (e)(f)	1,180	1,189
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.620% 4.992% 3/1/33 (e)(f)	6,257	6,305
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.630% 5.815% 9/1/36 (e)(f)	3,441	3,478
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 3.895% 6/1/47 (e)(f)	9,796	9,954
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 4.999% 11/1/36 (e)(f)	3,120	3,155
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.864% 5/1/35 (e)(f)	11,505	11,627
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.700% 5.143% 6/1/42 (e)(f)	10,693	10,889
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 4.375% 3/1/40 (e)(f)	12,967	13,233
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.740% 5.47% 5/1/36 (e)(f)	9,161	9,309
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 4.617% 7/1/35 (e)(f)	3,900	3,948
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 8/1/41 (e)(f)	19,498	19,784
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.780% 4.163% 2/1/36 (e)(f)	5,661	5,751
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 4.055% 1/1/42 (e)(f)	46,931	47,883
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 5.724% 12/1/40 (e)(f)	443,333	449,585
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.05% 7/1/41 (e)(f)	4,672	4,750
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 4.06% 12/1/39 (e)(f)	4,036	4,123
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 4.304% 2/1/42 (e)(f)	21,047	21,460
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.051% 7/1/41 (e)(f)	8,091	8,238
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.068% 9/1/41 (e)(f)	4,153	4,218
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.820% 4.195% 12/1/35 (e)(f)	8,217	8,386
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.830% 6.08% 10/1/41 (e)(f)	3,445	3,434
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 5.771% 7/1/37 (e)(f)	9,447	9,656
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 5.418% 9/1/35 (e)(f)	1,714	1,734
U.S. TREASURY 1 YEAR INDEX + 1.940% 5.87% 10/1/33 (e)(f)	18,349	18,415
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.583% 3/1/35 (e)(f)	3,748	3,777
U.S. TREASURY 1 YEAR INDEX + 2.270% 6.395% 6/1/36 (e)(f)	9,032	9,103
U.S. TREASURY 1 YEAR INDEX + 2.280% 6.404% 10/1/33 (e)(f)	6,432	6,478
U.S. TREASURY 1 YEAR INDEX + 2.460% 5.864% 7/1/34 (e)(f)	11,800	11,932
1.5% 11/1/35 to 9/1/51	96,247,454	75,266,722
2% 2/1/28 to 10/1/52	354,935,921	292,158,304
2.5% 1/1/28 to 8/1/52 (k)(n)	457,479,127	387,885,778
3% 2/1/31 to 2/1/52	202,655,201	177,985,200
3.5% 6/1/34 to 8/1/52	102,225,233	92,112,369
4% 3/1/36 to 5/1/52	82,962,848	76,819,180
4.5% to 4.5% 6/1/33 to 12/1/52	95,873,872	90,868,335
5% 9/1/25 to 4/1/53	74,997,802	73,099,780
5.283% 8/1/41 (e)	287,957	284,716
5.5% 9/1/52 to 8/1/53	85,166,826	84,385,676
6% to 6% 9/1/29 to 6/1/53 (n)	26,291,762	26,565,611
6.5% 1/1/26 to 10/1/53	42,001,264	42,809,494
6.697% 2/1/39 (e)	135,228	137,037
7% to 7% 2/1/24 to 7/1/37	86,056	88,998
7.5% to 7.5% 7/1/25 to 11/1/31	41,142	42,159
8% 3/1/37	3,520	3,800
TOTAL FANNIE MAE		1,421,260,464
Freddie Mac - 4.4%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.120% 4.424% 8/1/37 (e)(f)	9,391	9,292
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.320% 3.575% 1/1/36 (e)(f)	4,608	4,611
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.370% 4.527% 3/1/36 (e)(f)	24,529	24,574
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 4.632% 3/1/36 (e)(f)	14,268	14,330
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 5.182% 12/1/40 (e)(f)	160,884	162,862
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 7/1/41 (e)(f)	32,286	32,645
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 9/1/41 (e)(f)	59,050	59,578
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.860% 5.239% 4/1/36 (e)(f)	9,748	9,890
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.255% 4/1/41 (e)(f)	1,633	1,655
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.368% 10/1/36 (e)(f)	23,737	23,842
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.13% 9/1/41 (e)(f)	5,512	5,580
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.900% 5.731% 10/1/42 (e)(f)	42,038	42,399
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.213% 5/1/41 (e)(f)	11,661	11,845
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.568% 5/1/41 (e)(f)	13,400	13,611
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.698% 6/1/41 (e)(f)	12,548	12,755
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.16% 6/1/41 (e)(f)	4,109	4,173
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.990% 5.435% 10/1/35 (e)(f)	11,514	11,585
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 4.936% 4/1/38 (e)(f)	8,087	8,206
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 7.385% 6/1/37 (e)(f)	5,536	5,612
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.030% 6.158% 3/1/33 (e)(f)	170	171
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.040% 6.256% 7/1/36 (e)(f)	9,710	9,861
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.200% 4.45% 12/1/36 (e)(f)	11,599	11,889
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.680% 8.319% 10/1/35 (e)(f)	4,148	4,254
U.S. TREASURY 1 YEAR INDEX + 2.030% 4.951% 6/1/33 (e)(f)	15,832	15,843
U.S. TREASURY 1 YEAR INDEX + 2.260% 5.216% 6/1/33 (e)(f)	30,743	30,871
U.S. TREASURY 1 YEAR INDEX + 2.430% 5.86% 3/1/35 (e)(f)	56,013	56,460
1.5% 7/1/35 to 6/1/51	107,289,358	82,631,340
2% 6/1/35 to 4/1/52 (o)	260,294,813	215,190,680
2.5% 1/1/28 to 4/1/52	243,103,632	204,452,189
3% 12/1/30 to 4/1/52	89,795,891	77,261,936
3.5% 1/1/32 to 4/1/52 (k)(n)	83,925,836	76,337,664
4% 5/1/37 to 10/1/52	56,307,193	52,647,962
4% 4/1/48	21,451	19,883
4.5% 6/1/25 to 6/1/52	12,290,414	11,777,174
5% 8/1/33 to 8/1/53	48,515,766	47,164,255
5.5% 10/1/52 to 8/1/53	83,155,518	82,586,743
6% 1/1/29 to 7/1/53	22,752,484	23,091,202
6.5% 5/1/26 to 10/1/53	29,544,187	30,219,453
7% 3/1/26 to 9/1/36	98,365	102,017
7.5% 1/1/27 to 11/1/31	634	660
8% 7/1/24 to 4/1/32	2,397	2,504
8.5% 1/1/25 to 1/1/28	1,416	1,451
TOTAL FREDDIE MAC		904,075,507
Ginnie Mae - 7.0%
3.5% 9/20/40 to 7/20/46 (k)	25,270,341	22,952,258
4% 5/20/33 to 5/20/49	21,815,067	20,426,027
4.5% 6/20/33 to 8/15/41	5,214,274	5,008,392
5% 12/15/32 to 4/20/48	5,504,597	5,451,026
5.5% 7/15/33 to 9/15/39	169,745	171,815
6% to 6% 10/15/30 to 11/15/39	63,040	64,585
7% to 7% 3/15/24 to 11/15/32	111,739	115,025
7.5% to 7.5% 6/15/24 to 9/15/31	19,262	19,600
8% 4/15/24 to 11/15/29	3,476	3,540
8.5% 11/15/27 to 1/15/31	1,846	1,939
2% 11/20/50 to 4/20/51	70,185,546	56,751,196
2% 12/1/53 (i)	64,900,000	52,410,592
2% 12/1/53 (i)	96,600,000	78,010,219
2% 12/1/53 (i)	43,500,000	35,128,825
2% 12/1/53 (i)	33,350,000	26,932,099
2% 12/1/53 (i)	25,961,000	20,965,044
2% 12/1/53 (i)	4,900,000	3,957,040
2% 12/1/53 (i)	17,000,000	13,728,506
2% 12/1/53 (i)	5,100,000	4,118,552
2% 1/1/54 (i)	57,300,000	46,340,292
2% 1/1/54 (i)	33,350,000	26,971,182
2% 1/1/54 (i)	65,800,000	53,214,506
2% 1/1/54 (i)	49,250,000	39,830,007
2% 1/1/54 (i)	18,050,000	14,597,596
2.5% 6/20/51 to 12/20/51	86,807,193	72,021,728
2.5% 12/1/53 (i)	16,400,000	13,703,871
2.5% 12/1/53 (i)	42,700,000	35,680,201
2.5% 12/1/53 (i)	32,850,000	27,449,522
2.5% 12/1/53 (i)	13,150,000	10,988,165
2.5% 12/1/53 (i)	23,375,000	19,532,194
2.5% 1/1/54 (i)	49,800,000	41,663,556
2.5% 1/1/54 (i)	65,750,000	55,007,607
3% 5/20/42 to 4/15/45	4,890,049	4,341,178
3% 12/1/53 (i)	37,000,000	32,044,757
3% 12/1/53 (i)	18,500,000	16,022,378
3% 12/1/53 (i)	56,325,000	48,781,646
3% 12/1/53 (i)	15,025,000	13,012,769
3% 12/1/53 (i)	1,875,000	1,623,890
3% 12/1/53 (i)	33,125,000	28,688,718
3% 1/1/54 (i)	75,100,000	65,109,672
3% 1/1/54 (i)	48,250,000	41,831,447
3.5% 12/1/53 (i)	40,350,000	36,089,363
3.5% 12/1/53 (i)	28,000,000	25,043,424
3.5% 1/1/54 (i)	25,800,000	23,097,896
3.5% 1/1/54 (i)	25,650,000	22,963,606
4% 12/1/53 (i)	26,650,000	24,557,074
4.5% 12/1/53 (i)	14,900,000	14,102,330
5% 12/1/53 (i)	22,250,000	21,629,626
5% 12/1/53 (i)	20,850,000	20,268,660
5.5% 12/1/53 (i)	18,450,000	18,329,656
5.5% 12/1/53 (i)	3,700,000	3,675,866
5.5% 12/1/53 (i)	3,950,000	3,924,235
5.5% 1/1/54 (i)	12,950,000	12,861,484
6.5% 3/20/31 to 6/15/37	45,360	46,800
6.5% 12/1/53 (i)	21,400,000	21,761,450
6.5% 12/1/53 (i)	21,400,000	21,761,450
6.5% 12/1/53 (i)	30,000,000	30,506,706
6.5% 12/1/53 (i)	8,550,000	8,694,411
6.5% 1/1/54 (i)	51,450,000	52,276,796
TOTAL GINNIE MAE		1,416,263,995
Uniform Mortgage Backed Securities - 9.9%
2% 12/1/53 (i)	39,700,000	30,885,588
2% 12/1/53 (i)	39,700,000	30,885,588
2% 12/1/53 (i)	119,050,000	92,617,864
2% 12/1/53 (i)	57,900,000	45,044,724
2% 12/1/53 (i)	31,600,000	24,583,994
2% 12/1/53 (i)	26,900,000	20,927,514
2% 12/1/53 (i)	24,575,000	19,118,723
2% 12/1/53 (i)	20,900,000	16,259,667
2% 12/1/53 (i)	18,425,000	14,334,180
2% 12/1/53 (i)	31,925,000	24,836,836
2% 12/1/53 (i)	24,375,000	18,963,128
2% 12/1/53 (i)	20,900,000	16,259,667
2% 12/1/53 (i)	24,375,000	18,963,128
2% 12/1/53 (i)	36,100,000	28,084,879
2% 1/1/54 (i)	190,500,000	148,472,023
2% 1/1/54 (i)	18,900,000	14,730,295
2% 1/1/54 (i)	62,550,000	48,750,263
2% 1/1/54 (i)	16,250,000	12,664,936
2% 1/1/54 (i)	46,300,000	36,085,326
2.5% 12/1/53 (i)	12,550,000	10,178,250
2.5% 12/1/53 (i)	12,325,000	9,995,771
2.5% 12/1/53 (i)	6,175,000	5,008,023
2.5% 12/1/53 (i)	3,700,000	3,000,759
2.5% 12/1/53 (i)	12,300,000	9,975,496
2.5% 12/1/53 (i)	7,150,000	5,798,764
2.5% 12/1/53 (i)	46,950,000	38,077,197
2.5% 1/1/54 (i)	50,850,000	41,307,692
3% 12/1/53 (i)	63,400,000	53,523,491
3% 12/1/53 (i)	23,350,000	19,712,516
3% 12/1/53 (i)	18,700,000	15,786,897
3% 12/1/53 (i)	65,250,000	55,085,296
3% 12/1/53 (i)	53,250,000	44,954,667
3% 12/1/53 (i)	52,850,000	44,616,979
3% 12/1/53 (i)	6,325,000	5,339,686
3% 12/1/53 (i)	8,450,000	7,133,651
3% 12/1/53 (i)	1,650,000	1,392,962
3% 12/1/53 (i)	6,900,000	5,825,112
3% 12/1/53 (i)	14,775,000	12,473,337
3% 12/1/53 (i)	53,250,000	44,954,667
3% 12/1/53 (i)	1,650,000	1,392,962
3% 12/1/53 (i)	9,400,000	7,935,660
3% 12/1/53 (i)	87,050,000	73,489,273
3% 1/1/54 (i)	172,300,000	145,654,132
3% 1/1/54 (i)	68,600,000	57,991,140
3% 1/1/54 (i)	25,600,000	21,641,009
3% 1/1/54 (i)	63,650,000	53,806,648
3.5% 12/1/53 (i)	79,700,000	69,946,075
3.5% 12/1/53 (i)	42,900,000	37,649,769
3.5% 12/1/53 (i)	21,575,000	18,934,587
3.5% 12/1/53 (i)	21,975,000	19,285,634
3.5% 1/1/54 (i)	42,825,000	37,612,388
3.5% 1/1/54 (i)	48,550,000	42,640,547
4% 12/1/53 (i)	49,100,000	44,608,141
4% 12/1/53 (i)	55,400,000	50,331,792
4% 12/1/53 (i)	14,650,000	13,309,761
4.5% 12/1/53 (i)	22,800,000	21,366,083
4.5% 12/1/53 (i)	30,750,000	28,816,099
4.5% 12/1/53 (i)	8,100,000	7,590,582
4.5% 1/1/54 (i)	25,800,000	24,193,535
5% 12/1/38 (i)	19,475,000	18,980,518
5% 12/1/38 (i)	8,675,000	8,454,737
5.5% 12/1/53 (i)	35,800,000	35,299,373
6.5% 12/1/53 (i)	9,150,000	9,298,683
6.5% 12/1/53 (i)	12,425,000	12,626,900
6.5% 12/1/53 (i)	18,825,000	19,130,897
6.5% 12/1/53 (i)	7,900,000	8,028,371
6.5% 12/1/53 (i)	4,300,000	4,369,873
6.5% 1/1/54 (i)	18,950,000	19,249,785
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		2,010,244,490
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,873,170,310)		5,751,844,456

Asset-Backed Securities - 6.6%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	4,072,987	2,637,225
Series 2019-1 Class A, 3.844% 5/15/39 (b)	2,464,942	1,848,729
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	7,988,831	7,025,525
Class B, 4.458% 10/16/39 (b)	2,087,167	918,430
Series 2021-1A Class A, 2.95% 11/16/41 (b)	9,784,906	8,672,362
Series 2021-2A Class A, 2.798% 1/15/47 (b)	19,081,521	16,337,598
AASET, Ltd. Series 2022-1A Class A, 6% 5/16/47 (b)	36,381,126	34,533,328
Aimco Series 2018-BA Class AR, CME Term SOFR 3 Month Index + 1.360% 6.7555% 1/15/32 (b)(e)(f)	7,740,000	7,730,704
AIMCO CLO Series 2021-AA Class AR2, CME Term SOFR 3 Month Index + 1.400% 6.8044% 10/17/34 (b)(e)(f)	15,071,000	15,002,367
AIMCO CLO Ltd. Series 2021-11A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7944% 10/17/34 (b)(e)(f)	8,253,000	8,228,084
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.250% 6.6674% 4/20/34 (b)(e)(f)	19,226,000	19,075,672
Aligned Data Centers Issuer Ll Series 2023-2A Class A2, 6.5% 11/16/48 (b)	782,000	768,448
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.9158% 7/20/35 (b)(e)(f)	11,745,000	11,723,695
Allegro CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.400% 6.8174% 7/20/34 (b)(e)(f)	9,447,000	9,399,075
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/28	8,410,000	8,367,623
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)	261,000	258,079
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)	595,000	587,744
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (b)	611,000	606,093
Class XS, 0% 10/17/52 (b)(c)(e)(p)	404,035	4
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	2,691,695	2,355,184
Class B, 4.335% 1/16/40 (b)	551,865	304,915
Ares CLO Series 2019-54A Class A, CME Term SOFR 3 Month Index + 1.580% 6.9755% 10/15/32 (b)(e)(f)	11,120,000	11,119,878
Ares LIX CLO Ltd. Series 2021-59A Class A, CME Term SOFR 3 Month Index + 1.290% 6.6698% 4/25/34 (b)(e)(f)	15,787,000	15,657,089
Ares LV CLO Ltd. Series 2021-55A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7855% 7/15/34 (b)(e)(f)	12,053,000	12,022,976
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.7239% 1/15/35 (b)(e)(f)	16,982,000	16,844,106
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, CME Term SOFR 3 Month Index + 1.330% 6.7255% 4/15/34 (b)(e)(f)	27,261,000	27,084,594
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, CME Term SOFR 3 Month Index + 1.510% 6.9144% 4/17/33 (b)(e)(f)	8,452,000	8,429,509
Babson CLO Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.8055% 10/15/36 (b)(e)(f)	8,291,000	8,256,833
Bank of America Credit Card Master Trust Series 2023-A1 Class A1, 4.79% 5/15/28	15,300,000	15,200,418
Barings CLO Ltd.:
Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.280% 6.6598% 4/25/34 (b)(e)(f)	14,004,000	13,909,179
Series 2021-4A Class A, CME Term SOFR 3 Month Index + 1.480% 6.8974% 1/20/32 (b)(e)(f)	15,650,000	15,649,953
BBCMS Mortgage Trust Series 2023 C19 Class C, 6.5976% 4/15/56 (e)	655,000	553,275
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.7028% 1/17/35 (b)(e)(f)	17,449,000	17,331,882
BETHP Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7855% 1/15/35 (b)(e)(f)	12,522,000	12,483,683
Blackbird Capital Aircraft:
Series 2016-1A Class A, 4.213% 12/16/41 (b)	8,219,864	7,568,604
Series 2021-1A Class A, 2.443% 7/15/46 (b)	13,568,268	11,566,949
Bristol Park CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.6455% 4/15/29 (b)(e)(f)	10,884,669	10,869,398
Capital One Multi-Asset Execution Trust Series 2023-A1 Class A, 4.42% 5/15/28	1,500,000	1,475,824
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	7,556,000	7,687,956
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	7,650,842	6,694,737
Class B, 5.095% 4/15/39 (b)	4,356,038	2,820,665
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	3,833,717	3,494,984
Series 2021-1A Class A, 3.474% 1/15/46 (b)	2,231,733	2,048,240
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.7774% 10/20/32 (b)(e)(f)	10,997,000	10,943,412
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.7358% 4/20/35 (b)(e)(f)	16,187,000	16,038,096
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7698% 10/25/34 (b)(e)(f)	7,745,000	7,698,545
Cedar Funding Xvii Clo Ltd. Series 2023-17A Class A, CME Term SOFR 3 Month Index + 1.850% 7.2758% 7/20/36 (b)(e)(f)	11,696,000	11,716,667
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 Month Index + 1.310% 6.7274% 4/20/34 (b)(e)(f)	11,637,000	11,513,054
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, CME Term SOFR 3 Month Index + 1.430% 6.8474% 10/20/34 (b)(e)(f)	12,599,000	12,469,772
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	5,549,397	5,340,126
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/35 (b)	5,415,034	5,437,250
Citi Mortgage Loan Trust Series 2007-1 Class 1A, CME Term SOFR 1 Month Index + 1.460% 6.8074% 10/25/37 (b)(e)(f)	32,683	32,659
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, CME Term SOFR 3 Month Index + 1.460% 6.8774% 4/20/34 (b)(e)(f)	24,335,000	24,115,985
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.700% 7.0985% 7/24/34 (b)(e)(f)	17,433,000	17,401,830
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, CME Term SOFR 3 Month Index + 1.570% 6.9874% 1/20/34 (b)(e)(f)	20,650,000	20,544,437
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 8.9627% (b)(c)(d)(e)(f)	209,686	0
Daimler Trucks Retail Trust 20 Series 2023-1 Class A2, 6.03% 9/15/25	17,787,000	17,811,461
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	10,064,958	9,289,090
DigitalBridge Issuer, LLC / DigitalBridge Co.-Issuer, LLC Series 2021-1A Class A2, 3.933% 9/25/51 (b)	557,000	512,850
Discover Card Execution Note Trust Series 2023 A1 Class A, 4.31% 3/15/28 (p)	5,100,000	5,005,917
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (b)	4,421,000	4,427,740
Class A3, 5.64% 2/22/28 (b)	3,359,000	3,358,495
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.7158% 4/20/35 (b)(e)(f)	9,084,000	8,994,732
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.8274% 10/20/34 (b)(e)(f)	22,812,000	22,759,350
Series 2021-83A Class A, CME Term SOFR 3 Month Index + 1.480% 6.8767% 1/18/32 (b)(e)(f)	11,752,000	11,743,339
Dryden Senior Loan Fund:
Series 2020-78A Class A, CME Term SOFR 3 Month Index + 1.440% 6.8444% 4/17/33 (b)(e)(f)	8,700,000	8,663,208
Series 2021-85A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.8055% 10/15/35 (b)(e)(f)	11,160,000	11,108,396
Series 2021-90A Class A1A, CME Term SOFR 3 Month Index + 1.390% 6.7587% 2/20/35 (b)(e)(f)	6,539,000	6,499,079
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.7555% 4/15/31 (b)(e)(f)	6,808,000	6,784,540
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.8055% 1/15/35 (b)(e)(f)	15,072,000	15,048,262
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, CME Term SOFR 3 Month Index + 1.510% 6.9055% 1/15/34 (b)(e)(f)	3,200,000	3,192,682
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	12,103,000	12,253,256
FirstKey Homes Trust:
Series 2020-SFR1 Class F2, 4.284% 8/17/37 (b)	420,000	392,744
Series 2021-SFR1 Class F1, 3.238% 8/17/38 (b)	265,000	226,473
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 6.7684% 7/19/34 (b)(e)(f)	8,589,000	8,540,464
Class AR, CME Term SOFR 3 Month Index + 1.340% 6.7318% 11/16/34 (b)(e)(f)	12,500,000	12,463,225
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, CME Term SOFR 3 Month Index + 1.560% 6.9287% 11/20/33 (b)(e)(f)	19,341,000	19,306,109
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/33 (b)	4,700,000	4,334,569
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (b)	4,100,000	4,044,932
GM Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	4,053,561	4,045,039
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	7,011,000	7,045,898
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	3,421,000	3,411,767
Home Partners of America Trust:
Series 2019-2 Class F, 3.866% 10/19/39 (b)	490,126	414,076
Series 2021-2 Class G, 4.505% 12/17/26 (b)	2,243,268	1,900,623
Series 2021-3 Class F, 4.242% 1/17/41 (b)	327,472	269,739
Honda Auto Receivables Series 2023-2 Class A3, 4.93% 11/15/27	7,247,000	7,193,408
Honda Auto Receivables 2023-3 Series 2023-3 Class A3, 5.41% 2/18/28	4,000,000	4,011,463
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	4,512,705	3,826,738
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	4,068,997	3,555,481
Invesco CLO Ltd. Series 2021-3A Class A, CME Term SOFR 3 Month Index + 1.390% 6.8035% 10/22/34 (b)(e)(f)	8,865,000	8,824,487
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.7239% 4/15/35 (b)(e)(f)	21,121,000	20,899,546
Lucali CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.470% 6.8655% 1/15/33 (b)(e)(f)	7,620,000	7,619,832
Madison Park Funding Series 2020-19A Class A1R2, CME Term SOFR 3 Month Index + 1.180% 6.5935% 1/22/28 (b)(e)(f)	6,948,913	6,928,066
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7984% 4/19/34 (b)(e)(f)	16,420,000	16,277,589
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, CME Term SOFR 3 Month Index + 1.360% 6.7735% 1/22/35 (b)(e)(f)	17,793,000	17,642,293
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.7755% 7/15/34 (b)(e)(f)	8,675,000	8,605,062
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, CME Term SOFR 3 Month Index + 1.460% 6.8735% 1/22/31 (b)(e)(f)	3,536,000	3,500,626
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 7.2119% 4/22/36 (b)(e)(f)	7,863,000	7,880,291
Magnetite CLO Ltd. Series 2021-27A Class AR, CME Term SOFR 3 Month Index + 1.400% 6.8174% 10/20/34 (b)(e)(f)	2,957,000	2,953,591
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7698% 10/25/34 (b)(e)(f)	15,155,000	15,102,958
Magnetite XXI Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.6974% 4/20/34 (b)(e)(f)	11,245,000	11,149,789
Magnetite XXIII, Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7698% 1/25/35 (b)(e)(f)	10,754,000	10,702,316
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, CME Term SOFR 3 Month Index + 1.250% 6.6455% 1/15/34 (b)(e)(f)	14,050,000	13,987,801
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/36 (b)	7,600,000	7,626,811
Milos CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.7474% 10/20/30 (b)(e)(f)	16,840,679	16,839,787
Park Place Securities, Inc. Series 2005-WCH1 Class M4, CME Term SOFR 1 Month Index + 1.350% 6.7024% 1/25/36 (e)(f)	100,810	98,658
Peace Park CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.8074% 10/20/34 (b)(e)(f)	12,426,000	12,356,365
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (b)	20,116,250	19,440,807
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	9,416,138	7,978,905
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	10,395,690	9,437,925
Class A2II, 4.008% 12/5/51 (b)	9,289,535	7,608,269
Progress Residential:
Series 2022-SFR3 Class F, 6.6% 4/17/39 (b)	800,000	744,641
Series 2022-SFR4 Class E1, 6.121% 5/17/41 (b)	797,000	731,706
Series 2022-SFR5:
Class E1, 6.618% 6/17/39 (b)	519,000	498,531
Class E2, 6.863% 6/17/39 (b)	870,000	832,013
Progress Residential Trust:
Series 2019-SFR3:
Class F, 3.867% 9/17/36 (b)	315,000	305,705
Class G, 4.116% 9/17/36 (b)	263,000	254,372
Series 2019-SFR4 Class F, 3.684% 10/17/36 (b)	1,082,000	1,043,013
Series 2021-SFR2 Class H, 4.998% 4/19/38 (b)	401,000	360,270
Series 2021-SFR6:
Class F, 3.422% 7/17/38 (b)	315,000	273,956
Class G, 4.003% 7/17/38 (b)	168,000	145,536
Series 2021-SFR8:
Class F, 3.181% 10/17/38 (b)	203,000	173,730
Class G, 4.005% 10/17/38 (b)	1,347,000	1,147,840
Series 2022-SFR2 Class E2, 4.8% 4/17/27 (b)	688,000	617,677
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	7,893,859	6,552,140
Prpm 2023-Rcf2 LLC Series 2023-RCF2 Class A1, 4% 11/25/53 (b)	4,500,000	4,194,684
Retained Vantage Data Ctrs Iss Series 2023-2A Class A2, 5.05% 9/15/48 (b)	945,000	835,706
Rockland Park CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.380% 6.7974% 4/20/34 (b)(e)(f)	15,987,000	15,879,535
RR 7 Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.7339% 1/15/37 (b)(e)(f)	17,526,000	17,401,513
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	8,439,223	7,194,606
Class B, 4.335% 3/15/40 (b)	971,048	694,338
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	12,474,000	12,008,230
1.884% 7/15/50 (b)	4,985,000	4,559,230
2.328% 7/15/52 (b)	3,812,000	3,289,598
Sfs Auto Receivables Securitiz Series 2023-1A Class A2A, 5.89% 3/22/27 (b)	5,938,929	5,938,369
Starwood Mortgage Residential Trust Series 2022-SFR3 Class F, CME Term SOFR 1 Month Index + 4.500% 9.8229% 5/17/24 (b)(e)(f)	1,616,000	1,567,329
Stratus CLO, Ltd. Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.750% 7.1658% 7/20/30 (b)(e)(f)	2,227,748	2,227,886
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.7319% 4/23/35 (b)(e)(f)	18,277,000	18,072,042
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, CME Term SOFR 3 Month Index + 1.220% 6.6155% 4/16/31 (b)(e)(f)	7,365,182	7,322,472
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.7155% 7/15/32 (b)(e)(f)	1,661,000	1,655,833
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, CME Term SOFR 3 Month Index + 1.240% 6.6384% 4/19/34 (b)(e)(f)	14,155,000	14,017,045
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.7574% 4/20/33 (b)(e)(f)	26,688,000	26,594,539
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, CME Term SOFR 3 Month Index + 4.760% 10.1543% (b)(c)(d)(e)(f)	441,701	0
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.3174% 9/25/34 (e)(f)	7,168	6,924
Tesla Auto Lease Trust 2023-B Series 2023-B:
Class A2, 6.02% 9/22/25 (b)	14,224,000	14,241,824
Class A3, 6.13% 9/21/26 (b)	9,400,000	9,432,805
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	8,091,000	8,080,423
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (b)	3,788,471	3,476,043
Series 2018-A Class A, 4.147% 9/15/38 (b)(e)	8,427,925	7,248,774
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	12,480,490	10,515,187
Toyota Lease Owner Trust Series 2023 A:
Class A2, 5.3% 8/20/25 (b)	6,300,802	6,283,314
Class A3, 4.93% 4/20/26 (b)	8,086,000	8,025,214
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, CME Term SOFR 3 Month Index + 0.820% 6.244% 4/6/42 (b)(e)(f)	934,000	657,885
Tricon American Homes:
Series 2019-SFR1 Class F, 3.745% 3/17/38 (b)	525,000	481,069
Series 2020-SFR1 Class F, 4.882% 7/17/38 (b)	151,000	141,378
Tricon Residential Series 2022-SFR1:
Class E1, 5.344% 4/17/39 (b)	1,081,000	996,969
Class E2, 5.739% 4/17/39 (b)	1,344,000	1,240,986
Tricon Residential 2023-Sfr1 T Series 2023-SFR1 Class E, 7.977% 7/17/40 (b)	270,000	270,365
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/38 (b)	168,000	147,040
Verizon Master Trust:
Series 2021-1 Class A, 0.5% 5/20/27	5,400,000	5,268,102
Series 2023 2 Class A, 4.89% 4/13/28	4,300,000	4,261,490
Voya Clo 2023-1 Ltd. Series 2023-1A Class A1, CME Term SOFR 3 Month Index + 1.800% 1.8% 1/20/37 (b)(e)(f)(i)	14,644,000	14,639,006
Voya CLO Ltd. Series 2019-2A Class A, CME Term SOFR 3 Month Index + 1.530% 6.9474% 7/20/32 (b)(e)(f)	13,214,000	13,213,366
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.8184% 7/19/34 (b)(e)(f)	8,182,000	8,130,077
Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.8274% 10/20/34 (b)(e)(f)	16,805,000	16,722,924
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 6.8055% 7/16/34 (b)(e)(f)	17,432,000	17,357,583
Wheels Fleet Lease Funding 1 L Series 2023-2A Class A, 6.46% 8/18/38 (b)	14,700,000	14,810,635
Willis Engine Structured Trust Vi Series 2023-A Class A, 8% 10/15/48 (b)	7,600,000	7,558,656
World Omni Auto Receivables Trust:
Series 2023 B:
Class A2A, 5.25% 11/16/26	4,310,801	4,297,610
Class A3, 4.66% 5/15/28	8,561,000	8,446,616
Series 2023-C Class A3, 5.15% 11/15/28	4,203,000	4,193,436
TOTAL ASSET-BACKED SECURITIES (Cost $1,373,133,802)		1,341,580,154

Collateralized Mortgage Obligations - 2.0%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.2%
Ajax Mortgage Loan Trust sequential payer Series 2021-E Class A1, 1.74% 12/25/60 (b)	4,171,845	3,401,470
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(e)	2,351,525	2,267,343
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	3,912,532	3,724,006
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(e)	48,186	47,404
COMM Mortgage Trust Series 2015-LC19 Class C, 4.3535% 2/10/48 (e)	833,000	745,617
Countrywide Home Loans, Inc. Series 2003-R1 Class 2B4, 3.3614% 2/25/43 (b)(e)	1,657	188
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 4.0386% 5/27/37 (b)(e)(f)	317,589	304,564
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (b)(c)(e)(f)	87,210	9
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (b)	14,842,615	13,270,095
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	2,324,257	2,131,676
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	2,120,610	1,885,269
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	2,308,181	2,188,351
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/50 (b)	1,701,273	1,599,240
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 6.546% 7/20/34 (e)(f)	1,423	1,258
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, CME Term SOFR 1 Month Index + 0.750% 6.0974% 9/25/43 (e)(f)	692,033	646,983
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	11,229,354	10,125,846
TOTAL PRIVATE SPONSOR		42,339,319
U.S. Government Agency - 1.8%
Fannie Mae:
floater:
Series 2002-18 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2426% 2/25/32 (e)(f)	2,269	2,261
Series 2002-39 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4396% 3/18/32 (e)(f)	4,244	4,253
Series 2002-60 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4426% 4/25/32 (e)(f)	4,754	4,763
Series 2002-63 Class FN, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4426% 10/25/32 (e)(f)	5,768	5,779
Series 2002-7 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.860% 6.1926% 1/25/32 (e)(f)	2,134	2,124
Series 2003-118 Class S, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6574% 12/25/33 (e)(p)(q)	84,846	11,400
Series 2006-104 Class GI, 6.560% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2374% 11/25/36 (e)(p)(q)	60,757	5,052
planned amortization class:
Series 1996-28 Class PK, 6.5% 7/25/25	243	242
Series 1999-17 Class PG, 6% 4/25/29	21,027	21,244
Series 1999-32 Class PL, 6% 7/25/29	26,722	26,881
Series 1999-33 Class PK, 6% 7/25/29	19,185	19,314
Series 2001-52 Class YZ, 6.5% 10/25/31	3,190	3,248
Series 2005-102 Class CO 11/25/35 (r)	13,404	11,299
Series 2005-73 Class SA, 17.500% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 3.3993% 8/25/35 (e)(f)(q)	2,852	2,847
Series 2005-81 Class PC, 5.5% 9/25/35	42,026	42,547
Series 2006-12 Class BO 10/25/35 (r)	60,712	52,041
Series 2006-15 Class OP 3/25/36 (r)	81,476	67,941
Series 2006-37 Class OW 5/25/36 (r)	8,435	6,520
Series 2006-45 Class OP 6/25/36 (r)	25,559	20,085
Series 2006-62 Class KP 4/25/36 (r)	40,156	32,485
Series 2012-134 Class MX, 3.5% 5/25/42	340,619	327,345
Series 2012-149:
Class DA, 1.75% 1/25/43	749,621	677,103
Class GA, 1.75% 6/25/42	844,434	755,692
Series 2017-22 Class ED, 3.5% 6/25/44	373,909	363,885
Series 2021-45 Class DA, 3% 7/25/51	3,160,615	2,715,179
Series 2021-69 Class JK, 1.5% 10/25/51	1,870,811	1,497,750
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	3,936	3,975
Series 1999-25 Class Z, 6% 6/25/29	21,681	21,562
Series 2001-20 Class Z, 6% 5/25/31	25,315	25,534
Series 2001-31 Class ZC, 6.5% 7/25/31	12,010	12,060
Series 2002-16 Class ZD, 6.5% 4/25/32	10,511	10,716
Series 2002-74 Class SV, 7.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.1074% 11/25/32 (e)(p)(q)	16,926	409
Series 2012-67 Class AI, 4.5% 7/25/27 (p)	32,944	702
Series 2016-104 Class B, 4% 12/25/44	697,152	675,068
Series 2016-99 Class KA, 4% 11/25/42	865,399	844,843
Series 2020-101 Class BA, 1.5% 9/25/45	2,874,096	2,401,618
Series 2020-43 Class MA, 2% 1/25/45	4,721,995	4,143,595
Series 2020-49 Class JA, 2% 8/25/44	1,642,051	1,451,473
Series 2020-80 Class BA, 1.5% 3/25/45	3,918,549	3,295,024
Series 2021-68 Class A, 2% 7/25/49	3,333,459	2,563,310
Series 2021-85 Class L, 2.5% 8/25/48	1,819,692	1,556,934
Series 2021-95:
Class 0, 2.5% 9/25/48	5,515,584	4,703,596
Class BA, 2.5% 6/25/49	8,398,885	7,161,305
Series 2021-96 Class HA, 2.5% 2/25/50	2,951,261	2,482,873
Series 2022-1 Class KA, 3% 5/25/48	1,828,220	1,617,052
Series 2022-11 Class B, 3% 6/25/49	2,286,901	2,050,719
Series 2022-13:
Class HA, 3% 8/25/46	1,934,924	1,767,116
Class JA, 3% 5/25/48	3,580,225	3,184,460
Series 2022-15 Class GC, 3% 1/25/47	2,876,084	2,590,114
Series 2022-17 Class BH, 3% 5/25/47	3,189,559	2,876,824
Series 2022-25 Class AB, 4% 9/25/47	3,076,931	2,909,902
Series 2022-3:
Class D, 2% 2/25/48	8,333,497	7,139,638
Class N, 2% 10/25/47	21,668,691	18,060,219
Series 2022-30 Class E, 4.5% 7/25/48	4,771,687	4,550,345
Series 2022-35 Class CK, 4% 3/25/47	6,698,881	6,275,184
Series 2022-4 Class B, 2.5% 5/25/49	2,166,403	1,851,735
Series 2022-49 Class TC, 4% 12/25/48	1,539,311	1,463,343
Series 2022-5:
Class 0, 2.5% 6/25/48	2,292,927	1,971,088
Class DA, 2.25% 11/25/47	6,776,680	5,804,424
Series 2022-69 Class AB, 4.5% 1/25/44	5,746,777	5,491,896
Series 2022-7:
Class A, 3% 5/25/48	2,606,866	2,305,967
Class E, 2.5% 11/25/47	8,279,821	7,228,900
Series 2022-9 Class BA, 3% 5/25/48	2,612,391	2,322,534
Series 06-116 Class SG, 6.520% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1974% 12/25/36 (e)(p)(q)	40,064	3,568
Series 07-40 Class SE, 6.320% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.9974% 5/25/37 (e)(p)(q)	21,623	2,204
Series 2003-21 Class SK, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6574% 3/25/33 (e)(p)(q)	5,207	505
Series 2005-72 Class ZC, 5.5% 8/25/35	336,362	334,634
Series 2005-79 Class ZC, 5.9% 9/25/35	260,796	260,837
Series 2007-57 Class SA, 40.600% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 7.9646% 6/25/37 (e)(f)(q)	17,729	20,879
Series 2007-66:
Class SA, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.9446% 7/25/37 (e)(f)(q)	27,016	31,908
Class SB, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.9446% 7/25/37 (e)(f)(q)	6,918	7,468
Series 2010-135 Class ZA, 4.5% 12/25/40	516,573	502,444
Series 2010-139 Class NI, 4.5% 2/25/40 (p)	13,080	120
Series 2010-150 Class ZC, 4.75% 1/25/41	893,698	867,269
Series 2010-95 Class ZC, 5% 9/25/40	1,913,546	1,885,931
Series 2011-39 Class ZA, 6% 11/25/32	97,750	99,425
Series 2011-4 Class PZ, 5% 2/25/41	305,363	287,918
Series 2011-67 Class AI, 4% 7/25/26 (p)	6,437	129
Series 2012-100 Class WI, 3% 9/25/27 (p)	321,967	11,707
Series 2012-9 Class SH, 6.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1074% 6/25/41 (e)(p)(q)	28,353	205
Series 2013-133 Class IB, 3% 4/25/32 (p)	90,338	1,891
Series 2013-134 Class SA, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.6074% 1/25/44 (e)(p)(q)	130,847	12,112
Series 2013-51 Class GI, 3% 10/25/32 (p)	476,542	25,743
Series 2013-N1 Class A, 6.600% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2774% 6/25/35 (e)(p)(q)	115,001	7,921
Series 2015-42 Class IL, 6% 6/25/45 (p)	775,988	129,901
Series 2015-70 Class JC, 3% 10/25/45	678,351	635,438
Series 2017-30 Class AI, 5.5% 5/25/47 (p)	467,657	79,326
Series 2020-39 Class MG, 1.5% 6/25/40	9,286,115	7,481,606
Series 2020-45:
Class JC, 1.5% 7/25/40	9,490,639	7,644,026
Class JL, 3% 7/25/40	165,339	147,030
Series 2020-59 Class MC, 1.5% 8/25/40	10,384,407	8,359,277
Series 2021-59 Class H, 2% 6/25/48	1,882,906	1,487,306
Series 2021-66:
Class DA, 2% 1/25/48	2,026,643	1,611,231
Class DM, 2% 1/25/48	2,153,740	1,712,277
Series 2022-28 Class A, 2.5% 2/25/52	7,208,386	6,520,525
Series 2023-13 Class CK, 1.5% 11/25/50	11,485,247	8,902,193
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (p)	20,833	3,291
Series 343 Class 16, 5.5% 5/25/34 (p)	19,549	3,115
Series 348 Class 14, 6.5% 8/25/34 (e)(p)	13,027	2,515
Series 351:
Class 12, 5.5% 4/25/34 (e)(p)	8,075	1,334
Class 13, 6% 3/25/34 (p)	12,155	2,193
Series 359 Class 19, 6% 7/25/35 (e)(p)	7,023	1,319
Series 384 Class 6, 5% 7/25/37 (p)	81,864	13,840
Freddie Mac:
floater:
Series 2412 Class FK, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2385% 1/15/32 (e)(f)	1,634	1,628
Series 2423 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3385% 3/15/32 (e)(f)	2,574	2,571
Series 2424 Class FM, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4385% 3/15/32 (e)(f)	2,245	2,248
Series 2432:
Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3385% 6/15/31 (e)(f)	4,017	4,013
Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3385% 3/15/32 (e)(f)	1,428	1,426
planned amortization class:
Series 2012-4019 Class HT, 5% 8/15/40	137,374	136,672
Series 2017-4744 Class JA, 3% 9/15/47	685,562	605,712
Series 2021-5141 Class JM, 1.5% 4/25/51	1,370,557	1,091,680
Series 2021-5148:
Class AD, 1.5% 10/25/51	1,841,832	1,476,413
Class PC, 1.5% 10/25/51	1,830,391	1,449,473
Series 2022-5214 Class CG, 3.5% 4/25/52	2,638,658	2,413,664
Series 2022-5220 Class PK, 3.5% 1/25/51	3,631,209	3,340,548
Series 2095 Class PE, 6% 11/15/28	26,767	27,015
Series 2101 Class PD, 6% 11/15/28	2,396	2,415
Series 2121 Class MG, 6% 2/15/29	11,115	11,198
Series 2131 Class BG, 6% 3/15/29	80,538	81,173
Series 2137 Class PG, 6% 3/15/29	12,638	12,736
Series 2154 Class PT, 6% 5/15/29	20,695	20,859
Series 2162 Class PH, 6% 6/15/29	4,052	4,076
Series 2520 Class BE, 6% 11/15/32	41,765	42,635
Series 2693 Class MD, 5.5% 10/15/33	383,687	382,123
Series 2802 Class OB, 6% 5/15/34	28,675	28,982
Series 3002 Class NE, 5% 7/15/35	95,394	94,818
Series 3110 Class OP 9/15/35 (r)	19,030	17,723
Series 3119 Class PO 2/15/36 (r)	97,075	76,795
Series 3121 Class KO 3/15/36 (r)	14,953	12,238
Series 3123 Class LO 3/15/36 (r)	54,871	43,794
Series 3145 Class GO 4/15/36 (r)	56,909	45,791
Series 3189 Class PD, 6% 7/15/36	86,864	89,128
Series 3225 Class EO 10/15/36 (r)	28,829	22,510
Series 3258 Class PM, 5.5% 12/15/36	32,963	33,444
Series 3415 Class PC, 5% 12/15/37	40,719	40,194
Series 3806 Class UP, 4.5% 2/15/41	197,481	191,315
Series 3832 Class PE, 5% 3/15/41	384,049	380,505
Series 4135 Class AB, 1.75% 6/15/42	639,349	574,016
sequential payer:
Series 2014-4422 Class LA, 4.5% 3/15/43	113,168	112,343
Series 2015-4516 Class A, 4% 8/15/41	388,516	382,284
Series 2020-4993 Class LA, 2% 8/25/44	4,512,925	3,999,413
Series 2020-5018:
Class LC, 3% 10/25/40	1,110,427	984,013
Class LY, 3% 10/25/40	842,684	746,971
Series 2020-5058 Class BE, 3% 11/25/50	3,979,265	3,374,319
Series 2020-5066 Class A, 1.5% 11/25/44	1,294,071	1,086,301
Series 2021-5115 Class A, 2% 3/25/40	4,517,940	3,875,998
Series 2021-5139 Class JC, 2% 8/25/40	4,308,389	3,643,208
Series 2021-5147 Class WN, 2% 1/25/40	4,676,763	3,977,801
Series 2021-5169 Class TP, 2.5% 6/25/49	1,710,587	1,444,497
Series 2021-5175 Class CB, 2.5% 4/25/50	10,526,736	8,860,743
Series 2021-5178:
Class CT, 2% 11/25/40	4,719,186	3,960,589
Class TP, 2.5% 4/25/49	4,084,659	3,482,609
Series 2021-5180 Class KA, 2.5% 10/25/47	2,137,953	1,863,660
Series 2022-5189:
Class DA, 2.5% 5/25/49	1,388,952	1,182,550
Class TP, 2.5% 5/25/49	2,831,071	2,410,038
Series 2022-5190:
Class BA, 2.5% 11/25/47	1,340,204	1,153,367
Class CA, 2.5% 5/25/49	2,370,980	2,017,034
Series 2022-5191 Class CA, 2.5% 4/25/50	2,523,297	2,126,528
Series 2022-5197:
Class A, 2.5% 6/25/49	2,370,984	2,018,038
Class DA, 2.5% 11/25/47	1,017,759	876,246
Series 2022-5198 Class BA, 2.5% 11/25/47	4,508,968	3,924,292
Series 2022-5200:
Class C, 3% 5/25/48	5,881,436	5,280,809
Class LA, 3% 10/25/48	4,889,111	4,356,345
Series 2022-5202:
Class AG, 3% 1/25/49	1,334,882	1,184,201
Class BC, 3% 5/25/48	5,654,985	5,032,799
Class LB, 2.5% 10/25/47	1,086,716	933,509
Class UA, 3% 4/25/50	2,076,745	1,821,994
Series 2022-5210 Class TA, 3.5% 11/25/46	1,842,822	1,683,893
Series 2135 Class JE, 6% 3/15/29	4,267	4,343
Series 2274 Class ZM, 6.5% 1/15/31	7,929	7,963
Series 2281 Class ZB, 6% 3/15/30	14,859	14,975
Series 2303 Class ZV, 6% 4/15/31	8,590	8,673
Series 2357 Class ZB, 6.5% 9/15/31	65,769	66,725
Series 2502 Class ZC, 6% 9/15/32	16,285	16,626
Series 2519 Class ZD, 5.5% 11/15/32	24,574	24,811
Series 2998 Class LY, 5.5% 7/15/25	4,288	4,273
Series 3871 Class KB, 5.5% 6/15/41	609,367	622,973
Series 06-3115 Class SM, 6.480% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1615% 2/15/36 (e)(p)(q)	30,118	2,403
Series 2013-4281 Class AI, 4% 12/15/28 (p)	29,234	276
Series 2017-4683 Class LM, 3% 5/15/47	1,054,881	989,758
Series 2020-5000 Class BA, 2% 4/25/45	5,312,746	4,641,368
Series 2020-5041:
Class LA, 1.5% 11/25/40	10,771,820	8,707,835
Class LB, 3% 11/25/40	1,890,623	1,674,774
Series 2020-5046 Class PT, 1.5% 11/25/40	8,171,160	6,599,819
Series 2021-5083 Class VA, 1% 8/15/38	5,550,945	5,134,738
Series 2021-5176 Class AG, 2% 1/25/47	7,948,742	6,611,358
Series 2021-5182 Class A, 2.5% 10/25/48	13,858,204	11,779,346
Series 2022-5210 Class AB, 3% 1/25/42	3,127,233	2,827,277
Series 2022-5213 Class AH, 2.25% 4/25/37	4,955,418	4,514,303
Series 2022-5236 Class P, 5% 4/25/48	2,271,155	2,234,671
Series 2022-5266 Class CD, 4.5% 10/25/44	5,296,591	5,146,298
Series 2933 Class ZM, 5.75% 2/15/35	533,104	541,625
Series 2935 Class ZK, 5.5% 2/15/35	407,857	413,389
Series 2947 Class XZ, 6% 3/15/35	174,672	178,593
Series 2996 Class ZD, 5.5% 6/15/35	370,412	373,183
Series 3237 Class C, 5.5% 11/15/36	454,219	455,198
Series 3244 Class SG, 6.540% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2215% 11/15/36 (e)(p)(q)	124,371	10,489
Series 3336 Class LI, 6.460% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1415% 6/15/37 (e)(p)(q)	80,263	8,104
Series 3949 Class MK, 4.5% 10/15/34	67,775	66,558
Series 4055 Class BI, 3.5% 5/15/31 (p)	68,037	992
Series 4149 Class IO, 3% 1/15/33 (p)	257,462	19,441
Series 4314 Class AI, 5% 3/15/34 (p)	17,033	370
Series 4427 Class LI, 3.5% 2/15/34 (p)	360,479	19,245
Series 4471 Class PA 4% 12/15/40	283,144	274,791
target amortization class:
Series 2007-3366 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 5.6885% 5/15/37 (e)(f)	105,134	102,280
Series 2156 Class TC, 6.25% 5/15/29	6,985	6,990
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3385% 2/15/24 (e)(f)	31	31
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	9,034	9,094
Series 2056 Class Z, 6% 5/15/28	20,866	21,045
Freddie Mac Multi-family Structured pass-thru certificates:
planned amortization class Series 20XX-5165 Class PC, 1.5% 11/25/51	2,343,673	1,886,745
sequential payer:
Series 2021-5159:
Class EA, 2.5% 8/25/48	1,681,662	1,422,045
Class GC, 2% 11/25/47	1,713,100	1,455,443
Series 2021-5164 Class M, 2.5% 7/25/48	1,716,813	1,452,254
Series 4386 Class AZ, 4.5% 11/15/40	951,709	910,093
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.570% - CME Term SOFR 1 Month Index 1.246% 6/16/37 (e)(p)(q)	52,648	4,801
Series 2010-H03 Class FA, CME Term SOFR 1 Month Index + 0.660% 5.9905% 3/20/60 (e)(f)(s)	402,768	401,329
Series 2010-H17 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7705% 7/20/60 (e)(f)(s)	96,938	96,306
Series 2010-H18 Class AF, CME Term SOFR 1 Month Index + 0.410% 5.7386% 9/20/60 (e)(f)(s)	91,114	90,415
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.7386% 8/20/60 (e)(f)(s)	78,488	77,898
Series 2010-H27 Class FA, CME Term SOFR 1 Month Index + 0.380% 5.8186% 12/20/60 (e)(f)(s)	223,621	222,343
Series 2011-H05 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 12/20/60 (e)(f)(s)	171,993	171,302
Series 2011-H07 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 2/20/61 (e)(f)(s)	150,426	149,697
Series 2011-H12 Class FA, CME Term SOFR 1 Month Index + 0.600% 5.9286% 2/20/61 (e)(f)(s)	228,251	227,120
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 4/20/61 (e)(f)(s)	184,517	183,763
Series 2011-H14:
Class FB, CME Term SOFR 1 Month Index + 0.610% 5.9386% 5/20/61 (e)(f)(s)	281,423	280,500
Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9386% 5/20/61 (e)(f)(s)	203,808	203,016
Series 2011-H17 Class FA, CME Term SOFR 1 Month Index + 0.640% 5.9686% 6/20/61 (e)(f)(s)	219,579	218,782
Series 2011-H21 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0386% 10/20/61 (e)(f)(s)	422,492	421,318
Series 2012-H01 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1386% 11/20/61 (e)(f)(s)	250,407	249,985
Series 2012-H03 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1386% 1/20/62 (e)(f)(s)	122,305	122,078
Series 2012-H06 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0686% 1/20/62 (e)(f)(s)	223,842	223,173
Series 2012-H07 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0686% 3/20/62 (e)(f)(s)	119,885	119,449
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 4.8706% 5/20/61 (e)(f)(s)	6,276	6,216
Series 2012-H23 Class WA, CME Term SOFR 1 Month Index + 0.630% 5.9586% 10/20/62 (e)(f)(s)	104,918	104,452
Series 2013-H07 Class BA, CME Term SOFR 1 Month Index + 0.360% 5.7986% 3/20/63 (e)(f)(s)	184,254	182,973
Series 2014-H03 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0386% 1/20/64 (e)(f)(s)	124,911	124,538
Series 2014-H05 Class FB, CME Term SOFR 1 Month Index + 0.710% 6.0386% 12/20/63 (e)(f)(s)	419,791	418,956
Series 2014-H11 Class BA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 6/20/64 (e)(f)(s)	816,546	813,222
Series 2014-H20 Class BF, CME Term SOFR 1 Month Index + 0.610% 5.9386% 9/20/64 (e)(f)(s)	2,707,786	2,695,411
Series 2016-H20 Class FM, CME Term SOFR 1 Month Index + 0.510% 5.8386% 12/20/62 (e)(f)(s)	16,501	16,185
Series 2019-11 Class F, CME Term SOFR 1 Month Index + 0.510% 5.8456% 1/20/49 (e)(f)	2,026,574	1,986,730
Series 2019-128 Class FH, CME Term SOFR 1 Month Index + 0.610% 5.9456% 10/20/49 (e)(f)	642,486	619,989
Series 2019-23 Class NF, CME Term SOFR 1 Month Index + 0.560% 5.8956% 2/20/49 (e)(f)	1,267,167	1,230,648
planned amortization class:
Series 2011-136 Class WI, 4.5% 5/20/40 (p)	16,898	1,086
Series 2016-69 Class WA, 3% 2/20/46	678,958	611,427
Series 2017-134 Class BA, 2.5% 11/20/46	921,124	810,999
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	145,465	141,794
Series 2010-160 Class DY, 4% 12/20/40	1,512,751	1,438,595
Series 2010-170 Class B, 4% 12/20/40	334,226	317,769
Series 2017-139 Class BA, 3% 9/20/47	3,082,432	2,714,448
Series 2004-32 Class GS, 6.380% - CME Term SOFR 1 Month Index 1.056% 5/16/34 (e)(p)(q)	30,325	1,913
Series 2004-73 Class AL, 7.080% - CME Term SOFR 1 Month Index 1.756% 8/17/34 (e)(p)(q)	29,364	2,458
Series 2010-116 Class QB, 4% 9/16/40	3,357,441	3,218,185
Series 2010-H10 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7705% 5/20/60 (e)(f)(s)	257,636	256,036
Series 2011-94 Class SA, 5.980% - CME Term SOFR 1 Month Index 0.6545% 7/20/41 (e)(p)(q)	129,562	10,777
Series 2013-149 Class MA, 2.5% 5/20/40	1,000,767	956,896
Series 2014-2 Class BA, 3% 1/20/44	1,873,869	1,673,794
Series 2014-21 Class HA, 3% 2/20/44	692,171	619,533
Series 2014-25 Class HC, 3% 2/20/44	1,178,832	1,048,439
Series 2014-5 Class A, 3% 1/20/44	987,753	882,602
Series 2015-H13 Class HA, 2.5% 8/20/64 (s)	12,069	11,278
Series 2017-186 Class HK, 3% 11/16/45	1,702,433	1,519,777
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.81% 8/20/66 (e)(f)(s)	1,652,257	1,645,748
TOTAL U.S. GOVERNMENT AGENCY		359,965,554
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $411,172,740)		402,304,873

Commercial Mortgage Securities - 5.4%
	Principal Amount (a)	Value ($)
Atrium Hotel Portfolio Trust floater Series 2018-ATRM Class D, CME Term SOFR 1 Month Index + 2.590% 7.92% 6/15/35 (b)(e)(f)	172,000	163,330
BAMLL Commercial Mortgage Securities Trust:
floater:
Series 2019-RLJ Class D, CME Term SOFR 1 Month Index + 1.990% 7.32% 4/15/36 (b)(e)(f)	1,045,000	1,032,543
Series 2021-JACX Class E, CME Term SOFR 1 Month Index + 3.860% 9.1875% 9/15/38 (b)(e)(f)	627,000	498,038
Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.473% 1/15/39 (b)(e)(f)	9,488,000	9,248,645
Class B, CME Term SOFR 1 Month Index + 1.550% 6.873% 1/15/39 (b)(e)(f)	1,792,000	1,738,364
Class C, CME Term SOFR 1 Month Index + 2.150% 7.473% 1/15/39 (b)(e)(f)	1,279,000	1,233,975
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	6,400,000	5,861,339
Class ANM, 3.112% 11/5/32 (b)	7,809,000	7,017,729
Series 2015-200P Class F, 3.7157% 4/14/33 (b)(e)	455,000	400,464
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	1,753,000	1,433,386
Class CNM, 3.8425% 11/5/32 (b)(e)	725,000	534,359
BANK:
sequential payer:
Series 2017-BNK9 Class A4, 3.538% 11/15/54	7,500,000	6,905,789
Series 2018-BN14 Class A4, 4.231% 9/15/60	12,400,000	11,659,332
Series 2019-BN20 Class ASB, 2.933% 9/15/62	400,000	369,248
Series 2019-BN21 Class A5, 2.851% 10/17/52	1,355,000	1,155,754
Series 2019-BN23 Class ASB, 2.846% 12/15/52	1,100,000	1,011,094
Series 2020-BN28 Class A4, 1.844% 3/15/63	833,000	656,136
Series 2021-BN32 Class A5, 2.643% 4/15/54	356,000	292,427
Series 2021-BN33 Class A5, 2.556% 5/15/64	700,000	568,501
Series 2021-BN35 Class A5, 2.285% 6/15/64	1,052,000	834,023
Series 2022-BNK39 Class A4, 2.928% 2/15/55	920,000	758,527
Series 2022-BNK40, Class A4, 3.5066% 3/15/64 (e)	295,000	252,118
Series 2022-BNK42:
Class D, 2.5% 6/15/55 (b)	531,000	267,612
Class E, 2.5% 6/15/55 (b)	416,000	183,628
Series 2022-BNK42, Class A5, 4.493% 6/15/55 (e)	988,000	910,079
Series 2023-5YR1:
Class A2, 5.779% 4/15/56	2,700,000	2,688,692
Class A3, 6.26% 4/15/56	8,500,000	8,626,155
Series 2023-BNK45 Class C, 6.4885% 2/15/56 (e)	418,000	362,620
Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)	782,000	380,655
Series 2017-BNK8:
Class D, 2.6% 11/15/50 (b)	960,000	364,259
Class E, 2.8% 11/15/50 (b)	609,000	197,259
Series 2018-BN10 Class C, 4.163% 2/15/61 (e)	1,306,000	1,067,321
Series 2018-BN15:
Class D, 3% 11/15/61 (b)	430,000	266,553
Class E, 3% 11/15/61 (b)	430,000	234,345
Series 2020-BN25 Class C, 3.4668% 1/15/63 (e)	775,000	521,744
Series 2020-BN27 Class D, 2.5% 4/15/63 (b)	243,000	129,177
Series 2020-BN28:
Class A/S, 2.14% 3/15/63	361,000	278,208
Class E, 2.5% 3/15/63 (b)	252,000	126,028
Series 2020-BN30 Class MCDG, 3.0155% 12/15/53 (e)	2,104,000	932,760
Series 2021-BN33 Class XA, 1.167% 5/15/64 (e)(p)	6,859,325	357,177
Series 2021-BN38 Class C, 3.3246% 12/15/64 (e)	146,000	88,684
Series 2022-BNK43 Class D, 3% 8/15/55 (b)	994,000	500,564
Series 2022-BNK44:
Class A/S, 5.9368% 11/15/55 (e)	620,000	599,184
Class C, 5.9368% 11/15/55 (e)	2,056,000	1,619,084
Bank 2018-Bnk13 sequential payer Series 2018-BN13:
Class A4, 3.953% 8/15/61	2,400,000	2,229,661
Class A5, 4.217% 8/15/61	5,600,000	5,245,499
Bank 2023-Bnk46:
sequential payer Series 2023-BNK46 Class A4, 5.745% 8/15/56	1,239,000	1,248,577
Series 2023-BNK46:
Class B, 6.9992% 8/15/56 (e)	843,000	836,528
Class C, 6.9992% 8/15/56 (e)	372,000	322,726
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3 Class C, 4.352% 2/15/50 (e)	347,000	267,802
Bank of America Commercial Mortgage Trust Series 2016-UB10:
Class D, 3% 7/15/49 (b)	1,180,000	867,674
Class XA, 1.8872% 7/15/49 (e)(p)	8,711,300	257,014
BANK Trust sequential payer Series 2017-BNK5 Class A5, 3.39% 6/15/60	8,900,000	8,220,458
Bank5 2023-5Yr3 Series 2023-5YR3:
Class A/S, 7.5592% 9/15/56 (e)	500,000	513,453
Class B, 7.5592% 9/15/56 (e)	312,000	313,916
Class C, 7.5592% 9/15/56 (e)	312,000	291,577
Bank5 2023-5Yr4 Series 2023-5YR4 Class C, 7.785% 12/15/56 (e)	604,000	568,695
Barclays Commercial Mortgage Securities sequential payer Series 2021-C12 Class A5, 2.689% 11/15/54	283,000	229,100
Barclays Commercial Mortgage Securities LLC Series 2019-C5 Class D, 2.5% 11/15/52 (b)	188,000	110,494
BBCMS Series 2022-C15, Class A5, 3.662% 4/15/55	1,203,000	1,039,869
BBCMS Mortgage Trust:
sequential payer:
Series 2020-C8 Class E, 2.25% 10/15/53 (b)(c)	830,000	355,157
Series 2021-C10 Class ASB, 2.268% 7/15/54	2,000,000	1,737,030
Series 2022-C14 Class A5, 2.946% 2/15/55	1,388,000	1,138,659
Series 2022-C17 Class A5, 4.441% 9/15/55	1,426,000	1,305,221
Series 2022-C18 Class A5, 5.71% 12/15/55	1,593,000	1,600,514
Series 2023-C19 Class A5, 5.451% 4/15/56	1,016,000	998,833
Series 2016-ETC:
Class D, 3.7292% 8/14/36 (b)(e)	483,000	383,082
Class E, 3.7292% 8/14/36 (b)(e)	363,000	268,328
Series 2019-C3 Class C, 4.178% 5/15/52	273,000	203,383
Series 2020-C7:
Class A/S, 2.444% 4/15/53	128,000	99,355
Class B, 3.152% 4/15/53	481,000	351,786
Series 2022-C16:
Class A5, 4.6% 6/15/55	1,816,000	1,683,905
Class B, 4.6% 6/15/55	441,000	349,296
Series 2022-C17 Class B, 4.889% 9/15/55	588,000	481,802
Series 2022-C18, Class B, 6.3478% 12/15/55 (e)	756,000	688,030
Series 2023 C19 Class B, 6.5456% 4/15/56 (e)	478,000	441,305
BBCMS Mortgage Trust 2023-C20 sequential payer Series 2023-C20 Class A5, 5.576% 7/15/56	886,000	882,613
Bbcms Mortgage Trust 2023-C21:
sequential payer Series 2023-C21:
Class A/S, 6.5061% 9/15/56 (e)	625,000	620,065
Class A3, 6.5061% 9/15/56 (e)	1,900,000	1,931,306
Series 2023-C21 Class C, 6.5061% 9/15/56 (e)	1,252,000	1,074,446
Bbcms Mtg Trust 2023-5C23 Series 2023-5C23 Class B, 7.7032% 12/15/56 (e)	828,000	838,562
Bbcms Mtg Trust 2023-C22 sequential payer Series 2023-C22 Class C, 7.1261% 11/15/56	1,130,000	1,070,689
Benchmark 2023-B39 C Mtg Trust:
sequential payer Series 2023-B39 Class A5, 5.7536% 7/15/56	1,361,000	1,362,692
Series 2023-B39 Class C, 6.7939% 7/15/56 (e)	926,000	814,300
Benchmark 2023-V3 Mtg Trust sequential payer Series 2023-V3 Class A3, 6.3629% 7/15/56	1,400,000	1,432,266
Benchmark 2023-V4 Mtg Trust:
sequential payer Series 2023-V4 Class A3, 6.8409% 11/15/56	6,667,000	6,960,309
Series 2023-V4:
Class B, 7.4604% 11/15/56	606,000	614,425
Class C, 7.4604% 11/15/56	606,000	564,675
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	1,536,000	1,431,734
Series 2019-B14:
Class 225D, 3.4041% 12/15/62 (b)(e)	399,000	20,834
Class 225E, 3.4041% 12/15/62 (b)(c)(e)	269,000	6,637
Series 2019-B15 Class AAB, 2.859% 12/15/72	1,600,000	1,464,192
Series 2020-B20 Class E, 2% 10/15/53 (b)	588,000	264,062
Series 2020-B21 Class A5, 1.9775% 12/17/53	849,000	656,367
Series 2020-B22, Class A5, 1.973% 1/15/54	590,000	455,319
Series 2021-B29, Class A5, 2.3879% 9/15/54	1,716,000	1,356,379
Series 2022-B34 Class A5, 3.786% 4/15/55	532,000	440,224
Series 2022-B36 Class A5, 4.4699% 7/15/55	619,000	564,165
Series 2022-B37 Class A5, 5.751% 11/15/55 (e)	719,000	723,582
Series 2023-B38 Class A4, 5.5246% 4/15/56	613,000	602,496
Series 2023-C5 Class A5, 5.7653% 6/15/56	766,700	771,517
Series 2018-B6 Class D, 3.2499% 10/10/51 (b)(e)	613,000	261,486
Series 2018-B7 Class D, 3% 5/15/53 (b)(e)	351,000	218,131
Series 2019-B12 Class B, 3.5702% 8/15/52	462,000	367,231
Series 2019-B13 Class D, 2.5% 8/15/57 (b)	672,000	361,722
Series 2019-B14 Class XA, 0.8975% 12/15/62 (e)(p)	16,697,574	448,784
Series 2020-B18:
Class AGNG, 4.5348% 7/15/53 (b)(e)	1,113,000	930,494
Class D, 2.25% 7/15/53 (b)(c)	777,000	363,203
Series 2020-B21:
Class A/S, 2.2543% 12/17/53	335,000	252,266
Class D, 2% 12/17/53 (b)(c)	446,000	210,466
Series 2020-IG2:
Class C, 3.4028% 9/15/48 (b)(e)	315,000	143,522
Class D, 3.4028% 9/15/48 (b)(e)	1,503,000	426,158
Series 2020-IG3 Class 825E, 3.0763% 9/15/48 (b)(e)	789,000	564,858
Series 2021-B25:
Class 300D, 3.094% 4/15/54 (b)(e)	850,000	488,439
Class 300E, 2.9942% 4/15/54 (b)(e)	282,000	166,881
Series 2021-B27 Class XA, 1.3771% 7/15/54 (e)(p)	11,296,263	695,668
Series 2022 B37 Class B, 5.9427% 11/15/55 (e)	434,000	378,122
Series 2022-B35 Class D, 2.5% 5/15/55 (b)	949,000	398,541
Series 2022-B36:
Class A/S, 4.9505% 7/15/55	618,000	539,765
Class D, 2.5% 7/15/55 (b)	712,000	313,015
Series 2022-B37 Class C, 5.751% 11/15/55 (e)	823,000	599,655
Series 2023 B38:
Class B, 6.4528% 4/15/56 (e)	598,000	569,576
Class C, 6.4528% 4/15/56 (e)	800,000	637,296
Series 2023-V2 Class A/S, 6.5374% 5/15/55	412,000	409,446
BHP Trust floater Series 2019-BXHP Class F, CME Term SOFR 1 Month Index + 2.980% 8.308% 8/15/36 (b)(e)(f)	319,900	311,059
Bmo 2023-5C1 Mtg Trust:
sequential payer Series 2023-5C1 Class A3, 6.534% 8/15/56	3,500,000	3,592,588
Series 2023-5C1:
Class A/S, 7.355% 8/15/56 (e)	1,680,000	1,715,484
Class B, 6.96% 8/15/56 (e)	279,000	275,422
Bmo 2023-5C2 Mortgage Trust Series 2023-5C2 Class A5, 7.244% 11/15/56 (e)	1,255,000	1,288,016
Bmo 2023-C4 Mtg Trust Series 2023-C4:
Class B, 5.5916% 2/15/56 (e)	473,000	409,667
Class C, 6.0588% 2/15/56 (e)	457,000	369,982
Class D, 6.0588% 2/15/56 (b)(e)	294,000	198,433
Bmo 2023-C6 Mtg Trust:
sequential payer Series 2023-C6 Class A5, 5.9562% 9/15/56	626,000	637,060
Series 2023-C6 Class A/S, 6.5504% 9/15/56 (e)	620,000	627,625
Bmo 2023-C7 Mtg Trust Series 2023-C7 Class C, 7.3656% 12/15/26 (e)	486,000	466,785
BMO Mortgage Trust:
sequential payer Series 2022-C1 Class A5, 3.374% 2/15/55	1,650,000	1,398,563
Series 2022-C1:
Class 360D, 4.0699% 2/17/55 (b)(e)	441,000	246,065
Class 360E, 4.0699% 2/17/55 (b)(e)	546,000	292,312
Series 2022-C3 Class D, 2.5% 9/15/54 (b)	361,000	149,176
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.2209% 4/15/37 (b)(e)(f)	34,231,000	33,631,276
Class B, CME Term SOFR 1 Month Index + 2.440% 7.7699% 4/15/37 (b)(e)(f)	10,615,000	10,280,070
Class D, CME Term SOFR 1 Month Index + 3.690% 9.0179% 4/15/37 (b)(e)(f)	1,327,000	1,267,055
Braemar Hotels & Resorts Trust floater Series 2018-PRME Class E, CME Term SOFR 1 Month Index + 2.570% 7.895% 6/15/35 (b)(e)(f)	168,000	156,749
BX Commercial Mortgage Trust:
floater:
Series 2019-CALM Class E, CME Term SOFR 1 Month Index + 2.110% 7.4375% 11/15/32 (b)(e)(f)	149,800	146,763
Series 2020-VKNG:
Class E, CME Term SOFR 1 Month Index + 2.210% 7.5374% 10/15/37 (b)(e)(f)	262,500	255,480
Class F, CME Term SOFR 1 Month Index + 2.860% 8.1874% 10/15/37 (b)(e)(f)	695,100	671,961
Class G, CME Term SOFR 1 Month Index + 3.360% 8.6874% 10/15/37 (b)(e)(f)	615,300	588,541
Series 2021-MC Class G, CME Term SOFR 1 Month Index + 3.200% 8.5243% 4/15/34 (b)(e)(f)	397,500	325,280
Series 2021-PAC:
Class A, CME Term SOFR 1 Month Index + 0.800% 6.1266% 10/15/36 (b)(e)(f)	19,900,000	19,431,598
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3363% 10/15/36 (b)(e)(f)	2,565,000	2,482,089
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5361% 10/15/36 (b)(e)(f)	3,433,000	3,300,489
Class D, CME Term SOFR 1 Month Index + 1.410% 6.7358% 10/15/36 (b)(e)(f)	3,333,000	3,183,435
Class E, CME Term SOFR 1 Month Index + 2.060% 7.385% 10/15/36 (b)(e)(f)	11,589,000	11,068,974
Class G, CME Term SOFR 1 Month Index + 3.060% 8.3836% 10/15/36 (b)(e)(f)	798,000	748,655
Series 2021-VINO:
Class F, CME Term SOFR 1 Month Index + 2.910% 8.2398% 5/15/38 (b)(e)(f)	831,411	781,285
Class G, CME Term SOFR 1 Month Index + 4.060% 9.3898% 5/15/38 (b)(e)(f)	1,496,540	1,408,300
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 6.3358% 2/15/39 (b)(e)(f)	19,421,415	18,952,330
Class B, CME Term SOFR 1 Month Index + 1.310% 6.6352% 2/15/39 (b)(e)(f)	5,851,942	5,675,729
Class C, CME Term SOFR 1 Month Index + 1.560% 6.8846% 2/15/39 (b)(e)(f)	5,851,942	5,624,343
Class D, CME Term SOFR 1 Month Index + 1.960% 7.2837% 2/15/39 (b)(e)(f)	5,851,942	5,565,623
floater sequential payer Series 2019-CALM Class A, CME Term SOFR 1 Month Index + 0.990% 6.3135% 11/15/32 (b)(e)(f)	582,243	578,922
Series 2020-VIVA:
Class D, 3.667% 3/11/44 (b)(e)	2,936,000	2,336,439
Class E, 3.667% 3/11/44 (b)(e)	2,839,000	2,168,867
Bx Commercial Mortgage Trust 2:
floater:
Series 2019-IMC:
Class B, CME Term SOFR 1 Month Index + 1.340% 6.6693% 4/15/34 (b)(e)(f)	6,526,000	6,458,306
Class C, CME Term SOFR 1 Month Index + 1.640% 6.9693% 4/15/34 (b)(e)(f)	4,315,000	4,247,869
Class D, CME Term SOFR 1 Month Index + 1.940% 7.2693% 4/15/34 (b)(e)(f)	4,529,000	4,440,933
Class G, CME Term SOFR 1 Month Index + 3.640% 8.9693% 4/15/34 (b)(e)(f)	861,000	838,682
Series 2022-LP2 Class G, CME Term SOFR 1 Month Index + 4.100% 9.4287% 2/15/39 (b)(e)(f)	1,565,054	1,479,657
floater sequential payer Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3693% 4/15/34 (b)(e)(f)	8,333,000	8,268,166
BX Trust:
floater:
Series 2017-APPL Class F, PRIME RATE + 1.310% 9.944% 7/15/34 (b)(e)(f)	325,246	321,473
Series 2019-ATL Class E, CME Term SOFR 1 Month Index + 2.350% 7.6741% 10/15/36 (b)(e)(f)	546,000	508,599
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5174% 10/15/36 (b)(e)(f)	9,074,600	9,005,489
Class C, CME Term SOFR 1 Month Index + 1.360% 6.6874% 10/15/36 (b)(e)(f)	6,706,500	6,646,913
Class D, CME Term SOFR 1 Month Index + 1.560% 6.8874% 10/15/36 (b)(e)(f)	15,080,700	14,927,571
Class E, CME Term SOFR 1 Month Index + 1.910% 7.2374% 10/15/36 (b)(e)(f)	21,532,200	21,294,090
Class F, CME Term SOFR 1 Month Index + 2.110% 7.4374% 10/15/36 (b)(e)(f)	1,955,000	1,929,777
Class J, CME Term SOFR 1 Month Index + 2.760% 8.0874% 10/15/36 (b)(e)(f)	5,355,000	5,228,450
Series 2021 LBA, Class GV, CME Term SOFR 1 Month Index + 3.110% 8.4375% 2/15/36 (b)(e)(f)	646,882	597,033
Series 2021-ACNT Class G, CME Term SOFR 1 Month Index + 3.400% 8.7325% 11/15/38 (b)(e)(f)	672,000	643,552
Series 2021-BXMF Class G, CME Term SOFR 1 Month Index + 3.460% 8.787% 10/15/26 (b)(e)(f)	1,753,991	1,623,938
Series 2021-LBA:
Class FJV, CME Term SOFR 1 Month Index + 2.510% 7.8375% 2/15/36 (b)(e)(f)	534,000	499,442
Class FV, CME Term SOFR 1 Month Index + 2.510% 7.8375% 2/15/36 (b)(e)(f)	865,146	809,157
Class GJV, CME Term SOFR 1 Month Index + 3.110% 8.4375% 2/15/36 (b)(e)(f)	1,572,000	1,450,860
Series 2021-MFM1:
Class F, CME Term SOFR 1 Month Index + 3.110% 8.4375% 1/15/34 (b)(e)(f)	1,623,709	1,552,757
Class G, CME Term SOFR 1 Month Index + 4.010% 9.3375% 1/15/34 (b)(e)(f)	87,354	83,092
Series 2021-SOAR:
Class F, CME Term SOFR 1 Month Index + 2.460% 7.7875% 6/15/38 (b)(e)(f)	1,231,065	1,164,584
Class G, CME Term SOFR 1 Month Index + 2.910% 8.2375% 6/15/38 (b)(e)(f)	2,220,744	2,089,269
Class J, CME Term SOFR 1 Month Index + 3.860% 9.1875% 6/15/38 (b)(e)(f)	1,562,505	1,464,693
Series 2021-VOLT:
Class F, CME Term SOFR 1 Month Index + 2.510% 7.8374% 9/15/36 (b)(e)(f)	1,171,000	1,098,854
Class G, CME Term SOFR 1 Month Index + 2.960% 8.2874% 9/15/36 (b)(e)(f)	2,753,000	2,574,459
Series 2022-GPA:
Class A, CME Term SOFR 1 Month Index + 2.160% 7.4879% 8/15/39 (b)(e)(f)	11,532,000	11,542,833
Class D, CME Term SOFR 1 Month Index + 4.060% 9.3839% 8/15/43 (b)(e)(f)	1,441,000	1,442,353
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 6.8139% 4/15/37 (b)(e)(f)	15,480,954	15,247,910
Class B, CME Term SOFR 1 Month Index + 1.940% 7.2629% 4/15/37 (b)(e)(f)	6,968,980	6,855,333
Class C, CME Term SOFR 1 Month Index + 2.290% 7.6129% 4/15/37 (b)(e)(f)	1,572,369	1,542,783
Class D, CME Term SOFR 1 Month Index + 2.830% 8.1619% 4/15/37 (b)(e)(f)	1,316,492	1,285,117
Class F, CME Term SOFR 1 Month Index + 4.780% 10.1089% 4/15/37 (b)(e)(f)	1,804,282	1,752,486
Series 2022-LBA6:
Class C, CME Term SOFR 1 Month Index + 1.600% 6.9229% 1/15/39 (b)(e)(f)	577,000	561,796
Class E, CME Term SOFR 1 Month Index + 2.700% 8.0229% 1/15/39 (b)(e)(f)	824,000	787,816
Class F, CME Term SOFR 1 Month Index + 3.350% 8.6729% 1/15/39 (b)(e)(f)	1,160,000	1,106,513
Class G, CME Term SOFR 1 Month Index + 4.200% 9.5229% 1/15/39 (b)(e)(f)	378,000	359,387
Series 2022-VAMF Class F, CME Term SOFR 1 Month Index + 3.290% 8.6219% 1/15/39 (b)(e)(f)	443,000	408,831
Series 20XX-LBA Class DV, CME Term SOFR 1 Month Index + 1.710% 7.0375% 2/15/36 (b)(e)(f)	376,425	359,787
floater sequential payer:
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.3574% 10/15/36 (b)(e)(f)	15,366,432	15,327,414
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1075% 6/15/38 (b)(e)(f)	6,777,355	6,647,525
sequential payer Series 2019-OC11 Class A, 3.202% 12/9/41 (b)	1,771,000	1,515,149
Series 2019-OC11:
Class D, 4.0755% 12/9/41 (b)(e)	84,000	70,309
Class E, 4.0755% 12/9/41 (b)(e)	5,706,000	4,625,402
BXP Trust Series 2021-601L Class E, 2.868% 1/15/44 (b)(e)	189,000	97,975
BXSC Commercial Mortgage Trust floater Series 2022-WSS Class F, 10.652% 3/15/35 (b)(e)	1,534,000	1,493,594
CALI Mortgage Trust Series 2019-101C Class F, 4.4686% 3/10/39 (b)(e)	976,000	500,722
CAMB Commercial Mortgage Trust floater Series 2019-LIFE:
Class F, CME Term SOFR 1 Month Index + 2.590% 7.92% 12/15/37 (b)(e)(f)	100,000	96,414
Class G, CME Term SOFR 1 Month Index + 3.290% 8.62% 12/15/37 (b)(e)(f)	3,620,500	3,470,856
CD Mortgage Trust Series 2017-CD3:
Class C, 4.69% 2/10/50 (c)(e)	813,000	324,336
Class D, 3.25% 2/10/50 (b)(c)	735,000	225,290
CEDR Commercial Mortgage Trust floater Series 2022-SNAI Class F, CME Term SOFR 1 Month Index + 3.610% 8.9364% 2/15/39 (b)(e)(f)	2,211,000	1,799,658
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	17,851,842	15,735,343
CFCRE Commercial Mortgage Trust sequential payer Series 2016-C7 Class A2, 3.5853% 12/10/54	1,838,716	1,710,764
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3874% 11/15/36 (b)(e)(f)	5,780,000	5,680,744
Class B, CME Term SOFR 1 Month Index + 1.360% 6.6874% 11/15/36 (b)(e)(f)	1,600,000	1,561,682
Cgms Commercial Mortgage Trust sequential payer Series 2017-B1 Class A3, 3.197% 8/15/50	2,128,823	1,949,381
Citigroup Commercial Mortgage Series 2023-SMRT Class D, 6.0475% 10/12/40 (b)(e)	1,212,000	1,137,300
Citigroup Commercial Mortgage Trust:
sequential payer Series 2019-C7 Class A4, 3.102% 12/15/72	903,000	782,404
Series 2015-GC29 Class XA, 1.1505% 4/10/48 (e)(p)	18,037,867	181,948
Series 2015-GC33 Class XA, 1.021% 9/10/58 (e)(p)	28,660,123	351,800
Series 2016-P4 Class D, 4.0962% 7/10/49 (b)(e)	965,000	703,782
Series 2016-P6 Class XA, 0.6964% 12/10/49 (e)(p)	21,048,834	280,023
Series 2019-GC41 Class D, 3% 8/10/56 (b)	546,000	318,897
Series 2020-420K:
Class D, 3.4222% 11/10/42 (b)(e)	280,000	209,738
Class E, 3.4222% 11/10/42 (b)(e)	567,000	394,153
Series 2022-GC48 Class D, 2.5% 6/15/55 (b)	1,029,000	476,710
Citigroup Commercial Mtg Trust 2023-Prm Series 2023-PRM3 Class D, 6.5717% 7/10/28 (b)(e)	676,000	639,395
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, CME Term SOFR 1 Month Index + 3.340% 8.669% 9/15/33 (b)(e)(f)	267,000	125,548
Class G, CME Term SOFR 1 Month Index + 5.350% 10.6753% 9/15/33 (b)(e)(f)	300,000	111,065
sequential payer:
Series 2013-LC6 Class E, 3.5% 1/10/46 (b)	527,000	419,772
Series 2014-CR18 Class A5, 3.828% 7/15/47	2,605,000	2,569,010
Series 2012-CR1:
Class D, 5.3084% 5/15/45 (b)(e)	874,004	611,803
Class G, 2.462% 5/15/45 (b)(c)	80,817	1,599
Series 2012-LC4 Class C, 5.47% 12/10/44 (e)	94,000	75,602
Series 2013-LC6 Class D, 4.0958% 1/10/46 (b)(e)	334,834	306,206
Series 2014-CR15 Class D, 4.7288% 2/10/47 (b)(e)	173,000	140,362
Series 2014-CR20:
Class AM, 3.938% 11/10/47	156,000	149,923
Class XA, 1.0726% 11/10/47 (e)(p)	32,900,144	134,305
Series 2014-LC17 Class XA, 0.798% 10/10/47 (e)(p)	20,349,277	58,775
Series 2014-UBS2 Class D, 5.1175% 3/10/47 (b)(e)	542,000	429,345
Series 2014-UBS6 Class XA, 0.9675% 12/10/47 (e)(p)	38,038,603	174,833
Series 2015-3BP Class F, 3.3463% 2/10/35 (b)(e)	845,000	717,844
Series 2015-LC19:
Class B, 3.829% 2/10/48	100,000	92,103
Class D, 2.867% 2/10/48 (b)	1,230,000	1,015,376
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)	173,000	101,947
Series 2019-CD4 Class C, 4.3497% 5/10/50 (e)	739,000	525,848
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (b)	202,000	133,045
Commercial Mortgage Trust Series 2016-CD2:
Class C, 4.1104% 11/10/49 (e)	352,000	258,350
Class D, 2.8604% 11/10/49 (e)	299,000	153,224
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class E, 4.7368% 8/15/45 (b)(e)	295,184	265,813
Class F, 4.25% 8/15/45 (b)	1,110,000	846,930
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)	286,000	128,414
CPT Mortgage Trust sequential payer Series 2019-CPT:
Class E, 3.0967% 11/13/39 (b)(e)	714,000	423,328
Class F, 3.0967% 11/13/39 (b)(e)	651,000	366,577
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, CME Term SOFR 1 Month Index + 4.330% 9.6543% 6/15/34 (b)(c)(f)	636,000	242,172
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, CME Term SOFR 1 Month Index + 1.020% 6.35% 5/15/36 (b)(e)(f)	3,591,066	3,582,969
Class B, CME Term SOFR 1 Month Index + 1.270% 6.6% 5/15/36 (b)(e)(f)	9,024,548	8,992,579
Class C, CME Term SOFR 1 Month Index + 1.470% 6.8% 5/15/36 (b)(e)(f)	5,178,117	5,148,104
Class F, CME Term SOFR 1 Month Index + 2.690% 8.02% 5/15/36 (b)(e)(f)	377,062	372,243
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	3,949,090	3,607,842
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	7,384,000	7,354,703
Class B, 4.5349% 4/15/36 (b)	2,263,000	2,245,913
Class C, 4.9414% 4/15/36 (b)(e)	1,523,000	1,508,544
Class D, 4.9414% 4/15/36 (b)(e)	3,047,000	3,011,944
Series 2021-BRIT Class A, CME Term SOFR 1 Month Index + 3.570% 8.8967% 5/15/26 (b)(e)(f)	815,650	732,600
CSAIL 2018-CX12 Commercial Mortgage Trust sequential payer Series 2018-CX12 Class A3, 3.9585% 8/15/51	2,260,000	2,089,989
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.5802% 6/15/50 (b)(e)	701,000	456,184
Series 2018-CX11 Class C, 4.9877% 4/15/51 (e)	282,000	226,520
Series 2019-C16 Class C, 4.2371% 6/15/52 (e)	630,000	479,273
Series 2019-C18 Class A/S, 3.3214% 12/15/52	480,000	395,455
Csmc 2019-Uvil Series 2019-UVIL Class E, 3.3928% 12/15/41 (b)(e)	1,925,000	1,392,930
DBGS Mortgage Trust:
Series 2018-C1 Class C, 4.7974% 10/15/51 (e)	189,000	142,395
Series 2019-1735 Class F, 4.3344% 4/10/37 (b)(c)(e)	665,000	391,491
DBJPM Mortgage Trust Series 2020-C9 Class D, 2.25% 9/15/53 (b)	212,000	106,747
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.5366% 8/10/44 (b)(e)	382,796	316,572
DC Office Trust Series 2019-MTC Class E, 3.1744% 9/15/45 (b)(e)	250,000	124,354
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.6209% 8/10/49 (e)	218,000	153,640
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1385% 11/15/38 (b)(e)(f)	23,425,733	22,925,870
Class B, CME Term SOFR 1 Month Index + 1.230% 6.5577% 11/15/38 (b)(e)(f)	6,157,832	6,003,254
Class F, CME Term SOFR 1 Month Index + 2.780% 8.1045% 11/15/38 (b)(e)(f)	2,669,892	2,532,521
Class G, CME Term SOFR 1 Month Index + 3.230% 8.5535% 11/15/38 (b)(e)(f)	1,122,693	1,042,754
Class J, CME Term SOFR 1 Month Index + 3.720% 9.0524% 11/15/38 (b)(e)(f)	2,115,538	1,959,839
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.5175% 7/15/38 (b)(e)(f)	7,101,326	7,018,824
Class B, CME Term SOFR 1 Month Index + 1.490% 6.8175% 7/15/38 (b)(e)(f)	4,044,228	3,963,111
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1375% 7/15/38 (b)(e)(f)	2,981,093	2,915,576
Class D, CME Term SOFR 1 Month Index + 2.360% 7.6875% 7/15/38 (b)(e)(f)	12,999,706	12,757,185
Class F, CME Term SOFR 1 Month Index + 3.810% 9.1375% 7/15/38 (b)(e)(f)	3,822,781	3,716,477
Freddie Mac:
sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	9,646,217	9,410,457
Series 2015-K049 Class A2, 3.01% 7/25/25	1,450,000	1,399,745
Series 2020-K117 Class A2, 1.406% 8/25/30	2,700,000	2,161,228
Series 2021-K126 Class A2, 2.074% 1/25/31	13,300,000	11,017,546
Series 2021-K136 Class A2, 2.127% 11/25/31	5,600,000	4,562,007
Series 2022-150 Class A2, 3.71% 9/25/32	600,000	545,763
Series 2022-K143 Class A2, 2.35% 3/25/32	6,000,000	4,936,525
Series 2022-K149 Class A2, 3.53% 8/25/32	14,700,000	13,201,295
Series 2022-K750 Class A2, 3% 9/25/29	5,900,000	5,360,499
Series 2023-157 Class A2, 4.2% 5/25/33	6,900,000	6,492,184
Series 2023-160 Class A1, 4.68% 10/25/32	4,497,751	4,392,699
Series 2023-K-153 Class A2, 3.82% 12/25/32	6,720,000	6,151,143
Series 2023-K751 Class A2, 4.412% 3/25/30	2,300,000	2,234,254
Series 2017-K068 Class A2, 3.244% 8/25/27	9,929,000	9,383,597
Series 2022 K748 Class A2, 2.26% 1/25/29	22,550,000	19,899,935
Series K063 Class A2, 3.43% 1/25/27	800,000	766,302
Series K086 Class A2, 3.859% 11/25/28	3,898,000	3,724,859
Fs 2023-4Szn Series 2023-4SZN:
Class C, 8.1209% 11/10/39 (b)(e)	1,356,000	1,381,876
Class D, 9.0801% 11/10/39 (b)(e)	314,000	320,887
GS Mortgage Securities Corp. II Series 2010-C1:
Class B, 5.148% 8/10/43 (b)	32,497	31,958
Class X, 0.5614% 8/10/43 (b)(e)(p)	222,804	538
GS Mortgage Securities Corp. Trust floater Series 2019-70P Class F, CME Term SOFR 1 Month Index + 2.760% 8.3375% 10/15/36 (b)(e)(f)	1,717,000	1,532,373
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, CME Term SOFR 1 Month Index + 2.060% 7.3875% 9/15/31 (b)(e)(f)	8,655,572	8,565,693
Series 2018-HART Class A, CME Term SOFR 1 Month Index + 1.140% 6.473% 10/15/31 (b)(e)(f)	7,171,039	6,528,147
Series 2021-IP:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3875% 10/15/36 (b)(e)(f)	13,201,000	12,667,463
Class B, CME Term SOFR 1 Month Index + 1.260% 6.5875% 10/15/36 (b)(e)(f)	1,550,000	1,448,405
Class C, CME Term SOFR 1 Month Index + 1.660% 6.9875% 10/15/36 (b)(e)(f)	1,277,000	1,176,882
sequential payer:
Series 2017-GS6 Class A2, 3.164% 5/10/50	1,238,364	1,141,165
Series 2018-GS9 Class A4, 3.992% 3/10/51	1,900,000	1,733,938
Series 2019-GSA1 Class A4, 3.0479% 11/10/52	1,181,000	1,013,563
Series 2020-GC45 Class A5, 2.9106% 2/13/53	1,143,000	969,549
Series 2011-GC5:
Class C, 5.2985% 8/10/44 (b)(e)	505,077	350,531
Class D, 5.2985% 8/10/44 (b)(e)	342,592	100,639
Class E, 5.2985% 8/10/44 (b)(e)	424,043	42,409
Class F, 4.5% 8/10/44 (b)(c)	733,782	2,201
Series 2012-GCJ9:
Class D, 4.7543% 11/10/45 (b)(e)	872,059	782,639
Class E, 4.7543% 11/10/45 (b)(c)(e)	510,000	411,449
Series 2013-GC10 Class D, 4.6879% 2/10/46 (b)(e)	334,000	282,998
Series 2014-GC20 Class XA, 1.1459% 4/10/47 (e)(p)	28,717,885	698
Series 2015-GC34 Class XA, 1.3486% 10/10/48 (e)(p)	8,707,951	150,014
Series 2016-GS2 Class D, 2.753% 5/10/49 (b)	386,000	299,037
Series 2016-GS4 Class C, 4.0771% 11/10/49 (e)	264,000	210,749
Series 2018-GS9 Class D, 3% 3/10/51 (b)	476,000	294,974
Series 2019-GC38 Class D, 3% 2/10/52 (b)	543,000	341,241
Series 2019-GC39 Class D, 3% 5/10/52 (b)(c)	672,000	348,848
Series 2019-GC42:
Class C, 3.8166% 9/10/52 (e)	350,000	255,233
Class D, 2.8% 9/10/52 (b)	727,000	398,214
Series 2019-GS5 Class C, 4.299% 3/10/50 (c)(e)	651,000	379,819
Series 2020-GC45:
Class D, 2.85% 2/13/53 (b)	525,000	286,732
Class SWD, 3.3258% 12/13/39 (b)(e)	399,000	261,467
Series 2020-GC47 Class D, 3.5688% 5/12/53 (b)(e)	189,000	109,406
Series 2021-RENT Class G, CME Term SOFR 1 Month Index + 5.810% 11.1375% 11/21/35 (b)(c)(e)(f)	1,725,126	233,646
Gs Mtg Securities Corp. Trust 2023-Ship sequential payer Series 2023-SHIP:
Class D, 6.273% 9/10/38 (b)(e)	991,000	954,190
Class E, 7.6814% 9/10/38 (b)(e)	1,733,000	1,671,671
Hilton U.S.A. Trust Series 2016-HHV:
Class E, 4.3333% 11/5/38 (b)(e)	2,849,000	2,582,986
Class F, 4.3333% 11/5/38 (b)(e)	2,479,000	2,203,473
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (b)	314,595	274,360
Class F, 4.101% 9/17/39 (b)	78,846	68,750
Hudson Yards Mortgage Trust Series 2019-30HY Class E, 3.5579% 7/10/39 (b)(e)	483,000	358,848
IMT Trust Series 2017-APTS Class CFX, 3.6132% 6/15/34 (b)(e)	1,147,000	1,116,066
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (b)	592,000	538,396
Intown Mortgage Trust:
floater Series 2022-STAY Class E, CME Term SOFR 1 Month Index + 5.030% 10.3544% 8/15/39 (b)(e)(f)	614,000	613,229
floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8116% 8/15/39 (b)(e)(f)	17,389,000	17,421,686
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2022-NXSS Class D, CME Term SOFR 1 Month Index + 4.120% 9.4519% 9/15/39 (b)(e)(f)	934,000	934,866
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C23 Class A5, 3.9342% 9/15/47	4,252,000	4,162,520
Series 2014-C19 Class XA, 0.7169% 4/15/47 (e)(p)	1,714,125	1,409
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)	106,000	80,060
Series 2014-C26 Class D, 4.0111% 1/15/48 (b)(e)	2,126,000	1,687,622
Series 2015-C30 Class XA, 0.5625% 7/15/48 (e)(p)	21,133,874	116,384
Series 2015-C32 Class C, 4.8046% 11/15/48 (e)	1,368,000	724,865
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.515% 12/15/49 (b)(e)	696,000	437,777
JPMDB Commercial Mortgage Securities Trust:
sequential payer Series 2016-C4 Class A2, 2.8822% 12/15/49	1,908,942	1,755,525
Series 2016-C4:
Class C, 3.1696% 12/15/49 (c)(e)	343,000	223,487
Class D, 3.1696% 12/15/49 (b)(c)(e)	681,000	256,309
Series 2018-C8 Class D, 3.4174% 6/15/51 (b)(c)(e)	223,000	130,464
Series 2019-COR6 Class D, 2.5% 11/13/52 (b)	315,000	154,210
Series 2020-COR7 Class D, 1.75% 5/13/53 (b)(c)	399,000	177,519
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-MFP Class E, CME Term SOFR 1 Month Index + 2.200% 7.53% 7/15/36 (b)(e)(f)	567,000	545,490
sequential payer Series 2019-OSB:
Class A, 3.3973% 6/5/39 (b)	887,000	765,844
Class D, 3.9089% 6/5/39 (b)(e)	496,000	406,293
Series 2011-C3:
Class E, 5.7098% 2/15/46 (b)(e)	637,000	241,773
Class G, 4.409% 2/15/46 (b)(e)	202,000	21,563
Class H, 4.409% 2/15/46 (b)(e)	453,000	32,983
Series 2012-CBX:
Class E, 4.8315% 6/15/45 (b)(e)	855,131	734,215
Class F, 4% 6/15/45 (b)(c)	615,000	232,675
Class G 4% 6/15/45 (b)(c)	674,000	180,857
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (e)	584,000	390,112
Class D, 4.2992% 4/15/46 (c)(e)	907,000	395,452
Class F, 3.25% 4/15/46 (b)(e)	1,014,000	97,638
Series 2014-DSTY:
Class D, 3.9314% 6/10/27 (b)(c)(e)	516,000	1,292
Class E, 3.9314% 6/10/27 (b)(c)(e)	830,000	2,024
Series 2018-AON Class F, 4.767% 7/5/31 (b)(e)	409,000	83,840
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	4,763,000	4,144,775
Class CFX, 4.9498% 7/5/33 (b)	1,323,000	1,005,748
Class DFX, 5.3503% 7/5/33 (b)	2,354,000	1,671,817
Class EFX, 5.3635% 7/5/33 (b)(e)	2,783,000	1,837,344
Class XAFX, 1.2948% 7/5/33 (b)(e)(p)	19,961,000	539,061
Series 2019-OSB Class E, 3.9089% 6/5/39 (b)(e)	938,000	749,418
Series 2020-NNN:
Class EFX, 3.972% 1/16/37 (b)(c)	401,000	220,080
Class FFX, 4.6254% 1/16/37 (b)(c)	642,000	227,358
Class GFX, 4.6882% 1/16/37 (b)(c)(e)	252,000	64,144
KNDL Mortgage Trust floater Series 2019-KNSQ Class F, CME Term SOFR 1 Month Index + 2.190% 7.519% 5/15/36 (b)(e)(f)	2,224,000	2,157,280
KNDR Trust floater Series 2021-KIND Class F, CME Term SOFR 1 Month Index + 4.060% 9.3875% 8/15/38 (b)(e)(f)	1,105,014	998,465
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6182% 5/15/39 (b)(e)(f)	26,961,000	26,402,689
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1168% 5/15/39 (b)(e)(f)	16,119,000	15,613,573
Class C, CME Term SOFR 1 Month Index + 2.090% 7.416% 5/15/39 (b)(e)(f)	9,032,000	8,737,470
Class D, CME Term SOFR 1 Month Index + 2.540% 7.8648% 5/15/39 (b)(e)(f)	8,027,000	7,554,402
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1375% 3/15/38 (b)(e)(f)	11,520,410	11,230,816
Class B, CME Term SOFR 1 Month Index + 0.990% 6.3175% 3/15/38 (b)(e)(f)	3,263,461	3,169,123
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5375% 3/15/38 (b)(e)(f)	2,053,425	1,978,584
Class D, CME Term SOFR 1 Month Index + 1.510% 6.8375% 3/15/38 (b)(e)(f)	2,855,528	2,733,514
Class E, CME Term SOFR 1 Month Index + 1.860% 7.1875% 3/15/38 (b)(e)(f)	2,494,778	2,369,373
Class F, CME Term SOFR 1 Month Index + 2.460% 7.7875% 3/15/38 (b)(e)(f)	1,421,375	1,336,092
Class G, CME Term SOFR 1 Month Index + 3.060% 8.3875% 3/15/38 (b)(e)(f)	2,003,293	1,891,617
Market Mortgage Trust Series 2020-525M Class F, 3.0386% 2/12/40 (b)(e)	455,000	131,950
MED Trust floater Series 2021-MDLN:
Class F, CME Term SOFR 1 Month Index + 4.110% 9.4375% 11/15/38 (b)(e)(f)	1,073,846	1,017,252
Class G, CME Term SOFR 1 Month Index + 5.360% 10.6875% 11/15/38 (b)(e)(f)	2,520,902	2,370,141
Merit floater Series 2021-STOR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1375% 7/15/38 (b)(e)(f)	1,900,000	1,863,013
Class E, CME Term SOFR 1 Month Index + 1.860% 7.1875% 7/15/38 (b)(e)(f)	317,000	306,550
Class F, CME Term SOFR 1 Month Index + 2.310% 7.6375% 7/15/38 (b)(e)(f)	3,157,000	2,986,539
Class G, CME Term SOFR 1 Month Index + 2.860% 8.1875% 7/15/38 (b)(e)(f)	790,000	748,103
Class J, CME Term SOFR 1 Month Index + 4.060% 9.3875% 7/15/38 (b)(e)(f)	724,000	681,440
MFT Trust Series 2020-B6 Class C, 3.3922% 8/10/40 (b)(c)(e)	399,000	216,455
MHC Commercial Mortgage Trust floater Series 2021-MHC:
Class F, CME Term SOFR 1 Month Index + 2.710% 8.0384% 4/15/38 (b)(e)(f)	1,273,960	1,231,615
Class G, CME Term SOFR 1 Month Index + 3.310% 8.6384% 4/15/38 (b)(e)(f)	2,494,416	2,381,789
MHP Commercial Mortgage Trust floater Series 2022-MHIL:
Class F, CME Term SOFR 1 Month Index + 3.250% 8.5821% 1/15/27 (b)(e)(f)	195,997	184,616
Class G, CME Term SOFR 1 Month Index + 3.950% 9.2804% 1/15/27 (b)(e)(f)	574,317	539,184
Mira Trust 2023-Mile sequential payer Series 2023-MILE Class B, 7.2026% 6/10/38 (b)	490,000	481,007
MOFT Trust Series 2020-ABC:
Class D, 3.5926% 2/10/42 (b)(e)	263,000	106,642
Class E, 3.5926% 2/10/42 (b)(e)	194,000	64,303
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31	386,000	213,129
Series 2012-C6 Class D, 4.5725% 11/15/45 (b)(e)	811,000	653,585
Series 2012-C6, Class F, 4.5725% 11/15/45 (b)(c)(e)	378,000	206,955
Series 2013-C12 Class D, 4.8433% 10/15/46 (b)(e)	713,000	590,952
Series 2013-C13:
Class D, 5.0003% 11/15/46 (b)(e)	970,000	882,700
Class E, 5.0003% 11/15/46 (b)(e)	435,919	377,070
Series 2013-C7 Class C, 4.1906% 2/15/46 (e)	101,466	91,319
Series 2013-C9:
Class C, 3.8577% 5/15/46 (e)	502,000	365,707
Class D, 3.9457% 5/15/46 (b)(e)	938,000	636,902
Class E, 3.9457% 5/15/46 (b)(e)	402,000	236,577
Series 2014-C17 Class XA, 1.1815% 8/15/47 (e)(p)	24,609,028	45,697
Series 2015-C25 Class XA, 1.1788% 10/15/48 (e)(p)	14,013,849	165,009
Series 2016-C30 Class C, 4.2234% 9/15/49 (e)	151,000	111,273
Series 2016-C31 Class C, 4.4009% 11/15/49 (e)	343,000	258,650
Series 2016-C32 Class C, 4.4133% 12/15/49 (e)	236,000	191,384
Series 2017-C33 Class D, 3.356% 5/15/50 (b)	520,000	353,764
Morgan Stanley Capital I Trust:
floater sequential payer Series 2019-NUGS Class A, CME Term SOFR 1 Month Index + 1.060% 6.3875% 12/15/36 (b)(e)(f)	5,100,000	3,901,500
sequential payer:
Series 2017-HR2 Class A4, 3.587% 12/15/50	2,320,000	2,125,823
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	17,798,000	16,267,285
Series 2021-L5 Class A4, 2.728% 5/15/54	1,892,000	1,546,428
Series 2011-C2:
Class D, 5.385% 6/15/44 (b)(e)	527,104	481,592
Class F, 5.385% 6/15/44 (b)(c)(e)	407,000	163,718
Class XB, 0.5028% 6/15/44 (b)(e)(p)	1,442,241	4,935
Series 2011-C3:
Class E, 5.1089% 7/15/49 (b)(e)	233,429	216,268
Class F, 5.1089% 7/15/49 (b)(e)	182,000	153,647
Class G, 5.1089% 7/15/49 (b)(c)(e)	616,400	438,258
Series 2012-C4 Class D, 5.3359% 3/15/45 (b)(e)	97,669	87,413
Series 2014-150E:
Class C, 4.4382% 9/9/32 (b)(e)	238,000	150,556
Class F, 4.4382% 9/9/32 (b)(e)	401,000	156,827
Series 2015-MS1:
Class C, 4.1571% 5/15/48 (e)	266,000	227,523
Class D, 4.1571% 5/15/48 (b)(e)	751,000	413,898
Series 2016-BNK2:
Class C, 3% 11/15/49 (b)	798,000	329,883
Class D, 4.0127% 11/15/49 (c)(e)	343,000	191,300
Series 2017-H1:
Class C, 4.281% 6/15/50	805,000	650,114
Class D, 2.546% 6/15/50 (b)	1,912,000	1,209,669
Series 2017-HR2 Class D, 2.73% 12/15/50	570,000	410,854
Series 2018-H4 Class A4, 4.31% 12/15/51	4,779,000	4,470,032
Series 2018-MP Class E, 4.4185% 7/11/40 (b)(e)	953,000	576,888
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(e)	2,441,000	2,146,997
Class C, 3.283% 11/10/36 (b)(e)	2,343,000	1,994,605
Series 2020-CNP Class D, 2.5085% 4/5/42 (b)(e)	252,000	151,171
Series 2020-HR8 Class D, 2.5% 7/15/53 (b)	420,000	215,575
Series 2020-L4, Class C, 3.536% 2/15/53	115,000	76,340
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (b)(e)	170,000	107,621
MSWF Commercial Mortgage Trust sequential payer Series 2023-1:
Class A5, 5.752% 5/15/56	919,000	922,565
Class C, 6.9055% 5/15/56 (e)	613,000	542,639
Natixis Commercial Mortgage Securities Trust:
Series 2018-285M Class F, 3.9167% 11/15/32 (b)(e)	170,000	78,130
Series 2019-10K:
Class E, 4.2724% 5/15/39 (b)(e)	753,000	578,611
Class F, 4.2724% 5/15/39 (b)(e)	768,000	563,890
Series 2020-2PAC:
Class AMZ2, 3.6167% 1/15/37 (b)(c)(e)	399,000	295,187
Class AMZ3, 3.6167% 1/15/37 (b)(c)(e)	189,000	123,029
NYT Mortgage Trust floater Series 2019-NYT Class F, CME Term SOFR 1 Month Index + 3.040% 8.37% 12/15/35 (b)(c)(e)(f)	775,000	387,481
Open Trust 2023-Air sequential payer Series 2023-AIR:
Class A, CME Term SOFR 1 Month Index + 3.080% 8.4131% 10/15/28 (b)(e)(f)	10,235,000	10,234,993
Class B, CME Term SOFR 1 Month Index + 3.830% 9.162% 10/15/28 (b)(e)(f)	6,167,000	6,153,339
Class D, CME Term SOFR 1 Month Index + 6.680% 12.0077% 10/15/28 (b)(e)(f)	2,333,000	2,328,604
Class E, CME Term SOFR 1 Month Index + 9.420% 14.7535% 10/15/28 (b)(e)(f)	990,000	988,083
OPG Trust floater Series 2021-PORT:
Class G, CME Term SOFR 1 Month Index + 2.510% 7.8355% 10/15/36 (b)(e)(f)	345,635	324,803
Class J, CME Term SOFR 1 Month Index + 3.460% 8.7835% 10/15/36 (b)(e)(f)	362,753	345,186
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class F, CME Term SOFR 1 Month Index + 3.460% 8.7875% 7/15/38 (b)(e)(f)	553,000	434,075
Class NR, CME Term SOFR 1 Month Index + 6.110% 11.4375% 7/15/38 (b)(c)(e)(f)	157,000	116,497
Prima Capital CRE Securitization Ltd. Series 2020-8A Class C, 3% 12/1/70 (b)	1,705,000	1,319,617
Prima Capital Ltd.:
floater Series 2021-9A:
Class B, CME Term SOFR 1 Month Index + 1.910% 7.2456% 12/15/37 (b)(e)(f)	4,268,000	4,159,675
Class C, CME Term SOFR 1 Month Index + 2.460% 7.798% 12/15/37 (b)(e)(f)	1,785,000	1,706,736
floater sequential payer Series 2021-9A Class A, CME Term SOFR 1 Month Index + 1.560% 6.898% 12/15/37 (b)(e)(f)	853,710	851,178
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	95,253	95,931
SG Commercial Mortgage Securities Trust:
Series 2019-PREZ Class F, 3.593% 9/15/39 (b)(e)	747,000	545,886
Series 2020-COVE:
Class F, 3.8518% 3/15/37 (b)(e)	1,326,000	1,118,855
Class G, 3.8518% 3/15/37 (b)(e)	483,000	402,865
SMRT Commercial Mortgage Trust floater Series 2022-MINI:
Class E, CME Term SOFR 1 Month Index + 2.700% 8.023% 1/15/39 (b)(e)(f)	1,154,000	1,078,715
Class F, CME Term SOFR 1 Month Index + 3.350% 8.673% 1/15/39 (b)(e)(f)	447,000	408,869
SOHO Trust Series 2021-SOHO Class D, 2.7865% 8/10/38 (b)(e)	618,000	366,961
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.3229% 2/15/39 (b)(e)(f)	4,281,000	4,023,214
Class C, CME Term SOFR 1 Month Index + 2.650% 7.9729% 2/15/39 (b)(e)(f)	2,226,000	2,069,628
SREIT Trust floater:
Series 2021-IND Class G, CME Term SOFR 1 Month Index + 3.380% 8.7033% 10/15/38 (b)(e)(f)	840,000	782,308
Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1682% 11/15/38 (b)(e)(f)	15,989,000	15,692,633
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5172% 11/15/38 (b)(e)(f)	13,121,000	12,843,261
Class C, CME Term SOFR 1 Month Index + 1.440% 6.7664% 11/15/38 (b)(e)(f)	5,687,000	5,516,326
Class D, CME Term SOFR 1 Month Index + 1.690% 7.0156% 11/15/38 (b)(e)(f)	3,737,000	3,622,089
Class E, CME Term SOFR 1 Month Index + 2.140% 7.4642% 11/15/38 (b)(e)(f)	1,298,000	1,265,418
Class F, CME Term SOFR 1 Month Index + 2.730% 8.0623% 11/15/38 (b)(e)(f)	1,374,000	1,299,857
Class G, CME Term SOFR 1 Month Index + 3.080% 8.4112% 11/15/38 (b)(e)(f)	2,415,000	2,293,334
Series 2021-MFP2:
Class G, CME Term SOFR 1 Month Index + 3.080% 8.405% 11/15/36 (b)(e)(f)	615,000	584,547
Class J, CME Term SOFR 1 Month Index + 4.020% 9.353% 11/15/36 (b)(e)(f)	1,795,000	1,720,902
Series 2021-PALM Class G, CME Term SOFR 1 Month Index + 3.730% 9.0536% 10/15/34 (b)(e)(f)	441,000	414,579
STWD Trust floater sequential payer Series 2021-LIH:
Class E, CME Term SOFR 1 Month Index + 3.010% 8.34% 11/15/36 (b)(e)(f)	1,281,000	1,222,434
Class F, CME Term SOFR 1 Month Index + 3.660% 8.988% 11/15/36 (b)(e)(f)	865,000	815,781
Class G, CME Term SOFR 1 Month Index + 4.310% 9.637% 11/15/36 (b)(e)(f)	294,000	276,014
SUMIT Mortgage Trust Series 2022-BVUE Class F, 2.9889% 2/12/41 (b)(e)	104,000	62,420
TPGI Trust floater Series 2021-DGWD:
Class E, CME Term SOFR 1 Month Index + 2.460% 7.7945% 6/15/26 (b)(e)(f)	1,112,800	1,055,500
Class G, CME Term SOFR 1 Month Index + 3.960% 9.2945% 6/15/26 (b)(e)(f)	201,600	194,332
Tricon Residential Trust Series 2022-SFR2 Class E, 7.507% 7/17/40 (b)	1,407,000	1,375,802
UBS Commercial Mortgage Trust:
sequential payer Series 2018-C9 Class A4, 4.117% 3/15/51	1,300,000	1,190,901
Series 2012-C1:
Class E, 5% 5/10/45 (b)(c)(e)	236,653	182,459
Class F, 5% 5/10/45 (b)(c)(e)	418,000	16,720
Series 2017-C7 Class XA, 1.1539% 12/15/50 (e)(p)	25,778,343	780,403
Series 2018-C8 Class C, 4.8405% 2/15/51 (e)	189,000	151,446
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.3793% 6/10/30 (b)(e)	201,000	159,950
Series 2012-WRM Class E, 4.3793% 6/10/30 (b)(c)(e)	478,000	333,009
VASA Trust:
floater Series 2021-VASA Class G, CME Term SOFR 1 Month Index + 5.110% 10.4375% 7/15/39 (b)(e)(f)	168,000	72,862
floater sequential payer Series 2021-VASA Class F, CME Term SOFR 1 Month Index + 4.010% 9.3375% 7/15/39 (b)(e)(f)	767,000	409,387
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	12,891,000	9,999,901
Series 2020-LAB:
Class B, 2.453% 10/10/42 (b)	800,000	621,671
Class X, 0.5162% 10/10/42 (b)(e)(p)	19,300,000	459,699
VMC Finance Ltd. floater Series 2021-HT1 Class B, CME Term SOFR 1 Month Index + 4.610% 9.9456% 1/18/37 (b)(e)(f)	2,478,000	2,348,351
Wells Fargo Commercial Mortgage Trust:
floater:
Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6375% 5/15/31 (b)(e)(f)	8,949,000	8,679,176
Series 2021-SAVE:
Class D, CME Term SOFR 1 Month Index + 2.610% 7.9375% 2/15/40 (b)(e)(f)	173,600	155,096
Class E, CME Term SOFR 1 Month Index + 3.760% 9.0875% 2/15/40 (b)(e)(f)	124,000	109,126
sequential payer:
Series 2020-C57 Class D, 2.5% 8/15/53 (b)	581,000	317,872
Series 2020-C58 Class A4, 2.092% 7/15/53	1,162,000	915,247
Series 2021-C61:
Class A4, 2.658% 11/15/54	619,000	497,531
Class ASB, 2.525% 11/15/54	900,000	779,779
Series 20XX-C60 Class A4, 2.342% 8/15/54	1,195,000	948,716
Series 2015-C31 Class XA, 1.1032% 11/15/48 (e)(p)	11,363,817	155,097
Series 2015-NXS4 Class D, 3.841% 12/15/48 (e)	483,000	405,380
Series 2016-BNK1:
Class C, 3.071% 8/15/49	254,000	136,707
Class D, 3% 8/15/49 (b)(c)	266,000	83,043
Series 2016-C34 Class XA, 2.2283% 6/15/49 (e)(p)	9,353,556	282,590
Series 2016-LC25 Class C, 4.4779% 12/15/59 (e)	328,000	275,146
Series 2016-NXS6 Class D, 3.059% 11/15/49 (b)	733,000	529,297
Series 2018-C43 Class C, 4.514% 3/15/51	228,000	183,565
Series 2018-C44 Class D, 3% 5/15/51 (b)(c)	1,512,000	896,621
Series 2018-C46 Class XA, 1.0822% 8/15/51 (e)(p)	23,852,507	551,885
Series 2018-C48 Class A5, 4.302% 1/15/52	4,229,000	3,962,269
Series 2019-C49 Class C, 4.866% 3/15/52 (e)	1,633,000	1,377,655
Wells Fargo Commercial Mtg Trust 3.514% 10/15/52	645,000	515,477
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (c)(e)	203,000	4,637
Series 2011-C3 Class D, 6.0497% 3/15/44 (b)(e)	241,191	72,719
Series 2011-C4:
Class D, 5.1447% 6/15/44 (b)(e)	258,000	205,343
Class E, 5.1447% 6/15/44 (b)(e)	183,000	125,330
Series 2013-C11:
Class D, 4.1891% 3/15/45 (b)(e)	443,749	326,013
Class E, 4.1891% 3/15/45 (b)(c)(e)	976,128	532,506
Series 2013-C13 Class D, 4.1788% 5/15/45 (b)(c)(e)	310,321	254,463
Series 2013-C16 Class D, 4.8064% 9/15/46 (b)(e)	83,874	73,809
Series 2014-C21 Class XA, 1.1387% 8/15/47 (e)(p)	24,137,431	127,767
Series 2014-C24 Class XA, 0.9805% 11/15/47 (e)(p)	9,963,219	39,913
Series 2014-LC14 Class XA, 1.3053% 3/15/47 (e)(p)	7,834,505	223
WFCM:
Series 2022-C62:
Class C, 4.351% 4/15/55 (e)	1,077,000	768,239
Class D, 2.5% 4/15/55 (b)	756,000	339,954
Series 2022-C62, Class A4, 4% 4/15/55	827,000	733,600
Worldwide Plaza Trust Series 2017-WWP:
Class E, 3.7154% 11/10/36 (b)(e)	198,000	18,308
Class F, 3.7154% 11/10/36 (b)(e)	1,082,000	56,986
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.6332% 6/5/35 (b)(e)	289,000	239,488
Class PR2, 3.6332% 6/5/35 (b)(e)	755,000	599,672
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,179,551,868)		1,104,580,208

Foreign Government and Government Agency Obligations - 1.2%
		Principal Amount (a)	Value ($)
Abu Dhabi National Energy Co. PJSC 4.375% 1/24/29 (b)		555,000	537,830
Angola Republic:
8.25% 5/9/28 (b)		945,000	836,325
8.75% 4/14/32 (b)		430,000	358,378
9.375% 5/8/48 (b)		350,000	268,625
9.5% 11/12/25 (b)		1,465,000	1,425,628
Arab Republic of Egypt:
7.0529% 1/15/32 (b)		25,000	15,625
7.5% 1/31/27 (b)		1,403,000	1,087,325
7.5% 2/16/61 (b)		1,435,000	774,900
7.6003% 3/1/29 (b)		560,000	389,900
7.903% 2/21/48 (b)		684,000	374,490
8.5% 1/31/47 (b)		904,000	514,150
8.7002% 3/1/49 (b)		1,105,000	629,850
Argentine Republic:
0.75% 7/9/30 (g)		10,355,675	3,831,600
1% 7/9/29		1,021,922	369,425
3.5% 7/9/41 (g)		1,920,000	625,920
3.625% 7/9/35 (g)		6,338,814	2,044,268
4.25% 1/9/38 (g)		4,159,773	1,522,477
Bahamian Republic 6% 11/21/28 (b)		525,000	441,000
Bahrain Kingdom 5.625% 5/18/34 (b)		310,000	270,475
Bank Gospodarstwa Krajowego:
5.375% 5/22/33 (b)		335,000	326,332
6.25% 10/31/28 (b)		315,000	326,714
Barbados Government 6.5% 10/1/29 (b)		965,000	904,861
Bermuda Government:
2.375% 8/20/30 (b)		280,000	228,480
3.375% 8/20/50 (b)		230,000	142,423
3.717% 1/25/27 (b)		1,185,000	1,121,294
4.75% 2/15/29 (b)		520,000	499,512
5% 7/15/32 (b)		390,000	364,299
Brazilian Federative Republic:
3.875% 6/12/30		1,535,000	1,368,499
6% 10/20/33		595,000	578,043
7.125% 1/20/37		840,000	872,340
8.25% 1/20/34		1,976,000	2,217,250
Buenos Aires Province 6.375% 9/1/37 (b)(g)		975,000	358,313
Chilean Republic:
2.45% 1/31/31		2,145,000	1,808,235
2.75% 1/31/27		425,000	394,825
3.1% 1/22/61		1,525,000	931,013
3.25% 9/21/71		250,000	152,125
3.5% 1/31/34		280,000	239,680
4% 1/31/52		245,000	187,303
4.34% 3/7/42		360,000	302,940
5.33% 1/5/54		905,000	843,143
Colombian Republic:
3% 1/30/30		1,800,000	1,440,900
3.125% 4/15/31		785,000	605,235
3.25% 4/22/32		400,000	300,300
4.125% 5/15/51		325,000	194,675
5% 6/15/45		2,135,000	1,505,175
5.2% 5/15/49		900,000	634,500
6.125% 1/18/41		60,000	49,830
7.375% 9/18/37		205,000	197,620
7.5% 2/2/34		395,000	394,210
8% 4/20/33		730,000	757,010
8% 11/14/35		570,000	587,670
8.75% 11/14/53		540,000	572,400
Costa Rican Republic:
5.625% 4/30/43 (b)		680,000	585,160
6.125% 2/19/31 (b)		745,000	742,393
6.55% 4/3/34 (b)		365,000	366,889
7% 4/4/44 (b)		75,000	74,850
7.3% 11/13/54 (b)		560,000	570,080
Democratic Socialist Republic of Sri Lanka:
6.2% (b)(d)		345,000	172,969
6.825% (b)(d)		615,000	312,538
7.55% (b)(d)		335,000	167,118
7.85% (b)(d)		865,000	431,514
Dominican Republic:
4.5% 1/30/30 (b)		855,000	751,973
4.875% 9/23/32 (b)		1,460,000	1,256,053
5.875% 1/30/60 (b)		570,000	456,388
5.95% 1/25/27 (b)		1,164,000	1,142,466
6% 7/19/28 (b)		549,000	534,281
6.4% 6/5/49 (b)		230,000	201,595
6.5% 2/15/48 (b)		300,000	265,950
6.85% 1/27/45 (b)		1,012,000	935,088
6.875% 1/29/26 (b)		1,378,000	1,382,451
7.05% 2/3/31 (b)		645,000	648,283
7.45% 4/30/44 (b)		401,000	394,985
Ecuador Republic:
3.5% 7/31/35 (b)(g)		1,350,000	472,635
6% 7/31/30 (b)(g)		2,115,000	972,900
El Salvador Republic:
6.375% 1/18/27 (b)		105,000	88,514
7.1246% 1/20/50 (b)		405,000	270,155
7.625% 2/1/41 (b)		120,000	84,806
Emirate of Abu Dhabi:
3% 9/15/51 (b)		1,015,000	661,019
3.125% 9/30/49 (b)		3,170,000	2,133,410
3.875% 4/16/50 (b)		10,355,000	7,973,350
Emirate of Dubai:
3.9% 9/9/50 (Reg. S)		1,600,000	1,134,500
5.25% 1/30/43 (Reg. S)		560,000	509,600
Export Credit Bank of Turkey 9% 1/28/27 (b)		555,000	565,233
Gabonese Republic 7% 11/24/31 (b)		880,000	688,600
Georgia Republic 2.75% 4/22/26 (b)		890,000	807,675
German Federal Republic:
0% 10/10/25 (Reg. S)	EUR	9,200,000	9,510,786
0% 10/9/26 (Reg. S) (l)	EUR	11,800,000	11,947,768
0% 5/15/35 (Reg. S) (k)	EUR	6,250,000	5,094,656
1% 5/15/38(Reg. S)	EUR	2,500,000	2,181,762
2.6% 8/15/33(Reg. S)	EUR	900,000	991,512
Ghana Republic:
7.75% (b)(d)		305,000	131,913
8.627% (b)(d)		605,000	254,856
10.75% 10/14/30 (b)		925,000	575,813
Guatemalan Republic:
4.875% 2/13/28 (b)		385,000	359,702
4.9% 6/1/30 (b)		325,000	297,757
6.125% 6/1/50 (b)		335,000	286,459
6.6% 6/13/36 (b)		335,000	322,813
Hungarian Republic:
2.125% 9/22/31 (b)		285,000	219,094
3.125% 9/21/51 (b)		605,000	368,294
5.25% 6/16/29 (b)		610,000	595,894
5.5% 6/16/34 (b)		1,025,000	981,438
6.125% 5/22/28 (b)		385,000	391,054
6.25% 9/22/32 (b)		385,000	392,700
6.75% 9/25/52 (b)		270,000	274,320
Indonesian Republic:
3.2% 9/23/61		645,000	416,096
3.5% 2/14/50		730,000	530,243
3.85% 10/15/30		460,000	426,126
4.1% 4/24/28		705,000	677,759
4.2% 10/15/50		24,000,000	19,592,640
4.35% 1/11/48		655,000	556,003
4.4% 6/6/27 (b)		480,000	469,483
5.125% 1/15/45 (b)		1,660,000	1,582,993
5.25% 1/17/42 (b)		485,000	475,353
5.95% 1/8/46 (b)		560,000	583,954
6.75% 1/15/44 (b)		380,000	431,342
7.75% 1/17/38 (b)		1,897,000	2,314,549
8.5% 10/12/35 (b)		1,910,000	2,416,360
Islamic Republic of Pakistan:
6% 4/8/26 (b)		1,205,000	825,558
6.875% 12/5/27 (b)		350,000	228,001
Israeli State 3.375% 1/15/50		1,090,000	720,106
Ivory Coast:
6.125% 6/15/33 (b)		1,680,000	1,482,600
6.375% 3/3/28 (b)		2,030,000	1,949,815
Jamaican Government:
6.75% 4/28/28		275,000	290,538
7.875% 7/28/45		250,000	292,500
Jordanian Kingdom:
4.95% 7/7/25 (b)		1,230,000	1,190,025
7.375% 10/10/47 (b)		155,000	134,075
7.5% 1/13/29 (b)		225,000	222,750
7.75% 1/15/28 (b)		445,000	449,450
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		1,240,000	981,150
3.25% 10/22/30 (b)		5,890,000	5,256,825
3.45% 2/2/61 (b)		1,940,000	1,222,200
3.625% 3/4/28 (b)		425,000	403,219
3.75% 1/21/55 (b)		975,000	667,875
4.5% 10/26/46 (b)		1,150,000	931,500
4.5% 4/22/60 (b)		4,190,000	3,283,913
4.625% 10/4/47 (b)		850,000	699,125
5% 1/18/53 (b)		635,000	542,131
Lebanese Republic:
5.8% (d)		1,113,000	60,801
6.375% (d)		977,000	53,930
Mongolia Government 7.875% 6/5/29 (b)		200,000	200,120
Moroccan Kingdom 6.5% 9/8/33 (b)		870,000	879,788
Panamanian Republic:
2.252% 9/29/32		580,000	405,669
3.298% 1/19/33		615,000	465,432
3.87% 7/23/60		1,055,000	592,119
4.5% 5/15/47		350,000	234,150
4.5% 4/16/50		1,090,000	707,410
6.4% 2/14/35		840,000	785,526
6.853% 3/28/54		330,000	291,555
Peruvian Republic:
2.783% 1/23/31		1,300,000	1,094,600
3% 1/15/34		610,000	489,830
3.3% 3/11/41		700,000	509,740
Philippine Republic:
2.65% 12/10/45		665,000	428,998
2.95% 5/5/45		270,000	184,980
5% 7/17/33		360,000	355,817
5.5% 1/17/48		320,000	314,835
5.609% 4/13/33		520,000	535,007
5.95% 10/13/47		830,000	863,291
Polish Government:
5.5% 4/4/53		370,000	355,241
5.75% 11/16/32		725,000	751,390
Provincia de Cordoba:
6.875% 12/10/25 (b)		895,848	815,222
6.99% 6/1/27 (b)		640,167	503,274
Republic of Armenia 3.6% 2/2/31 (b)		520,000	405,080
Republic of Honduras 6.25% 1/19/27 (b)		195,000	183,008
Republic of Kenya:
6.3% 1/23/34 (b)		470,000	349,269
6.875% 6/24/24 (b)		345,000	332,925
7% 5/22/27 (b)		375,000	338,438
7.25% 2/28/28 (b)		180,000	155,025
8% 5/22/32 (b)		220,000	185,350
Republic of Nigeria:
6.125% 9/28/28 (b)		1,495,000	1,267,013
6.5% 11/28/27 (b)		375,000	331,875
7.143% 2/23/30 (b)		1,150,000	978,938
7.625% 11/21/25 (b)		905,000	882,375
7.696% 2/23/38 (b)		480,000	363,000
Republic of Paraguay:
2.739% 1/29/33 (b)		320,000	250,106
4.95% 4/28/31 (b)		1,050,000	990,171
5.4% 3/30/50 (b)		330,000	269,772
Republic of Senegal 6.25% 5/23/33 (b)		590,000	488,963
Republic of Serbia 2.125% 12/1/30 (b)		1,605,000	1,229,831
Republic of Uzbekistan:
3.7% 11/25/30 (b)		395,000	315,210
3.9% 10/19/31 (b)		565,000	445,220
Republic of Zambia 8.97% (b)(d)		620,000	375,100
Romanian Republic:
3% 2/27/27 (b)		487,000	444,388
3% 2/14/31 (b)		1,617,000	1,313,813
3.625% 3/27/32 (b)		652,000	540,345
4% 2/14/51 (b)		715,000	473,688
6.625% 2/17/28 (b)		385,000	392,219
7.125% 1/17/33 (b)		150,000	155,625
Rwanda Republic 5.5% 8/9/31 (b)		1,015,000	786,625
South African Republic:
4.85% 9/27/27		480,000	457,200
4.85% 9/30/29		335,000	299,406
5% 10/12/46		670,000	447,225
5.65% 9/27/47		480,000	346,200
5.75% 9/30/49		1,070,000	775,750
5.875% 4/20/32		675,000	605,441
State of Qatar:
3.75% 4/16/30 (b)		2,926,000	2,772,385
4.4% 4/16/50 (b)		18,355,000	15,378,737
4.625% 6/2/46 (b)		1,255,000	1,098,909
4.817% 3/14/49 (b)		975,000	867,189
5.103% 4/23/48 (b)		1,680,000	1,552,950
9.75% 6/15/30 (b)		413,000	527,091
Sultanate of Oman:
5.625% 1/17/28 (b)		2,470,000	2,467,160
6% 8/1/29 (b)		720,000	729,270
6.25% 1/25/31 (b)		520,000	532,545
6.5% 3/8/47 (b)		300,000	287,250
6.75% 1/17/48 (b)		1,661,000	1,614,824
7% 1/25/51 (b)		230,000	231,438
Turkish Republic:
4.25% 4/14/26		1,685,000	1,577,581
4.75% 1/26/26		1,500,000	1,426,875
4.875% 10/9/26		1,395,000	1,309,138
4.875% 4/16/43		1,675,000	1,099,219
5.125% 2/17/28		755,000	691,769
5.25% 3/13/30		315,000	272,475
5.75% 5/11/47		677,000	478,131
6% 3/25/27		235,000	225,306
6% 1/14/41		985,000	755,988
6.125% 10/24/28		510,000	480,038
6.625% 2/17/45		640,000	508,800
9.125% 7/13/30		705,000	737,606
9.375% 3/14/29		875,000	926,406
9.375% 1/19/33		1,735,000	1,843,438
9.875% 1/15/28		1,960,000	2,104,550
Ukraine Government:
6.876% 5/21/31 (b)		245,000	57,208
7.253% 3/15/35 (b)		1,495,000	356,184
7.375% 9/25/34 (b)		420,000	99,855
7.75% 9/1/24 (b)		955,000	298,915
7.75% 9/1/25 (b)		1,640,000	481,340
7.75% 9/1/26 (b)		2,420,000	673,002
7.75% 9/1/28 (b)		820,000	227,181
7.75% 9/1/29 (b)		170,000	46,997
7.75% 8/1/41 (b)(e)		530,000	228,674
United Kingdom, Great Britain and Northern Ireland 1% 4/22/24(Reg. S)	GBP	2,355,000	2,926,208
United Mexican States:
2.659% 5/24/31		665,000	543,305
3.25% 4/16/30		1,145,000	1,004,738
3.5% 2/12/34		1,095,000	890,235
3.75% 1/11/28		820,000	774,900
3.75% 4/19/71		1,230,000	762,600
3.771% 5/24/61		840,000	530,040
4.5% 4/22/29		485,000	465,115
4.875% 5/19/33		560,000	519,120
5.75% 10/12/2110		1,520,000	1,263,120
6.05% 1/11/40		980,000	939,330
6.338% 5/4/53		540,000	513,540
6.35% 2/9/35		780,000	786,630
Uruguay Republic:
5.1% 6/18/50		1,230,000	1,153,125
5.75% 10/28/34		555,000	580,253
Venezuelan Republic:
9.25% (d)		4,549,000	876,592
11.95% (Reg. S) (d)		938,300	181,791
12.75% (d)		199,600	33,688
Vietnamese Socialist Republic 5.5% 3/12/28		1,889,233	1,803,103
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $277,445,744)			243,472,785

Supranational Obligations - 0.1%
		Principal Amount (a)	Value ($)
European Investment Bank:
0% 1/14/31 (Reg. S)	EUR	4,900,000	4,332,471
3% 11/15/28 (Reg. S)	EUR	2,500,000	2,731,847
European Union:
0% 10/4/28 (Reg. S)	EUR	575,000	544,833
2.75% 10/5/26 (Reg. S)	EUR	5,200,000	5,628,073
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $12,916,377)			13,237,224

Common Stocks - 0.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.0%
Entertainment - 0.0%
New Cineworld Ltd. (c)	64,448	1,288,960
CONSUMER DISCRETIONARY - 0.0%
Automobile Components - 0.0%
Aptiv PLC (t)	13,800	1,143,192
Hotels, Restaurants & Leisure - 0.0%
CEC Entertainment, Inc. (c)(t)	40,185	673,501
Specialty Retail - 0.0%
David's Bridal, Inc. rights (c)(t)	295	0
TOTAL CONSUMER DISCRETIONARY		1,816,693
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd. (c)(t)	55,600	1
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp.	64,731	3,314,875
California Resources Corp. warrants 10/27/24 (t)	3,601	58,696
Chesapeake Energy Corp.	55,352	4,445,319
Chesapeake Energy Corp. (h)(t)	351	28,189
EP Energy Corp. (c)(t)	3,729	6,302
Exxon Mobil Corp.	12,988	1,334,387
Mesquite Energy, Inc. (c)(t)	66,231	5,309,769
New Fortress Energy, Inc.	82,700	3,182,296
Nostrum Oil & Gas LP warrants (c)(t)	67,683	1
		17,679,834
TOTAL ENERGY		17,679,835
FINANCIALS - 0.0%
Financial Services - 0.0%
ACNR Holdings, Inc. (c)(t)	5,205	448,983
Carnelian Point Holdings LP warrants (c)(t)	1,272	3,714
Lime Tree Bay Ltd. (c)(t)	464	23,752
		476,449
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Centene Corp. (t)	32,100	2,365,128
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Regal Rexnord Corp.	10,200	1,221,960
Machinery - 0.0%
TNT Crane & Rigging LLC (c)(t)	47,366	287,985
TNT Crane & Rigging LLC warrants 10/31/25 (c)(t)	2,081	21
		288,006
TOTAL INDUSTRIALS		1,509,966
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. (t)	40,500	1,489,995
IT Services - 0.0%
GTT Communications, Inc. (c)	40,553	1,316,350
TOTAL INFORMATION TECHNOLOGY		2,806,345
TOTAL COMMON STOCKS (Cost $19,195,675)		27,943,376

Preferred Stocks - 0.0%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
RLJ Lodging Trust Series A, 1.95%	11,325	270,101

Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Financial Services - 0.0%
ACNR Holdings, Inc. (c)(t)	2,980	1,540,511

Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp. Series E, 6.50% (e)	37,320	875,154
Arbor Realty Trust, Inc. Series F, 6.25% (e)	22,800	432,972
Dynex Capital, Inc. Series C 6.90% (e)	11,400	265,962
Franklin BSP Realty Trust, Inc. 7.50%	18,900	371,007
MFA Financial, Inc. Series B, 7.50%	13,700	274,000
		2,219,095
TOTAL FINANCIALS		3,759,606

REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Cedar Realty Trust, Inc.:
7.25%	550	7,326
Series C, 6.50%	14,300	172,315
DiamondRock Hospitality Co. 8.25%	7,100	183,677
National Storage Affiliates Trust Series A, 6.00%	6,925	162,391
Rexford Industrial Realty, Inc. Series B, 5.875%	16,525	364,211
Spirit Realty Capital, Inc. Series A, 6.00%	10,200	242,352
		1,132,272
Real Estate Management & Development - 0.0%
Digitalbridge Group, Inc.:
Series H, 7.125%	12,825	285,869
Series I, 7.15%	17,100	369,531
		655,400
TOTAL REAL ESTATE		1,787,672

TOTAL NONCONVERTIBLE PREFERRED STOCKS		5,547,278
TOTAL PREFERRED STOCKS (Cost $5,088,248)		5,817,379

Bank Loan Obligations - 5.8%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.2%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8939% 8/15/28 (e)(f)(u)	12,437,500	10,595,258
Aventiv Technologies LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 10.231% 11/1/24 (e)(f)(u)	3,666,221	3,075,629
3 month U.S. LIBOR + 8.250% 13.981% 11/1/25 (e)(f)(u)	2,659,000	1,726,356
Connect U.S. Finco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8484% 12/12/26 (e)(f)(u)	715,818	713,914
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2128% 10/8/27 (e)(f)(u)	7,663,542	7,498,316
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4484% 12/30/27 (e)(f)(u)	1,570,686	1,354,717
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.1157% 8/1/29 (e)(f)(u)	2,743,556	2,400,611
Zayo Group Holdings, Inc. 1LN, term loan:
CME Term SOFR 1 Month Index + 3.000% 8.4628% 3/9/27 (e)(f)(u)	9,191,809	7,835,098
CME Term SOFR 1 Month Index + 4.320% 9.6734% 3/9/27 (e)(f)(u)	1,488,665	1,266,601
		36,466,500
Entertainment - 0.0%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 11.0401% 2/10/27 (e)(f)(u)	4,920,823	4,293,418
AP Core Holdings II LLC:
Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9628% 9/1/27 (e)(f)(u)	1,836,500	1,796,703
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9628% 9/1/27 (e)(f)(u)	4,100,000	4,000,903
		10,091,024
Media - 0.2%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10.1759% 10/28/27 (e)(f)(u)	2,849,383	2,785,272
Charter Communication Operating LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1331% 2/1/27 (e)(f)(u)	8,482,315	8,463,061
Coral-U.S. Co.-Borrower LLC Tranche B, term loan CME Term SOFR 1 Month Index + 2.250% 7.7927% 1/31/28 (e)(f)(u)	4,180,000	4,118,888
CSC Holdings LLC:
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9374% 4/15/27 (e)(f)(u)	2,526,563	2,361,148
Tranche B6 LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8229% 1/18/28 (e)(f)(u)	6,077,590	5,845,913
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.4201% 8/24/26 (e)(f)(u)	2,422,974	1,748,006
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 10.6625% (d)(e)(f)(u)	8,456,176	179,694
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4201% 12/1/28 (e)(f)(u)	4,999,259	4,924,270
LCPR Loan Financing LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2927% 9/25/28 (e)(f)(u)	500,000	497,500
Nexstar Media, Inc. Tranche B, term loan CME Term SOFR 1 Month Index + 2.500% 7.9628% 9/19/26 (e)(f)(u)	2,260,410	2,258,286
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.6401% 6/24/29 (e)(f)(u)	666,563	665,316
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.7128% 3/24/26 (e)(f)(u)	2,297,116	2,293,096
CME Term SOFR 1 Month Index + 3.250% 8.7128% 1/31/29 (e)(f)(u)	3,752,850	3,713,445
Virgin Media Bristol LLC Tranche Y 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7899% 3/6/31 (e)(f)(u)	1,750,000	1,724,030
		41,577,925
Wireless Telecommunication Services - 0.0%
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4346% 4/27/27 (e)(f)(u)	1,552,226	1,559,987
TOTAL COMMUNICATION SERVICES		89,695,436
CONSUMER DISCRETIONARY - 1.5%
Automobile Components - 0.1%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1984% 3/5/28 (e)(f)(u)	3,086,378	2,914,899
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0984% 4/20/30 (e)(f)(u)	3,255,000	3,257,441
Hertz Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0796% 6/30/28 (e)(f)(u)	1,325,000	1,308,438
Novae LLC 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.4348% 12/22/28 (e)(f)(u)	905,000	865,406
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8944% 12/17/28 (e)(f)(u)	2,320,730	1,645,537
Power Stop LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1984% 1/26/29 (e)(f)(u)	999,775	899,798
		10,891,519
Automobiles - 0.0%
Bombardier Recreational Products, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4484% 5/23/27 (e)(f)(u)	675,694	665,985
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0984% 12/13/29 (e)(f)(u)	1,786,984	1,777,602
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9467% 6/3/28 (e)(f)(u)	3,932,843	3,747,882
		6,191,469
Broadline Retail - 0.3%
Bass Pro Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.4017% 3/5/28 (e)(f)(u)	44,690,667	44,267,893
Cmg Media Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9901% 12/17/26 (e)(f)(u)	6,357,345	5,831,529
CNT Holdings I Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9258% 11/8/27 (e)(f)(u)	2,698,616	2,701,153
		52,800,575
Distributors - 0.1%
Aip Rd Buyer Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3484% 12/23/28 (e)(f)(u)	3,268,063	3,255,807
BCPE Empire Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0984% 12/10/28 (e)(f)(u)	5,015,300	5,014,698
Gloves Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4628% 1/6/28 (e)(f)(u)	648,373	633,784
Windsor Holdings III, LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.8196% 8/1/30 (e)(f)(u)	2,705,000	2,708,760
		11,613,049
Diversified Consumer Services - 0.2%
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7/30/28 (f)(u)(v)	4,410,000	4,365,900
KUEHG Corp. 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3901% 6/12/30 (e)(f)(u)	8,420,000	8,426,315
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1282% 8/11/28 (e)(f)(u)	1,565,000	1,565,391
Sotheby's Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10.1555% 1/15/27 (e)(f)(u)	1,421,365	1,380,941
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.6639% 3/4/28 (e)(f)(u)	17,112,428	14,805,330
TKC Holdings, Inc. 1LN, term loan 13.5% 2/14/27 (e)(u)	155,000	69,750
		30,613,627
Hotels, Restaurants & Leisure - 0.7%
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6797% 2/7/29 (e)(f)(u)	4,110,506	3,894,704
Alterra Mountain Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9628% 8/17/28 (e)(f)(u)	2,849,520	2,849,520
Aramark Services, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9628% 6/22/30 (e)(f)(u)	950,270	949,871
Tranche B-4 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.2128% 1/15/27 (e)(f)(u)	2,314,825	2,307,603
Arcis Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7128% 11/24/28 (e)(f)(u)	1,677,411	1,678,116
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4295% 9/9/26 (e)(f)(u)	357,005	354,552
Burger King Worldwide, Inc. Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5984% 9/21/30 (e)(f)(u)	3,278,595	3,263,743
Caesars Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6984% 1/26/30 (e)(f)(u)	12,641,475	12,637,935
Carnival Finance LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.000% 8.3213% 8/8/27 (e)(f)(u)	2,563,575	2,546,476
CME Term SOFR 1 Month Index + 3.250% 8.7128% 10/18/28 (e)(f)(u)	6,438,308	6,398,069
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4553% 7/21/28 (e)(f)(u)	12,927,541	12,798,266
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.6491% 9/18/26 (e)(f)(u)	7,870,544	7,522,902
Dave & Buster's, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.25% 6/29/29 (e)(f)(u)	1,797,507	1,797,220
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.5984% 1/15/30 (e)(f)(u)	3,785,000	3,786,173
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 12.731% 9/8/24 (e)(f)(u)	455,000	416,894
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 8.731% 3/8/24 (e)(f)(u)	1,430,096	1,386,836
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3484% 1/27/29 (e)(f)(u)	20,630,814	20,468,449
Flutter Financing B.V. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.250% 11/18/30 (f)(u)(v)	3,560,000	3,542,200
CME Term SOFR 1 Month Index + 3.250% 8.9017% 7/4/28 (e)(f)(u)	1,448,922	1,449,414
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7128% 12/1/28 (e)(f)(u)	1,110,025	1,108,637
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9484% 11/30/29 (e)(f)(u)	3,156,064	3,159,631
Golden Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1972% 5/26/30 (e)(f)(u)	3,087,263	3,082,107
GVC Holdings Gibraltar Ltd.:
Tranche B2 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 3.500% 8.9901% 10/31/29 (e)(f)(u)	2,390,685	2,392,669
Tranche B4 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 2.250% 7.9901% 3/16/27 (e)(f)(u)	1,075,250	1,075,927
Herschend Entertainment Co. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2128% 8/27/28 (e)(f)(u)	690,900	690,036
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.2128% 8/2/28 (e)(f)(u)	9,615,054	9,603,035
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4429% 11/8/30 (e)(f)(u)	1,144,889	1,145,508
J&J Ventures Gaming LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 9.7128% 4/26/28 (e)(f)(u)	516,786	497,406
Tranche DD2 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 4/26/28 (f)(u)(v)	930,500	895,606
Life Time, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.6113% 1/15/26 (e)(f)(u)	1,110,000	1,110,000
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6401% 8/1/30 (e)(f)(u)	705,000	706,325
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.250% 13.9077% 6/23/26 (e)(f)(u)	909,075	827,258
Pacific Bells LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.1517% 10/20/28 (e)(f)(u)	1,147,482	1,132,060
Playa Resorts Holding BV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5795% 1/5/29 (e)(f)(u)	1,848,419	1,849,417
Restaurant Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.6401% 4/1/29 (e)(f)(u)	1,000,000	980,160
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4223% 4/14/29 (e)(f)(u)	3,140,250	3,140,815
Scientific Games Holdings LP term loan CME Term SOFR 3 Month Index + 3.500% 8.9143% 4/4/29 (e)(f)(u)	5,652,920	5,620,133
Stars Group Holdings BV Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.9017% 7/21/26 (e)(f)(u)	0	0
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6984% 2/7/27 (e)(f)(u)	4,165,507	4,161,716
Travelport Finance Luxembourg SARL 1LN, term loan CME Term SOFR 3 Month Index + 8.750% 12.6517% 2/28/25 (e)(f)(u)	2,171,137	2,091,695
United PF Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.6448% 12/30/26 (e)(f)(u)	6,969,927	6,238,084
2LN, term loan 3 month U.S. LIBOR + 8.500% 14.1448% 12/30/27 (e)(f)(u)	300,000	210,000
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 8.500% 14.1448% 12/30/26 (e)(f)(u)	431,650	403,593
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4628% 8/3/28 (e)(f)(u)	4,738,371	4,733,443
		146,904,204
Household Durables - 0.0%
Mattress Firm, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.250% 9.95% 9/24/28 (e)(f)(u)	4,644,257	4,600,740
Runner Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 11.0027% 10/21/28 (e)(f)(u)	916,050	714,519
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7128% 10/30/27 (e)(f)(u)	2,616,922	2,234,669
		7,549,928
Leisure Products - 0.0%
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9484% 3/9/30 (e)(f)(u)	3,567,075	3,555,946
Specialty Retail - 0.1%
Academy Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1846% 11/6/27 (e)(f)(u)	1,959,361	1,960,596
At Home Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6841% 7/24/28 (e)(f)(u)	901,600	313,027
Belron Finance U.S. LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.750% 8.245% 4/18/29 (e)(f)(u)	628,425	629,053
Empire Today LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4553% 4/1/28 (e)(f)(u)	1,967,249	1,449,863
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.2128% 10/19/27 (e)(f)(u)	1,031,766	1,023,522
Jo-Ann Stores LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.3912% 7/7/28 (e)(f)(u)	865,088	68,489
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1741% 12/18/27 (e)(f)(u)	7,179,849	6,894,450
New SK Holdco Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.350% 13.6908% 6/30/27 (e)(f)(u)	1,212,873	1,140,100
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.9017% 3/4/28 (e)(f)(u)	1,815,680	1,714,311
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.1908% 2/8/28 (e)(f)(u)	660,000	528,000
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7128% 4/16/28 (e)(f)(u)	4,522,232	4,470,091
Woof Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.3972% 12/21/27 (e)(f)(u)	1,451,322	1,175,571
		21,367,073
Textiles, Apparel & Luxury Goods - 0.0%
Crocs, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.5325% 2/19/29 (e)(f)(u)	1,877,017	1,881,015
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.7128% 11/23/28 (e)(f)(u)	1,245,000	1,213,875
		3,094,890
TOTAL CONSUMER DISCRETIONARY		294,582,280
CONSUMER STAPLES - 0.1%
Beverages - 0.0%
Bengal Debt Merger Sub LLC:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.7401% 1/24/29 (e)(f)(u)	245,000	229,114
2LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.4901% 1/24/30 (e)(f)(u)	700,000	556,066
Triton Water Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.9017% 3/31/28 (e)(f)(u)	6,636,947	6,520,801
		7,305,981
Consumer Staples Distribution & Retail - 0.0%
8th Avenue Food & Provisions, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.2128% 10/1/26 (e)(f)(u)	98,000	73,990
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3488% 2/3/29 (e)(f)(u)	1,144,621	1,147,483
Cardenas Merger Sub, LLC 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 6.750% 12.2401% 8/1/29 (e)(f)(u)	3,051,327	3,045,224
JP Intermediate B LLC term loan CME Term SOFR 1 Month Index + 5.500% 11.1448% 11/20/27 (e)(f)(u)	2,112,305	380,215
United Natural Foods, Inc. Tranche B, term loan 1 month U.S. LIBOR + 3.250% 8.7128% 10/22/25 (e)(f)(u)	412,500	410,730
Upfield U.S.A. Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.2236% 1/31/28 (e)(f)(u)	2,040,000	1,975,618
		7,033,260
Food Products - 0.1%
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9628% 10/23/27 (e)(f)(u)	2,697,563	2,698,399
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7035% 5/16/29 (e)(f)(u)	4,696,632	4,632,053
		7,330,452
Personal Care Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2128% 5/17/28 (e)(f)(u)	1,950,200	1,861,953
TOTAL CONSUMER STAPLES		23,531,646
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
BCP Renaissance Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8998% 10/31/28 (e)(f)(u)	1,276,759	1,274,767
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9901% 6/4/28 (e)(f)(u)	8,853,212	8,867,643
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9484% 11/19/29 (e)(f)(u)	3,564,306	3,556,215
EG America LLC:
1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9345% 2/7/28 (e)(f)(u)	4,467,358	4,271,911
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 9.6645% 2/7/28 (c)(e)(f)(u)	985,000	943,138
Tranche BC 1LN, term loan:
CME Term SOFR 1 Month Index + 4.250% 9.6645% 2/7/28 (e)(f)(u)	675,077	641,323
CME Term SOFR 1 Month Index + 5.500% 9.4145% 2/7/28 (e)(f)(u)	1,267,741	1,213,862
GIP II Blue Holding LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9628% 9/29/28 (e)(f)(u)	4,486,900	4,491,252
GIP III Stetson I LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6984% 10/5/28 (e)(f)(u)	2,484,070	2,475,798
Limetree Bay Terminals LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 10.6517% 2/15/24 (e)(f)(u)	2,666,190	2,405,277
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(d)(f)(u)	1,224,553	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(d)(f)(u)	528,000	0
New Fortress Energy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.39% 10/30/28 (e)(f)(u)	7,025,000	6,744,000
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7382% 2/14/30 (e)(f)(u)	1,309,198	1,305,375
		38,190,561
FINANCIALS - 0.7%
Capital Markets - 0.1%
AssuredPartners, Inc.:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9628% 2/13/27 (e)(f)(u)	2,108,768	2,106,132
CME Term SOFR 1 Month Index + 3.500% 8.9628% 2/13/27 (e)(f)(u)	1,061,809	1,060,928
Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0984% 2/13/27 (e)(f)(u)	1,579,050	1,579,840
Broadstreet Partners, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7128% 1/27/27 (e)(f)(u)	656,600	654,853
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3484% 1/26/29 (e)(f)(u)	1,995,000	1,994,282
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9628% 7/25/30 (e)(f)(u)	7,044,083	7,040,279
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6412% 4/21/28 (e)(f)(u)	4,173,742	4,149,409
RCS Capital Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9241% 8/9/30 (e)(f)(u)	3,508,338	3,450,696
		22,036,419
Financial Services - 0.2%
Agellan Portfolio 9% 8/7/25 (c)(u)	239,000	239,000
Clue Opco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9/22/30 (f)(u)(v)	1,450,000	1,366,625
FinCo I LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3832% 6/27/29 (e)(f)(u)	592,767	593,259
Focus Financial Partners LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8484% 6/24/28 (e)(f)(u)	1,725,855	1,719,194
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5984% 6/30/28 (e)(f)(u)	2,507,200	2,505,320
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3882% 1/26/28 (e)(f)(u)	1,512,381	1,516,631
GTCR W-2 Merger Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 9/21/30 (f)(u)(v)	10,485,000	10,471,894
Mhp 2022-Mhil Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 5.000% 10.3229% 1/9/24 (c)(e)(f)(u)	3,464,109	3,256,262
NCR Atleos Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1984% 3/27/29 (e)(f)(u)	2,235,000	2,180,980
Nexus Buyer LLC:
2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6984% 11/1/29 (e)(f)(u)	795,000	767,676
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1984% 11/8/26 (e)(f)(u)	1,547,001	1,528,391
Recess Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3882% 3/24/27 (e)(f)(u)	890,000	888,336
Sunbelt Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 4.450% 9.8846% 1/21/27 (c)(e)(f)(u)	834,880	834,880
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 0.000% 0% (c)(d)(f)(u)	3,069,200	460,380
WH Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 5.500% 10.9028% 2/9/27 (e)(f)(u)	1,861,438	1,848,054
CME Term SOFR 1 Month Index + 5.500% 10.9028% 2/15/27 (e)(f)(u)	1,383,050	1,369,220
		31,546,102
Insurance - 0.4%
Acrisure LLC:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 9.1498% 2/15/27 (e)(f)(u)	7,735,601	7,659,870
CME Term SOFR 1 Month Index + 4.250% 9.8998% 2/15/27 (e)(f)(u)	4,492,223	4,479,105
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8882% 11/6/30 (e)(f)(u)	4,623,607	4,609,182
Alliant Holdings Intermediate LLC:
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9628% 11/5/27 (e)(f)(u)	3,822,310	3,823,763
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8311% 11/6/27 (e)(f)(u)	2,754,618	2,756,354
AmWINS Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.250% 7.7128% 2/19/28 (e)(f)(u)	3,604,674	3,598,437
CME Term SOFR 1 Month Index + 2.750% 8.2128% 2/19/28 (e)(f)(u)	918,063	919,210
Amynta Agency Borrower, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4484% 2/28/28 (e)(f)(u)	1,825,425	1,828,090
Asurion LLC:
1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4484% 8/19/28 (e)(f)(u)	2,755,495	2,699,228
Tranche B11 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6984% 8/19/28 (e)(f)(u)	7,163,195	7,037,839
Tranche B3 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.7128% 1/31/28 (e)(f)(u)	8,625,000	7,722,480
Tranche B4 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.7128% 1/20/29 (e)(f)(u)	1,925,000	1,699,775
Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7128% 12/23/26 (e)(f)(u)	9,798,734	9,655,476
Tranche B9 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7128% 7/31/27 (e)(f)(u)	2,018,250	1,971,709
HUB International Ltd. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.250% 9.6619% 7/1/30 (e)(f)(u)	12,707,417	12,754,562
CME Term SOFR 3 Month Index + 4.000% 9.3653% 11/10/29 (e)(f)(u)	1,012,350	1,014,982
Ryan Specialty Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4484% 9/1/27 (e)(f)(u)	1,878,624	1,878,624
USI, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1401% 11/22/29 (e)(f)(u)	4,557,971	4,553,231
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.64% 9/14/30 (e)(f)(u)	480,000	479,040
CME Term SOFR 1 Month Index + 3.250% 8.6401% 9/29/30 (e)(f)(u)	725,000	723,072
		81,864,029
TOTAL FINANCIALS		135,446,550
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc. Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6984% 11/6/27 (e)(f)(u)	2,342,631	2,341,764
Embecta Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3367% 3/31/29 (e)(f)(u)	2,473,665	2,419,046
ICU Medical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 8.0401% 1/6/29 (e)(f)(u)	1,196,775	1,188,960
Insulet Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7128% 5/4/28 (e)(f)(u)	4,471,056	4,471,861
Mozart Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4628% 10/23/28 (e)(f)(u)	8,657,485	8,656,360
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 9.1517% 11/30/27 (e)(f)(u)	2,365,000	2,355,469
Pathway Vet Alliance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2128% 3/31/27 (e)(f)(u)	1,144,533	1,006,239
Vetstrategy Canada Holdings In Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11/16/28 (f)(u)(v)	2,650,000	2,628,482
		25,068,181
Health Care Providers & Services - 0.2%
AHP Health Partners, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9628% 8/24/28 (e)(f)(u)	1,840,358	1,833,456
Cano Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.533% 11/23/27 (e)(f)(u)	2,971,628	1,228,263
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.5712% 2/12/28 (e)(f)(u)	1,790,000	1,787,261
Da Vinci Purchaser Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4628% 1/8/27 (e)(f)(u)	2,120,052	2,081,361
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4901% 10/1/27 (e)(f)(u)	17,916,279	17,244,419
HAH Group Holding Co. LLC 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.45% 10/29/27 (e)(f)(u)	741,972	733,936
Icon Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.9017% 7/3/28 (e)(f)(u)	3,666,861	3,672,215
MED ParentCo LP:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7128% 8/31/26 (e)(f)(u)	2,276,066	2,211,927
2LN, term loan CME Term SOFR 1 Month Index + 8.250% 13.7128% 8/30/27 (e)(f)(u)	485,000	433,265
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6886% 11/15/28 (e)(f)(u)	5,865,675	5,857,756
Surgery Center Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2053% 8/31/26 (e)(f)(u)	2,106,342	2,106,089
U.S. Anesthesia Partners, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.500% 12.9346% 10/1/29 (e)(f)(u)	285,000	249,375
		39,439,323
Health Care Technology - 0.1%
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5984% 2/15/29 (e)(f)(u)	10,926,585	10,714,173
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9628% 9/30/26 (e)(f)(u)	3,174,545	3,174,228
		13,888,401
Life Sciences Tools & Services - 0.0%
PRA Health Sciences, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.9017% 7/3/28 (e)(f)(u)	913,601	914,935
Pharmaceuticals - 0.1%
Elanco Animal Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1701% 8/1/27 (e)(f)(u)	2,825,528	2,778,087
Jazz Financing Lux SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9628% 5/5/28 (e)(f)(u)	5,515,484	5,523,151
Organon & Co. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.4358% 6/2/28 (e)(f)(u)	4,035,773	4,025,684
Perrigo Investments LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.6984% 4/20/29 (e)(f)(u)	1,560,000	1,554,150
		13,881,072
TOTAL HEALTH CARE		93,191,912
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.1%
TransDigm, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6401% 8/24/28 (e)(f)(u)	8,824,706	8,826,647
Tranche H 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6401% 2/22/27 (e)(f)(u)	1,366,674	1,367,316
Tranche J 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 2/28/31 (f)(u)(v)	360,000	359,611
		10,553,574
Air Freight & Logistics - 0.0%
Echo Global Logistics, Inc. 2LN, term loan CME Term SOFR 3 Month Index + 7.000% 12.4832% 11/23/29 (c)(e)(f)(u)	780,000	758,940
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6401% 3/17/30 (e)(f)(u)	746,925	731,613
STG Logistics, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.5401% 3/24/28 (c)(e)(f)(u)	940,675	875,768
		2,366,321
Building Products - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.9017% 5/17/28 (e)(f)(u)	9,338,386	7,704,169
Emerson Climate Technologies Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3484% 5/31/30 (e)(f)(u)	3,548,165	3,549,726
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8797% 2/25/29 (e)(f)(u)	11,452,712	11,045,682
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9901% 4/29/29 (e)(f)(u)	4,462,431	4,365,730
		26,665,307
Commercial Services & Supplies - 0.4%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.4484% 12/20/29 (e)(f)(u)	352,000	353,102
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9484% 12/21/28 (e)(f)(u)	9,523,219	9,536,837
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4484% 12/21/28 (e)(f)(u)	5,440,364	5,456,250
ADS Tactical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.2128% 3/19/26 (e)(f)(u)	3,092,106	3,048,291
All-Star Bidco AB:
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.900% 8.95% 11/16/28 (e)(f)(u)	589,500	582,868
Tranche B1 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.45% 11/16/28 (e)(f)(u)	2,623,424	2,597,190
Allied Universal Holdco LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.1984% 5/14/28 (e)(f)(u)	5,034,175	4,899,913
CME Term SOFR 1 Month Index + 4.750% 10.0984% 5/14/28 (e)(f)(u)	2,105,000	2,076,056
APX Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.9291% 7/9/28 (e)(f)(u)	934,751	933,583
Archkey Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.7128% 6/30/28 (e)(f)(u)	750,000	727,500
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8771% 8/1/30 (e)(f)(u)	6,228,000	6,075,788
Clean Harbors, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4628% 10/8/28 (e)(f)(u)	505,988	507,526
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.2832% 5/3/29 (e)(f)(u)	1,387,438	1,361,423
Covanta Holding Corp.:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.8241% 11/30/28 (e)(f)(u)	1,306,936	1,300,192
CME Term SOFR 1 Month Index + 3.000% 8.3324% 11/30/28 (e)(f)(u)	618,605	617,522
Tranche C 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.8241% 11/30/28 (e)(f)(u)	99,389	98,876
CME Term SOFR 1 Month Index + 3.000% 8.3212% 11/30/28 (e)(f)(u)	46,395	46,314
Ensemble RCM LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2332% 8/1/26 (e)(f)(u)	2,895,415	2,896,457
Filtration Group Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7128% 10/19/28 (e)(f)(u)	2,019,986	2,022,086
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9628% 10/21/28 (e)(f)(u)	1,977,330	1,973,494
HomeServe U.S.A. Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3311% 10/13/30 (e)(f)(u)	2,405,000	2,405,746
KNS Acquisitions, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.7128% 4/21/27 (e)(f)(u)	1,685,000	1,459,631
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6993% 6/21/28 (e)(f)(u)	4,418,042	4,351,241
Maverick Purchaser Sub LLC:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.3311% 2/15/29 (e)(f)(u)	4,277,081	4,256,765
CME Term SOFR 1 Month Index + 4.000% 9.4628% 1/23/27 (e)(f)(u)	2,633,500	2,624,941
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 8.750% 14.2128% 1/31/28 (e)(f)(u)	1,180,000	1,168,200
Omnia Partners LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6282% 7/25/30 (e)(f)(u)	2,459,003	2,461,191
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7/25/30 (f)(u)(w)	230,997	231,203
Optiv Security, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6296% 8/14/26 (e)(f)(u)	1,475,000	1,393,344
Pilot Travel Centers LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4484% 8/4/28 (e)(f)(u)	2,003,109	2,002,689
PowerTeam Services LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8901% 3/6/25 (e)(f)(u)	4,179,399	3,801,164
RLG Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7128% 7/8/28 (e)(f)(u)	1,007,063	913,073
SuperMoose Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.2901% 8/29/25 (e)(f)(u)	1,982,350	1,880,755
The GEO Group, Inc. Tranche 1B 1LN, term loan CME Term SOFR 1 Month Index + 7.120% 12.4734% 3/23/27 (e)(f)(u)	623,963	633,516
WMB Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6984% 11/3/29 (e)(f)(u)	976,668	975,749
		77,670,476
Construction & Engineering - 0.1%
Breakwater Energy Partners, LLC Tranche B 1LN, term loan 11.25% 9/1/26 (c)(e)(f)(u)	3,359,141	3,266,765
Rockwood Service Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.7128% 1/23/27 (e)(f)(u)	1,915,662	1,915,183
SRS Distribution, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9628% 6/4/28 (e)(f)(u)	3,790,318	3,737,594
CME Term SOFR 3 Month Index + 3.500% 8.9484% 6/2/28 (e)(f)(u)	984,962	971,577
		9,891,119
Electrical Equipment - 0.0%
Alliance Laundry Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9926% 10/8/27 (e)(f)(u)	1,900,467	1,901,265
Ground Transportation - 0.0%
Avis Budget Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.2128% 8/6/27 (e)(f)(u)	670,000	666,650
Genesee & Wyoming, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 7.4901% 12/30/26 (e)(f)(u)	2,922,288	2,923,048
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.1594% 3/3/30 (e)(f)(u)	4,089,659	4,097,348
		7,687,046
Machinery - 0.0%
Chart Industries, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6696% 3/17/30 (e)(f)(u)	1,282,032	1,277,762
CPM Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8269% 9/28/28 (e)(f)(u)	992,843	992,634
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 14.4064% 4/16/25 (c)(e)(f)(u)	479,374	445,818
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 3.500% 9.3811% 7/31/27 (e)(f)(u)	1,437,784	1,436,289
		4,152,503
Passenger Airlines - 0.1%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.4274% 4/20/28 (e)(f)(u)	3,001,263	3,042,531
Air Canada Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 9.1393% 8/11/28 (e)(f)(u)	1,387,438	1,384,718
American Airlines, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 5/29/29 (f)(u)(v)	1,380,000	1,370,519
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 10.7979% 7/2/27 (e)(f)(u)	3,503,162	3,606,925
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1658% 10/20/27 (e)(f)(u)	2,416,000	2,466,446
United Airlines, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.2074% 4/21/28 (e)(f)(u)	3,868,462	3,864,052
		15,735,191
Professional Services - 0.1%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.2128% 2/4/28 (e)(f)(u)	3,159,299	3,161,858
Cast & Crew Payroll LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 9.2128% 2/7/26 (e)(f)(u)	750,000	747,968
CME Term SOFR 1 Month Index + 3.750% 9.0984% 12/30/28 (e)(f)(u)	1,800,000	1,787,256
CHG Healthcare Services, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7128% 9/30/28 (e)(f)(u)	728,795	725,975
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9628% 6/2/28 (e)(f)(u)	9,634,953	9,026,794
EmployBridge LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 10.4071% 7/19/28 (e)(f)(u)	2,664,861	2,155,873
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1332% 4/29/29 (e)(f)(u)	1,938,800	1,791,781
Sedgwick Claims Management Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0984% 2/24/28 (e)(f)(u)	1,109,999	1,110,831
Sitel Worldwide Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0984% 8/27/28 (e)(f)(u)	1,481,108	1,412,237
Verscend Holding Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4628% 8/27/25 (e)(f)(u)	5,657,342	5,656,154
		27,576,727
Transportation Infrastructure - 0.0%
ASP LS Acquisition Corp. 2LN, term loan CME Term SOFR 3 Month Index + 7.500% 13.3958% 5/7/29 (e)(f)(u)	295,000	240,918
Wwex Unified Topco Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6517% 7/26/28 (e)(f)(u)	2,554,599	2,387,350
		2,628,268
TOTAL INDUSTRIALS		186,827,797
INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.0%
Anastasia Parent LLC Tranche B, term loan CME Term SOFR 3 Month Index + 3.750% 9.4017% 8/10/25 (e)(f)(u)	4,533,373	2,989,760
Eos U.S. Finco LLC 1LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.1643% 10/6/29 (e)(f)(u)	2,244,281	2,057,265
		5,047,025
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.2128% 7/1/29 (e)(f)(u)	3,993,194	3,988,202
DG Investment Intermediate Holdings, Inc.:
2LN, term loan CME Term SOFR 1 Month Index + 6.750% 12.2128% 3/31/29 (e)(f)(u)	315,000	282,319
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.2128% 3/31/28 (e)(f)(u)	1,493,882	1,460,897
CME Term SOFR 1 Month Index + 4.750% 10.0984% 3/31/28 (e)(f)(u)	593,501	589,050
Go Daddy Operating Co. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4628% 8/10/27 (e)(f)(u)	1,814,063	1,814,063
TTM Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0701% 5/30/30 (e)(f)(u)	2,358,599	2,358,599
		10,493,130
IT Services - 0.1%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5401% 2/16/28 (e)(f)(u)	1,312,500	1,299,926
Arches Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6984% 12/4/27 (e)(f)(u)	500,000	491,250
Camelot Finance SA:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4628% 10/31/26 (e)(f)(u)	2,992,852	2,994,348
Tranche B, term loan CME Term SOFR 1 Month Index + 3.000% 8.4628% 10/31/26 (e)(f)(u)	1,774,885	1,774,885
Constant Contact, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.6874% 2/10/28 (e)(f)(u)	1,461,643	1,399,523
GoDaddy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.8484% 11/9/29 (e)(f)(u)	1,864,140	1,866,284
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.4901% 6/30/28 (e)(f)(u)	1,707,024	1,075,425
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.7401% 8/19/28 (e)(f)(u)	1,810,000	1,790,398
Ion Trading Finance Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.2401% 3/26/28 (e)(f)(u)	2,949,975	2,926,258
Peraton Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1984% 2/1/28 (e)(f)(u)	12,574,784	12,487,263
		28,105,560
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.8901% 7/6/29 (e)(f)(u)	2,413,553	2,416,232
MKS Instruments, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8227% 8/17/29 (e)(f)(u)	3,757,050	3,746,079
		6,162,311
Software - 0.8%
A&V Holdings Midco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.370% 11.14% 3/10/27 (e)(f)(u)	1,554,452	1,527,249
Applied Systems, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.8901% 9/19/26 (e)(f)(u)	2,840,725	2,849,617
AppLovin Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.000% 8.4484% 10/25/28 (e)(f)(u)	512,442	512,155
CME Term SOFR 1 Month Index + 3.100% 8.4484% 8/15/30 (e)(f)(u)	3,768,340	3,767,737
Aptean, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6984% 4/23/26 (e)(f)(u)	2,607,932	2,600,317
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1984% 12/10/29 (e)(f)(u)	2,020,380	1,720,576
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9484% 12/10/28 (e)(f)(u)	9,833,554	9,597,253
Byju's Alpha, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 15.5% 11/24/26 (e)(f)(u)	2,363,830	827,341
Central Parent, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4062% 7/6/29 (e)(f)(u)	3,502,480	3,503,111
Cloud Software Group, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9901% 3/30/29 (e)(f)(u)	6,980,542	6,676,609
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9628% 9/30/28 (e)(f)(u)	3,865,687	3,770,011
DCert Buyer, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3484% 10/16/26 (e)(f)(u)	6,774,085	6,687,106
Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 7.000% 12.3484% 2/19/29 (e)(f)(u)	1,330,000	1,199,766
DH Corp./Societe term loan CME Term SOFR 3 Month Index + 7.250% 12.7129% 9/13/29 (c)(e)(f)(u)	56,141	55,243
Epicor Software Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7128% 7/31/27 (e)(f)(u)	3,793,486	3,799,252
Finastra U.S.A., Inc. term loan CME Term SOFR 1 Month Index + 7.250% 12.7129% 9/13/29 (c)(e)(f)(u)	2,403,859	2,365,397
Flexera Software LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2128% 3/3/28 (e)(f)(u)	1,774,244	1,756,129
Gen Digital, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4484% 9/12/29 (e)(f)(u)	5,673,926	5,656,507
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4628% 12/1/27 (e)(f)(u)	2,649,697	2,650,890
Helios Software Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7401% 7/18/30 (e)(f)(u)	580,000	575,772
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1701% 3/1/29 (e)(f)(u)	6,388,009	6,295,639
MH Sub I LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5984% 5/3/28 (e)(f)(u)	11,271,039	10,903,153
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.5984% 2/23/29 (e)(f)(u)	1,660,000	1,489,850
Open Text Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1984% 1/31/30 (e)(f)(u)	5,912,061	5,917,973
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4628% 6/2/28 (e)(f)(u)	10,874,963	10,570,464
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0929% 10/26/30 (e)(f)(u)	3,420,000	3,359,603
Proofpoint, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7128% 8/31/28 (e)(f)(u)	4,426,163	4,390,443
Rackspace Technology Global, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1865% 2/15/28 (e)(f)(u)	6,426,111	2,620,632
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4628% 4/22/28 (e)(f)(u)	3,981,287	3,879,286
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1984% 9/30/28 (e)(f)(u)	2,541,138	2,437,739
Renaissance Holdings Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0984% 4/7/30 (e)(f)(u)	5,075,000	5,062,871
Roper Industrial Products Investment Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8901% 11/22/29 (e)(f)(u)	1,374,850	1,375,111
Sophia LP Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9484% 10/7/27 (e)(f)(u)	6,889,727	6,891,863
SS&C Technologies, Inc.:
Tranche B 3LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.2128% 4/16/25 (e)(f)(u)	1,032,438	1,032,396
Tranche B 4LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.2128% 4/16/25 (e)(f)(u)	974,843	974,804
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.2128% 4/16/25 (e)(f)(u)	3,553,204	3,553,204
Ukg, Inc.:
1LN, term loan:
CME Term SOFR 1 Month Index + 4.500% 9.9882% 5/4/26 (e)(f)(u)	1,336,650	1,339,992
CME Term SOFR 3 Month Index + 3.250% 8.7643% 5/4/26 (e)(f)(u)	2,860,946	2,860,946
CME Term SOFR 3 Month Index + 3.750% 9.2332% 5/4/26 (e)(f)(u)	5,809,430	5,821,513
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.7643% 5/3/27 (e)(f)(u)	3,393,000	3,390,896
Veritas U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4628% 9/1/25 (e)(f)(u)	3,008,639	2,354,260
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.6984% 2/28/27 (e)(f)(u)	3,179,281	3,171,333
		151,792,009
TOTAL INFORMATION TECHNOLOGY		201,600,035
MATERIALS - 0.4%
Chemicals - 0.2%
ARC Falcon I, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9484% 9/30/28 (e)(f)(u)	3,880,952	3,751,367
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4484% 9/22/29 (c)(e)(f)(u)	345,000	309,638
Aruba Investment Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0984% 11/24/27 (e)(f)(u)	1,071,900	1,051,802
2LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.1984% 11/24/28 (e)(f)(u)	485,000	448,746
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4484% 11/24/27 (e)(f)(u)	4,015,828	3,950,571
Bakelite U.S. Holding Ltd. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5401% 5/27/29 (e)(f)(u)	1,475,000	1,427,063
Cyanco Intermediate 2 Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0984% 7/7/28 (e)(f)(u)	700,000	696,500
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5701% 11/1/30 (e)(f)(u)	2,020,000	2,011,577
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.7651% 10/4/29 (e)(f)(u)	7,500,233	7,142,097
Groupe Solmax, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.3144% 5/27/28 (e)(f)(u)	2,817,342	2,601,505
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.0215% 3/15/29 (e)(f)(u)	4,865,589	4,522,273
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.430% 12.8859% 3/15/30 (e)(f)(u)	675,000	546,750
INEOS U.S. Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9484% 2/10/30 (e)(f)(u)	872,813	864,495
INEOS U.S. Petrochem LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1984% 3/1/30 (e)(f)(u)	902,738	872,270
Koppers, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.93% 4/10/30 (e)(f)(u)	2,139,638	2,144,987
Luxembourg Investment Co. 428 SARL Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.5401% 1/3/29 (e)(f)(u)	734,593	479,931
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 5.000% 10.3901% 11/9/28 (e)(f)(u)	2,965,000	2,967,224
CME Term SOFR 3 Month Index + 3.750% 9.4017% 11/9/28 (e)(f)(u)	4,989,137	4,949,623
Starfruit U.S. Holdco LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.4227% 4/3/28 (e)(f)(u)	1,147,125	1,138,040
CME Term SOFR 1 Month Index + 4.000% 9.4671% 4/3/28 (e)(f)(u)	3,352,125	3,323,833
The Chemours Co. LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8484% 8/18/28 (e)(f)(u)	4,710,282	4,648,484
W.R. Grace Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.4017% 9/22/28 (e)(f)(u)	1,541,466	1,534,530
		51,383,306
Construction Materials - 0.0%
Janus International Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7643% 8/3/30 (e)(f)(u)	595,000	594,108
Smyrna Ready Mix LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8311% 4/1/29 (e)(f)(u)	368,042	368,042
VM Consolidated, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7128% 3/27/28 (e)(f)(u)	1,687,635	1,691,500
White Capital Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.0984% 10/19/27 (e)(f)(u)	500,000	499,490
		3,153,140
Containers & Packaging - 0.2%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7128% 3/3/28 (e)(f)(u)	3,299,187	3,222,316
Berlin Packaging, LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.1945% 3/11/28 (e)(f)(u)	5,150,454	5,093,336
Berry Global, Inc. Tranche AA 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1858% 7/1/29 (e)(f)(u)	3,184,646	3,173,022
Charter NEX U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2128% 12/1/27 (e)(f)(u)	2,380,893	2,369,989
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.6234% 4/13/29 (e)(f)(u)	11,484,460	11,387,532
Graham Packaging Co., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4628% 8/4/27 (e)(f)(u)	3,470,198	3,459,857
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.750% 10.476% 2/9/26 (e)(f)(u)	2,246,778	2,068,451
Reynolds Consumer Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1984% 1/30/27 (e)(f)(u)	1,008,859	1,008,092
		31,782,595
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo OYJ 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.6517% 2/4/28 (e)(f)(u)	1,736,908	1,699,564
TOTAL MATERIALS		88,018,605
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.2128% 8/21/25 (e)(f)(u)	226,501	225,935
CME Term SOFR 1 Month Index + 3.250% 8.6984% 1/31/30 (e)(f)(u)	422,352	408,625
Greystar Real Estate Partners 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.147% 8/21/30 (e)(f)(u)	700,000	700,000
		1,334,560
UTILITIES - 0.1%
Electric Utilities - 0.1%
Generation Bridge Northeast LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5984% 8/7/29 (e)(f)(u)	1,424,795	1,428,357
PG&E Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4628% 6/23/25 (e)(f)(u)	9,646,069	9,641,535
Vistra Operations Co. LLC Tranche B 3LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1886% 12/31/25 (e)(f)(u)	3,949,291	3,949,805
		15,019,697
Independent Power and Renewable Electricity Producers - 0.0%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5984% 7/20/30 (e)(f)(u)	1,065,000	1,060,836
Esdec Solar Group BV Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.750% 10.4017% 8/27/28 (e)(f)(u)	1,789,990	1,682,590
		2,743,426
Multi-Utilities - 0.0%
Osmose Utilities Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7128% 6/23/28 (e)(f)(u)	108,615	107,342
TOTAL UTILITIES		17,870,465
TOTAL BANK LOAN OBLIGATIONS (Cost $1,196,731,264)		1,170,289,847

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Discover Bank 5.974% 8/9/28 (e)	5,039,000	4,679,053
KeyBank NA 6.95% 2/1/28	718,000	704,275
Regions Bank 6.45% 6/26/37	8,935,000	8,623,571
TOTAL BANK NOTES (Cost $15,887,337)		14,006,899

Preferred Securities - 0.5%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd. 4% (Reg. S) (e)(j)		1,000,000	849,880
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV:
3.375% (Reg. S) (e)(j)	EUR	2,500,000	2,668,893
3.748% (Reg. S) (e)(j)	EUR	800,000	774,591
3.875% (Reg. S) (e)(j)	EUR	9,400,000	8,764,748
			12,208,232
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (j)		1,486,000	1,467,425
Tobacco - 0.0%
British American Tobacco PLC 3% (Reg. S) (e)(j)	EUR	5,510,000	5,168,462
TOTAL CONSUMER STAPLES			6,635,887
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.6693% (e)(f)(j)		12,153,000	11,544,260
EnLink Midstream Partners LP CME Term SOFR 3 Month Index + 4.370% 9.7798% (e)(f)(j)		1,795,000	1,607,089
Plains All American Pipeline LP CME Term SOFR 3 Month Index + 4.110% 9.7513% (e)(f)(j)		3,330,000	3,169,340
			16,320,689
FINANCIALS - 0.2%
Banks - 0.2%
AIB Group PLC 6.25% (Reg. S) (e)(j)	EUR	1,780,000	1,884,248
Banco Do Brasil SA 6.25% (b)(e)(j)		805,000	762,882
Banco Mercantil del Norte SA:
6.75% (b)(e)(j)		1,145,000	1,114,658
7.625% (b)(e)(j)		902,000	838,860
Bank of America Corp.:
CME Term SOFR 3 Month Index + 3.390% 8.8062% (e)(f)(j)		475,000	472,942
5.875% (e)(j)		2,585,000	2,365,325
6.25% (e)(j)		1,540,000	1,518,976
Bank of Nova Scotia:
CME Term SOFR 3 Month Index + 2.900% 8.3354% (e)(f)(j)		1,347,000	1,195,118
4.9% (e)(j)		905,000	849,749
Barclays PLC:
5.875% (Reg. S) (e)(j)	GBP	1,000,000	1,200,906
7.125% (e)(j)	GBP	250,000	300,651
8.875% (e)(j)	GBP	1,000,000	1,213,530
BBVA Bancomer SA Texas Branch:
5.125% 1/18/33 (b)(e)		485,000	433,289
5.35% 11/12/29 (b)(e)		265,000	258,044
8.45% 6/29/38 (b)(e)		555,000	556,575
BNP Paribas SA 6.625% (Reg. S) (e)(j)		2,230,000	2,216,063
Emirates NBD Bank PJSC 6.125% (Reg. S) (e)(j)		780,000	762,694
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (e)(j)		200,000	199,436
JPMorgan Chase & Co.:
CME Term SOFR 3 Month Index + 3.560% 8.9387% (e)(f)(j)		628,000	630,959
4.6% (e)(j)		1,865,000	1,790,111
6.1% (e)(j)		2,580,000	2,566,602
Lloyds Banking Group PLC 5.125% (e)(j)	GBP	220,000	265,693
NBK Tier 1 Financing 2 Ltd. 4.5% (b)(e)(j)		850,000	796,450
NBK Tier 1 Ltd. 3.625% (b)(e)(j)		340,000	297,713
Societe Generale 7.875% (Reg. S) (e)(j)		900,000	899,292
Tinkoff Credit Systems 6% (b)(c)(d)(e)(j)		390,000	19,500
Wells Fargo & Co. 5.9% (e)(j)		1,420,000	1,397,649
			26,807,915
Capital Markets - 0.0%
Charles Schwab Corp. 4% (e)(j)		1,655,000	1,249,732
Credit Suisse Group AG 7.5% (Reg. S) (d)(e)(j)		7,755,000	853,050
UBS Group AG 7% (Reg. S) (e)(j)		644,000	630,315
			2,733,097
Consumer Finance - 0.0%
Ally Financial, Inc.:
4.7% (e)(j)		2,110,000	1,360,055
4.7% (e)(j)		2,140,000	1,506,203
			2,866,258
Insurance - 0.0%
QBE Insurance Group Ltd. 5.25% (Reg. S) (e)(j)		4,059,000	3,811,821
TOTAL FINANCIALS			36,219,091
INDUSTRIALS - 0.1%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (Reg. S) (e)(j)	GBP	900,000	981,681
Marine Transportation - 0.0%
DP World Salaam 6% (Reg. S) (e)(j)		1,325,000	1,304,297
Trading Companies & Distributors - 0.1%
AerCap Holdings NV 5.875% 10/10/79 (e)		6,089,000	5,884,152
Air Lease Corp. 4.125% (e)(j)		2,828,000	2,084,965
Aircastle Ltd. 5.25% (b)(e)(j)		2,610,000	2,178,428
			10,147,545
TOTAL INDUSTRIALS			12,433,523
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Network i2i Ltd.:
3.975% (b)(e)(j)		350,000	320,933
5.65% (b)(e)(j)		1,015,000	995,116
			1,316,049
MATERIALS - 0.0%
Construction Materials - 0.0%
CEMEX S.A.B. de CV:
5.125% (b)(e)(j)		2,015,000	1,880,398
9.125% (b)(e)(j)		485,000	505,613
			2,386,011
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Aroundtown SA 3.375% (Reg. S) (e)(j)	EUR	6,000,000	2,514,435
AT Securities BV USD SWAP SEMI 30/360 5Y INDX + 3.540% 7.747% (Reg. S) (e)(f)(j)		5,250,000	2,312,625
Citycon Oyj 4.496% (Reg. S) (e)(j)	EUR	1,555,000	1,183,140
CPI Property Group SA 3.75% (Reg. S) (e)(j)	EUR	3,955,000	882,529
Grand City Properties SA 1.5% (Reg. S) (e)(j)	EUR	6,000,000	2,695,017
Heimstaden Bostad AB:
3.248% (Reg. S) (e)(j)	EUR	5,790,000	2,759,701
3.625% (Reg. S) (e)(j)	EUR	1,410,000	567,797
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (e)(j)	EUR	2,605,000	401,371
			13,316,615
UTILITIES - 0.0%
Electric Utilities - 0.0%
Electricite de France SA:
5.625% (b)(e)(j)		60,000	59,534
5.625% (Reg. S) (e)(j)		2,370,000	2,343,338
SSE PLC 3.74% (Reg. S) (e)(j)	GBP	1,920,000	2,250,958
			4,653,830
Multi-Utilities - 0.0%
ELM BV for Firmenich International SA 3.75% (Reg. S) (e)(j)	EUR	705,000	742,529
Veolia Environnement SA 2% (Reg. S) (e)(j)	EUR	1,600,000	1,510,838
			2,253,367
TOTAL UTILITIES			6,907,197
TOTAL PREFERRED SECURITIES (Cost $145,006,250)			108,593,174

Money Market Funds - 5.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (x)	631,442,567	631,568,856
Fidelity Securities Lending Cash Central Fund 5.39% (x)(y)	475,577,442	475,625,000
TOTAL MONEY MARKET FUNDS (Cost $1,107,191,659)		1,107,193,856

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.305% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2033	5/22/28	22,500,000	1,149,021

Call Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.305% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2033	5/22/28	22,500,000	639,254

TOTAL PURCHASED SWAPTIONS (Cost $1,831,050)			1,788,275

TOTAL INVESTMENT IN SECURITIES - 117.5% (Cost $25,708,650,461)	23,837,018,268
NET OTHER ASSETS (LIABILITIES) - (17.5)%	(3,549,602,267)
NET ASSETS - 100.0%	20,287,416,001

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 12/1/53	(57,300,000)	(46,273,142)
2% 12/1/53	(33,350,000)	(26,932,099)
2% 12/1/53	(65,800,000)	(53,137,395)
2% 12/1/53	(49,250,000)	(39,772,291)
2% 12/1/53	(18,050,000)	(14,576,444)
2.5% 12/1/53	(49,800,000)	(41,612,975)
2.5% 12/1/53	(65,750,000)	(54,940,825)
3% 12/1/53	(75,100,000)	(65,042,195)
3% 12/1/53	(48,250,000)	(41,788,095)
3.5% 12/1/53	(25,800,000)	(23,075,726)
3.5% 12/1/53	(25,650,000)	(22,941,565)
5.5% 12/1/53	(12,950,000)	(12,865,531)
6.5% 12/1/53	(12,600,000)	(12,812,817)
6.5% 12/1/53	(6,300,000)	(6,406,408)

TOTAL GINNIE MAE		(462,177,508)

Uniform Mortgage Backed Securities
2% 12/1/53	(20,400,000)	(15,870,680)
2% 12/1/53	(190,500,000)	(148,204,142)
2% 12/1/53	(18,900,000)	(14,703,718)
2% 12/1/53	(62,550,000)	(48,662,305)
2% 12/1/53	(16,250,000)	(12,642,086)
2% 12/1/53	(14,600,000)	(11,358,428)
2% 12/1/53	(46,300,000)	(36,020,219)
2% 12/1/53	(20,900,000)	(16,259,667)
2% 12/1/53	(36,100,000)	(28,084,879)
2% 12/1/53	(24,375,000)	(18,963,128)
2% 12/1/53	(7,000,000)	(5,445,822)
2.5% 12/1/53	(50,850,000)	(41,240,159)
2.5% 12/1/53	(7,000,000)	(5,677,111)
3% 12/1/53	(172,300,000)	(145,458,951)
3% 12/1/53	(68,600,000)	(57,913,430)
3% 12/1/53	(25,600,000)	(21,612,009)
3% 12/1/53	(63,650,000)	(53,734,546)
3% 12/1/53	(14,775,000)	(12,473,337)
3% 12/1/53	(53,250,000)	(44,954,667)
3% 12/1/53	(1,650,000)	(1,392,962)
3.5% 12/1/53	(5,800,000)	(5,090,179)
3.5% 12/1/53	(42,825,000)	(37,583,948)
3.5% 12/1/53	(48,550,000)	(42,608,305)
3.5% 12/1/53	(3,400,000)	(2,983,898)
4% 12/1/53	(33,900,000)	(30,798,696)
4.5% 12/1/53	(3,300,000)	(3,092,459)
4.5% 12/1/53	(25,800,000)	(24,177,410)
4.5% 12/1/53	(7,300,000)	(6,840,895)
5% 12/1/38	(8,600,000)	(8,381,641)
5% 12/1/38	(19,550,000)	(19,053,614)
5% 12/1/53	(5,700,000)	(5,490,922)
5.5% 12/1/53	(15,600,000)	(15,381,850)
5.5% 12/1/53	(6,300,000)	(6,211,901)
5.5% 12/1/53	(14,800,000)	(14,593,037)
5.5% 12/1/53	(14,600,000)	(14,395,834)
5.5% 12/1/53	(5,600,000)	(5,521,690)
5.5% 12/1/53	(15,400,000)	(15,184,646)
5.5% 12/1/53	(7,375,000)	(7,271,868)
6.5% 12/1/53	(18,950,000)	(19,257,928)
6.5% 12/1/53	(19,000,000)	(19,308,741)
6.5% 12/1/53	(13,100,000)	(13,312,868)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(1,057,214,576)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,494,157,658)		(1,519,392,084)

Written Swaptions
	Expiration Date	Notional Amount (a)	Value ($)
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 3.7675%, expiring September 2033.	9/20/28	17,300,000	(745,876)

Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.7675 and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring September 2033.	9/20/28	17,300,000	(642,607)

TOTAL WRITTEN SWAPTIONS			(1,388,483)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	47	Dec 2023	3,498,673	(58,691)	(58,691)
Eurex Euro-Bobl Contracts (Germany)	6	Mar 2024	764,454	(866)	(866)
Eurex Euro-Bund Contracts (Germany)	58	Mar 2024	8,374,592	(9,367)	(9,367)
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	68	Mar 2024	9,634,183	(45,927)	(45,927)
Eurex Euro-Schatz Contracts (Germany)	53	Mar 2024	6,102,790	3,746	3,746
TME 10 Year Canadian Note Contracts (Canada)	180	Mar 2024	15,886,215	118,859	118,859

TOTAL BOND INDEX CONTRACTS					7,754

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,648	Mar 2024	336,951,625	985,091	985,091
CBOT 5-Year U.S. Treasury Note Contracts (United States)	12,293	Mar 2024	1,313,526,258	6,089,368	6,089,368
CBOT Long Term U.S. Treasury Bond Contracts (United States)	137	Mar 2024	15,951,938	77,761	77,761
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	44	Mar 2024	5,412,000	63,836	63,836

TOTAL TREASURY CONTRACTS					7,216,056

TOTAL PURCHASED					7,223,810

Sold

Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	85	Mar 2024	10,374,562	48,483	48,483

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	2,028	Mar 2024	222,668,063	(1,167,043)	(1,167,043)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	993	Mar 2024	106,103,602	(498,498)	(498,498)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	639	Mar 2024	74,403,563	(365,853)	(365,853)

TOTAL TREASURY CONTRACTS					(2,031,394)

TOTAL SOLD					(1,982,911)

TOTAL FUTURES CONTRACTS					5,240,899
The notional amount of futures purchased as a percentage of Net Assets is 8.4%
The notional amount of futures sold as a percentage of Net Assets is 2.1%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	73,731	CAD	100,000	JPMorgan Chase Bank, N.A.	12/04/23	36
AUD	94,000	USD	61,279	JPMorgan Chase Bank, N.A.	12/08/23	840
CAD	498,000	USD	368,529	BNP Paribas S.A.	12/08/23	(1,503)
CAD	477,000	USD	346,867	BNP Paribas S.A.	12/08/23	4,682
CAD	149,000	USD	109,061	Brown Brothers Harriman & Co	12/08/23	752
CAD	324,000	USD	237,441	Canadian Imperial Bk. of Comm.	12/08/23	1,347
EUR	278,000	USD	299,617	Bank of America, N.A.	12/08/23	3,045
EUR	848,000	USD	888,736	Bank of America, N.A.	12/08/23	34,491
EUR	300,000	USD	317,394	Bank of America, N.A.	12/08/23	9,220
EUR	879,000	USD	936,344	Bank of America, N.A.	12/08/23	20,633
EUR	651,000	USD	695,535	Bank of America, N.A.	12/08/23	13,215
EUR	200,000	USD	211,972	Brown Brothers Harriman & Co	12/08/23	5,770
EUR	304,000	USD	330,082	Brown Brothers Harriman & Co	12/08/23	886
EUR	180,000	USD	190,237	Citibank, N. A.	12/08/23	5,731
EUR	888,000	USD	966,007	Citibank, N. A.	12/08/23	768
EUR	425,000	USD	465,296	Goldman Sachs Bank USA	12/08/23	(2,594)
EUR	100,000	USD	106,070	JPMorgan Chase Bank, N.A.	12/08/23	2,801
EUR	341,000	USD	362,510	JPMorgan Chase Bank, N.A.	12/08/23	8,741
EUR	280,000	USD	306,967	JPMorgan Chase Bank, N.A.	12/08/23	(2,128)
EUR	4,648,000	USD	4,932,551	Royal Bank of Canada	12/08/23	127,778
GBP	336,000	USD	409,164	BNP Paribas S.A.	12/08/23	15,036
GBP	384,000	USD	478,589	BNP Paribas S.A.	12/08/23	6,212
GBP	76,000	USD	95,822	BNP Paribas S.A.	12/08/23	128
GBP	1,053,000	USD	1,305,072	Canadian Imperial Bk. of Comm.	12/08/23	24,342
GBP	437,000	USD	543,169	Canadian Imperial Bk. of Comm.	12/08/23	8,544
GBP	393,000	USD	477,385	Citibank, N. A.	12/08/23	18,778
GBP	136,000	USD	165,567	HSBC Bank	12/08/23	6,133
GBP	313,000	USD	384,969	JPMorgan Chase Bank, N.A.	12/08/23	10,194
GBP	1,102,000	USD	1,345,398	State Street Bank and Trust Co	12/08/23	45,878
USD	146,531	AUD	228,000	JPMorgan Chase Bank, N.A.	12/08/23	(4,141)
USD	402,482	CAD	545,000	HSBC Bank	12/08/23	817
USD	487,385	CAD	661,000	JPMorgan Chase Bank, N.A.	12/08/23	228
USD	228,460	CAD	308,000	JPMorgan Chase Bank, N.A.	12/08/23	1,464
USD	332,209	CAD	456,000	State Street Bank and Trust Co	12/08/23	(3,863)
USD	534,028	EUR	498,000	BNP Paribas S.A.	12/08/23	(8,150)
USD	549,212	EUR	521,000	BNP Paribas S.A.	12/08/23	(18,006)
USD	390,346	EUR	364,000	BNP Paribas S.A.	12/08/23	(5,945)
USD	212,674,417	EUR	197,561,000	Bank of America, N.A.	12/08/23	(2,412,405)
USD	1,004,333	EUR	950,000	Bank of America, N.A.	12/08/23	(29,942)
USD	212,599	EUR	201,000	Bank of America, N.A.	12/08/23	(6,232)
USD	275,573	EUR	258,000	Bank of America, N.A.	12/08/23	(5,314)
USD	241,661	EUR	221,000	Bank of America, N.A.	12/08/23	1,055
USD	2,347,173	EUR	2,211,000	Brown Brothers Harriman & Co	12/08/23	(59,967)
USD	4,448,180	EUR	4,078,000	Canadian Imperial Bk. of Comm.	12/08/23	8,417
USD	1,638,306	EUR	1,531,000	Canadian Imperial Bk. of Comm.	12/08/23	(28,510)
USD	739,947	EUR	701,000	JPMorgan Chase Bank, N.A.	12/08/23	(23,239)
USD	257,684	EUR	242,000	JPMorgan Chase Bank, N.A.	12/08/23	(5,784)
USD	160,516	EUR	150,000	JPMorgan Chase Bank, N.A.	12/08/23	(2,791)
USD	651,920	GBP	540,000	BNP Paribas S.A.	12/08/23	(29,830)
USD	186,717	GBP	150,000	BNP Paribas S.A.	12/08/23	(2,658)
USD	1,272,126	GBP	1,007,000	BNP Paribas S.A.	12/08/23	788
USD	332,569	GBP	273,000	Bank of America, N.A.	12/08/23	(12,094)
USD	312,662	GBP	257,000	Brown Brothers Harriman & Co	12/08/23	(11,801)
USD	116,324,556	GBP	93,222,000	Royal Bank of Canada	12/08/23	(1,368,306)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(3,656,453)
Unrealized Appreciation						388,750
Unrealized Depreciation						(4,045,203)

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)		Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		20,000	261	(217)	44
CMBX N.A. AAA Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		2,330,000	70,000	(85,128)	(15,128)
CMBX N.A. AAA Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		1,890,000	56,781	(84,774)	(27,993)
CMBX N.A. BBB Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		1,160,000	256,736	(331,810)	(75,074)
CMBX N.A. BBB- Index Series 13		Dec 2072	Goldman Sachs & Co. LLC	(3%)	Monthly		1,760,000	499,470	(471,322)	28,148
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		930,000	205,831	(230,220)	(24,389)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		1,760,000	389,530	(434,059)	(44,529)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		1,710,000	378,464	(455,551)	(77,087)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		290,000	64,184	(67,791)	(3,607)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		530,000	117,302	(119,791)	(2,489)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		1,710,000	378,464	(389,333)	(10,869)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		590,000	130,581	(170,730)	(40,149)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		630,000	139,434	(175,386)	(35,952)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		550,000	121,728	(133,680)	(11,952)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		250,000	55,331	(66,566)	(11,235)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		1,480,000	327,560	(432,837)	(105,277)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		5,980,000	1,323,518	(1,774,741)	(451,223)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		620,000	137,221	(160,753)	(23,532)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		550,000	121,728	(136,301)	(14,573)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		850,000	188,125	(260,552)	(72,427)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		1,170,000	258,949	(331,817)	(72,868)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,260,000	278,868	(322,727)	(43,859)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,080,000	239,030	(262,117)	(23,087)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,080,000	239,030	(270,387)	(31,357)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		550,000	121,728	(138,377)	(16,649)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		620,000	137,221	(148,487)	(11,266)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,700,000	376,251	(396,211)	(19,960)
Intesa Sanpaolo SpA		Jun 2028	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	4,770,000	(46,294)	6,291	(40,003)

TOTAL BUY PROTECTION								6,567,032	(7,845,374)	(1,278,342)
Sell Protection
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		20,000	(261)	471	210
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Citigroup Global Markets Ltd.	0.5%	Monthly		3,150,000	(74,030)	86,919	12,889
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly		10,420,000	(244,886)	281,736	36,850
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly		5,420,000	(127,378)	146,546	19,168

TOTAL SELL PROTECTION								(446,555)	515,672	69,117
TOTAL CREDIT DEFAULT SWAPS								6,120,477	(7,329,702)	(1,209,225)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Dec 2025	226,300,000	(1,608,689)	0	(1,608,689)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Dec 2026	110,390,000	(1,055,648)	0	(1,055,648)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Dec 2028	36,540,000	(606,550)	0	(606,550)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Dec 2030	82,728,000	(2,013,718)	0	(2,013,718)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Dec 2043	17,150,000	(529,645)	0	(529,645)
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2053	3,440,000	88,483	0	88,483
TOTAL INTEREST RATE SWAPS							(5,725,767)	0	(5,725,767)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,919,528,248 or 19.3% of net assets.

(c)	Level 3 security
(d)	Non-income producing - Security is in default.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $867,582 or 0.0% of net assets.

(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Security is perpetual in nature with no stated maturity date.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $28,990,083.
(l)	Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts. At period end, the value of securities pledged amounted to $6,200,647.
(m)	Security or a portion of the security is on loan at period end.
(n)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $12,690,191.
(o)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $659,689.

(p)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(q)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(r)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(s)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(t)	Non-income producing
(u)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(v)	The coupon rate will be determined upon settlement of the loan after period end.
(w)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $230,997 and $231,203, respectively.

(x)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(y)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	3,324

Jonah Energy Parent LLC 12% 11/5/25	5/05/23	791,880

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	500,115,355	2,109,289,072	1,977,835,571	10,152,468	-	-	631,568,856	1.3%
Fidelity Securities Lending Cash Central Fund 5.39%	120,678,671	1,745,860,434	1,390,914,105	76,509	-	-	475,625,000	1.8%
Total	620,794,026	3,855,149,506	3,368,749,676	10,228,977	-	-	1,107,193,856

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.Corporate Bonds, U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Supranational Obligations, Bank Loan Obligations, Bank Notes and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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